   As filed with the Securities and Exchange Commission on June 8, 2000

                                         Securities Act File No. 333-88405
                                      Investment Company Act File No. 811-09605

-------------------------------------------------------------------------------
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                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549

                                ---------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [_]

                      Pre-Effective Amendment No. 1                    [X]
                         Post-Effective Amendment No.                  [_]
                                    and/or
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                             AMENDMENT NO. 1                           [X]
                       (Check appropriate box or boxes)

                                ---------------

                           MERCURY INDEX FUNDS, INC.
              (Exact name of Registrant as Specified in Charter)

             800 Scudders Mill Road, Plainsboro, New Jersey 08536
                   (Address of Principal Executive Offices)

      Registrant's Telephone Number, Including Area Code: (888) 763-2260

                                TERRY K. GLENN
                                 P.O. Box 9011
                       Princeton, New Jersey 08543-9011
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

                                ---------------

                                  Copies to:

       Counsel for the Fund:            and
       JOEL H. GOLDBERG, Esq.
SWIDLER BERLIN SHEREFF FRIEDMAN, LLP                  IRA P. SHAPIRO, Esq.
       The Chrysler Building                             P.O. Box 9011
        405 Lexington Avenue                    Princeton, New Jersey 08543-9011
      New York, New York 10174

                                ---------------

It is proposed that this filing will become effective:

    [_] immediately upon filing pursuant to paragraph (b)
    [_] on (date) pursuant to paragraph (b)
    [_] 60 days after filing pursuant to paragraph (a)(1)
    [_] on (date) pursuant to paragraph (a)(1)
    [_] 75 days after filing pursuant to paragraph (a)(2)
    [_] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

    [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                ---------------

  Quantitative Master Series Trust has also executed this Registration
Statement.

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

Prospectus

                                                                ----------------
                                                                  M E R C U R Y
                                                                ASSET MANAGEMENT
                                                                ----------------


               Mercury Index Funds, Inc.





               [GRAPHIC]

                                                                    June 8, 2000

               This prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

               The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents





                                                                            PAGE
[GRAPHIC]
FUND FACTS
--------------------------------------------------------------------------------
About Mercury Index Funds................................................ 2
Fees and Expenses........................................................ 8

[GRAPHIC]
ABOUT THE DETAILS
--------------------------------------------------------------------------------
How the Funds Invest.................................................... 11
Investment Risks........................................................ 16

[GRAPHIC]
ACCOUNT CHOICES
--------------------------------------------------------------------------------
Pricing of Shares....................................................... 24
How to Buy, Sell, Transfer and Exchange Shares.......................... 26
Fee-Based Programs...................................................... 31

[GRAPHIC]
THE MANAGEMENT TEAM
--------------------------------------------------------------------------------
Management of the Funds................................................. 33
Master/Feeder Structure................................................. 34

[GRAPHIC]
TO LEARN MORE
--------------------------------------------------------------------------------
Shareholder Reports............................................. Back Cover
Statement of Additional Information............................. Back Cover

MERCURY INDEX FUNDS, INC.

[GRAPHIC] Fund Facts

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this Prospectus in the sidebar.

Common Stock -- shares of ownership of a corporation.



Bonds -- debt obligations issued by governments, corporations and other issuers.

ABOUT MERCURY INDEX FUNDS
--------------------------------------------------------------------------------

What is each Fund's stated investment objective?

Mercury S&P 500 Index Fund
The investment objective of the Mercury S&P 500 Index Fund is to match the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") as closely as possible before the deduction of Fund expenses. The S&P 500 is a market-weighted index composed of 500 common stocks issued by large-capitalization U.S. companies in a wide range of businesses. The stocks included in the index collectively represent a substantial portion of all common stocks publicly traded in the U.S.

Mercury Small Cap Index Fund
The investment objective of the Mercury Small Cap Index Fund is to match the performance of the Russell 2000 Index (the "Russell 2000") as closely as possible before the deduction of Fund expenses. The Russell 2000 is a market-weighted index composed of approximately 2,000 common stocks issued by smaller-capitalization U.S. companies in a wide range of businesses.

Mercury Aggregate Bond Index Fund
The investment objective of the Mercury Aggregate Bond Index Fund is to match the performance of the Lehman Brothers Aggregate Bond Index (the "Aggregate Bond Index") as closely as possible before the deduction of Fund expenses. The Aggregate Bond Index is composed primarily of dollar-denominated investment grade bonds of different types.

Mercury International Index Fund

The investment objective of the Mercury International Index Fund is to match the performance of the Morgan Stanley Capital International Europe, Asia and Far East Capitalization Weighted Index (the "EAFE Index") as closely as possible before the deduction of Fund expenses. The EAFE Index is composed of equity securities of companies from various industrial sectors whose primary trading markets are located outside the U.S. Companies included in the EAFE Index are selected from among the larger capitalization companies in these markets.

The weighting of the EAFE Index is based on the relative market capitalization of each of the countries in the index.


MERCURY INDEX FUNDS, INC.

[GRAPHIC] Fund Facts

What are each Fund's main investment strategies?

All Funds
Each Fund employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of that Fund's index. Each Fund will be substantially invested in securities in the applicable index, and will invest at least 80% of its assets in securities or other financial instruments in, or correlated with, the applicable index. A Fund may change its target index if Fund management believes a different index would better enable the Fund to match the performance of the market segment represented by the current index.

Each Fund invests all of its assets in a Series of Quantitative Master Series Trust that has the same goals as the Fund. All investments will be made at the level of the Series. This structure is sometimes called a "master/feeder" structure. Each Fund's investment results will correspond directly to the investment results of the underlying Series it invests in. For simplicity, this Prospectus uses the term "Fund" to include the underlying Series in which a Fund invests.

We cannot guarantee that the Funds will achieve their objectives.

Mercury S&P 500 Index Fund

The Mercury S&P 500 Index Fund invests in the common stocks represented in the S&P 500 in roughly the same proportions as their weightings in the S&P 500. The Fund may also invest in derivative instruments linked to the S&P 500. At times the Fund may not invest in all of the common stocks in the S&P 500, or in the same weightings as in the S&P 500. At those times, the Fund chooses investments so that the market capitalizations, industry weighting and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the S&P 500 as a whole. The Fund may also engage in securities lending.

Mercury Small Cap Index Fund
The Mercury Small Cap Index Fund invests in a statistically selected sample of stocks included in the Russell 2000 and in derivative instruments linked to the Russell 2000. The Fund may not invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000. The Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the Russell 2000 as a whole. The Fund may also engage in securities lending.

MERCURY INDEX FUNDS, INC.

[GRAPHIC] Fund Facts


Maturity -- the time at which the principal amount of a bond is scheduled to be repaid.

Duration -- the sensitivity of a bond or bond portfolio to changes in interest rates.

Mercury Aggregate Bond Index Fund
The Mercury Aggregate Bond Index Fund invests in a statistically selected sample of bonds which are included in or correlated with the Aggregate Bond Index, and in derivative instruments linked to the Aggregate Bond Index. The Fund may not invest in all of the bonds in the Aggregate Bond Index, or in the same weightings as in the Aggregate Bond Index. The Fund may invest in bonds not included in the index, but which are selected to reflect characteristics such as maturity, duration, or credit quality similar to bonds in the index. This may result in different levels of interest rate, credit or prepayment risks from the levels of risks on the Aggregate Bond Index. The Aggregate Bond Index is composed of a variety of dollar-denominated investment grade bonds, including bonds issued by the U.S. government and foreign governments and their agencies, and bonds issued by U.S. or foreign companies, among others. The Fund may also engage in securities lending.

Mercury International Index Fund

The Mercury International Index Fund invests in a statistically selected sample of equity securities included in the EAFE Index and in derivative instruments linked to the EAFE Index. The Fund will, under normal circumstances, invest in all of the countries represented in the EAFE Index. The Fund may not, however, invest in all of the companies within a country represented in the EAFE Index, or in the same weightings as in the EAFE Index. The Fund will choose investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the EAFE Index as a whole. The Fund may also engage in securities lending.

What are the main risks of investing in the Funds?

As with any mutual fund, the value of each Fund's investments and therefore, the value of a Fund's shares may go up or down. The value changes in the equity investments of the Mercury S&P 500 Index Fund, Mercury Small Cap Index Fund and Mercury International Index Fund may occur because a particular stock market is rising or falling, or as a result of specific factors that may affect the value of particular investments. If the value of a Fund's investments goes down, you may lose money.

The Mercury Aggregate Bond Index Fund's bond investments are subject to interest rate, credit, prepayment and extension risk. Interest rate risk is the risk that when interest rates go up, the value of debt instruments generally goes down. In general, the market price of debt securities with longer maturities will

MERCURY INDEX FUNDS, INC.

[GRAPHIC] Fund Facts

Mortgage-Backed Securities -- securities that give their holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans.

go up or down more in response to changes in interest rates than shorter term securities. Credit risk is the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Prepayment and extension risk relate to mortgage-backed securities. Prepayment risk is the risk that in periods of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. This can reduce the yield to maturity on the security, and the Fund may receive a lower interest rate when it reinvests the proceeds. Extension risk is the risk that in periods of rising interest rates, borrowers may pay what they owe on the underlying assets more slowly than anticipated. As a result, the average maturity of the Fund's portfolio will increase, thus increasing the Fund's exposure to interest rate risk.

Each Fund may invest in foreign securities to the extent foreign securities are represented in the index tracked by that Fund. Currently, the Mercury International Index Fund will invest primarily in foreign securities and the Mercury Aggregate Bond Index Fund will invest a portion of its assets in foreign securities. The Mercury Aggregate Bond Index Fund will invest only in dollar-denominated foreign securities, while the Mercury International Index Fund will invest principally in securities denominated in foreign currencies. Because the Mercury International Index Fund and Mercury Aggregate Bond Index Fund invest a portion of their assets in foreign securities, these Funds will be subject to additional risks. For example, the Mercury International Index Fund's and Mercury Aggregate Bond Index Fund's securities may go up or down in value depending on foreign exchange rates, political and economic developments and U.S. and foreign laws relating to investment. Foreign securities may also be less liquid, more volatile and harder to value than U.S. securities. In addition, the foreign securities in which the Mercury International Index Fund will invest are subject to significant changes in value due to exchange rate fluctuations.

The Funds are also subject to selection risk, which is the risk that a Fund's investments, which may not fully mirror the index, may underperform the securities in the index. Each Fund will attempt to be fully invested at all times, and will not hold a significant portion of its assets in cash. The Funds will generally not attempt to hedge against adverse market movements. Therefore, a Fund might go down in value more than other mutual funds in the event of a general market decline. In addition, an index fund has operating and other expenses while an index does not. As a result, while a Fund will attempt to track its target index as closely as possible, it will tend to underperform the index to some degree over time.

MERCURY INDEX FUNDS, INC.

[GRAPHIC] Fund Facts

Market Timing -- Some shareholders try to profit by buying investments when they expect prices to rise and selling investments when they expect prices to fall. The frequent short term buying and selling of Fund shares by these shareholders may disrupt a Fund's investment program and will generate additional transaction costs that are borne by all Fund shareholders, including long-term shareholders that do not generate these additional costs. In order to discourage short-term investors who engage in market timing, allocate short-term transaction costs to shareholders that cause a Fund to incur these costs and protect a Fund's long-term shareholders, each Fund assesses a redemption fee on shares sold or exchanged within ninety days of purchase.

Each Fund is a non-diversified fund, which means that it invests more of its assets in fewer companies than if it were a diversified fund. By concentrating in a smaller number of investments, a Fund's risk is increased because each investment has a greater effect on the Fund's performance. This hurts a Fund's performance when its investments are unsuccessful.

Who should invest?
The Mercury S&P 500 Index Fund may be an appropriate investment for you if you:

   . Want to invest in large U.S. companies

   . Are investing with long-term goals, such as retirement or funding a child's education

   . In seeking to match the performance of the S&P 500, are willing to accept the risk that the value of your investment may decline

   . Are not looking for a significant amount of current income

The Mercury Small Cap Index Fund may be an appropriate investment for you if you:

   . Want to invest in smaller capitalization U.S. companies and can accept the additional risk and volatility associated with stocks of these companies

   . Are investing with long-term goals, such as retirement or funding a child's education

   . In seeking to match the performance of the Russell 2000, are willing to accept the risk that the value of your investment may decline

   . Are not looking for a significant amount of current income

The Mercury Aggregate Bond Index Fund may be an appropriate investment for you if you:

   . In seeking to match the performance of the Aggregate Bond
     Index, are willing to accept a lower potential for capital appreciation

   . Are looking for an investment that provides income

MERCURY INDEX FUNDS, INC.

[GRAPHIC] Fund Facts

The Mercury International Index Fund may be an appropriate investment for you if you:

   . Are looking for exposure to a variety of foreign markets and can accept the additional risk and volatility associated with foreign investing

   . Are investing with long-term goals, such as retirement or funding a child's education

   . In seeking to match the performance of the EAFE Index, are willing to accept the risk that the value of your investment may decline

   . Are not looking for a significant amount of current income

MERCURY INDEX FUNDS, INC.

[GRAPHIC] Fund Facts

UNDERSTANDING EXPENSES

Fund investors pay various expenses, either directly or indirectly. Listed below are some of the main types of expenses, which the Funds may charge:

Expenses paid directly by the shareholder:

Shareholder Fees -- these fees include sales charges and redemption fees, which you may pay when you buy or sell shares of a Fund.

Redemption Fee -- this fee is retained by the Fund in order to benefit all remaining shareholders by offsetting the additional costs incurred by the Fund due to short-term trading by some shareholders. The Redemption Fee is not paid to the Fund's Investment Adviser, Distributor or Transfer Agent.

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses -- expenses that cover the costs of operating a Fund.

Management Fee -- a fee paid to the Investment Adviser for managing a Fund.


Service (Account Maintenance) Fees -- fees used to compensate dealers for account maintenance activities.

FEES AND EXPENSES
--------------------------------------------------------------------------------

Each Fund offers two different classes of shares, Class I and Class A shares. Although your money will be invested the same way no matter which class of shares you buy, Class A shares pay an ongoing account maintenance fee while Class I shares do not. Not everyone is eligible to buy Class I shares. Your financial consultant can help you determine whether you are eligible to buy Class I shares.

The tables show the different fees and expenses that you may pay if you buy and hold each class of shares of each Fund. Future expenses may be greater or less than those indicated below.

                                 Class I Shares

 Shareholder Fees
 (fees paid                               Mercury
 directly from      Mercury    Mercury   Aggregate     Mercury
 your investment)   S&P 500   Small Cap     Bond    International
 (a):              Index Fund Index Fund Index Fund  Index Fund
-----------------------------------------------------------------
 Maximum Sales
 Charge (Load)
 imposed on
 purchases (as a
 percentage of
 offering price)     None        None       None        None
-----------------------------------------------------------------
 Maximum Deferred
 Sales Charge
 (Load) (as a
 percentage of
 original
 purchase price
 or redemption
 proceeds,
 whichever is
 lower)              None        None       None        None
-----------------------------------------------------------------
 Maximum Sales
 Charge (Load)
 imposed on
 Dividend
 Reinvestments       None        None       None        None
-----------------------------------------------------------------
 Redemption
 Fee(b)              0.25%       0.50%      0.25%       0.50%
-----------------------------------------------------------------
 Exchange Fee        None        None       None        None
-----------------------------------------------------------------
 Annual Fund
 Operating
 Expenses
 (expenses that
 are deducted
 from Fund
 assets)(c):
-----------------------------------------------------------------
 Management
 Fee(d)              0.05%       0.08%      0.06%       0.01%
-----------------------------------------------------------------
 Distribution
 and/or Service
 (12b-1) Fees(e)     None        None       None        None
-----------------------------------------------------------------
 Other Expenses
 (including
 transfer agency
 fees)(f)            0.525%      0.57%      0.55%       0.67%
 Administrative
 Fees(g)             0.245%      0.29%      0.19%       0.34%
                     -----       ----       ----        ----
 Total Other
 Expenses            0.77%       0.86%      0.74%       1.01%
-----------------------------------------------------------------
 Total Annual
 Fund Operating
 Expenses(h)         0.82%       0.94%      0.80%       1.02%
-----------------------------------------------------------------

MERCURY INDEX FUNDS, INC.

[GRAPHIC] Fund Facts

                                 Class A Shares

 Shareholder Fees
 (fees paid                               Mercury
 directly from      Mercury    Mercury   Aggregate     Mercury
 your investment)   S&P 500   Small Cap     Bond    International
 (a):              Index Fund Index Fund Index Fund  Index Fund
-----------------------------------------------------------------
 Maximum Sales
 Charge (Load)
 imposed on
 purchases (as a
 percentage of
 offering price)     None        None       None        None
-----------------------------------------------------------------
 Maximum Deferred
 Sales Charge
 (Load) (as a
 percentage of
 original
 purchase price
 or redemption
 proceeds,
 whichever is
 lower)              None        None       None        None
-----------------------------------------------------------------
 Maximum Sales
 Charge (Load)
 imposed on
 Dividend
 Reinvestments       None        None       None        None
-----------------------------------------------------------------
 Redemption
 Fee(b)              0.25%       0.50%      0.25%       0.50%
-----------------------------------------------------------------
 Exchange Fee        None        None       None        None
-----------------------------------------------------------------
 Annual Fund
 Operating
 Expenses
 (expenses that
 are deducted
 from Fund
 assets)(c):
-----------------------------------------------------------------
 Management
 Fee(d)              0.05%       0.08%      0.06%       0.01%
-----------------------------------------------------------------
 Distribution
 and/or Service
 (12b-1) Fees(e)     0.25%       0.25%      0.25%       0.25%
-----------------------------------------------------------------
 Other Expenses
 (including
 transfer agency
 fees)(f)            0.525%      0.57%      0.55%       0.67%
 Administrative
 Fees(g)             0.245%      0.29%      0.19%       0.34%
                     -----       ----       ----        ----
 Total Other
 Expenses            0.77%       0.86%      0.74%       1.01%
-----------------------------------------------------------------
 Total Annual
 Fund Operating
 Expenses(h)         1.07%       1.19%      1.05%       1.27%
-----------------------------------------------------------------

(a) In addition, certain securities dealers may charge a fee to process a purchase or sale of shares.

(b) You will pay a Redemption Fee on your Fund shares if you redeem or exchange your shares within ninety days of your purchase.

(c) With respect to each Fund, fees and expenses include the expenses of both the Fund and the Fund's pro rata share of the expenses of the Series in which it invests.

(d) Paid by the Series. The Investment Adviser of the Series has entered into a contractual arrangement to provide that the management fee for the Series, when combined with administrative fees of certain funds that invest in the Series, will not exceed specific amounts. As a result of this contractual arrangement, the Investment Adviser of the S&P 500 Index Series, Small Cap Index Series and Aggregate Bond Index Series currently receives management fees of 0.005%, 0.01% and 0.01%, respectively. This arrangement has a one-year term and is renewable. The Investment Adviser has not entered into a similar arrangement with the Series in which the Mercury International Index Fund invests.

(e) The Funds call the "Service Fee" an "Account Maintenance Fee." Account Maintenance Fee is the term used elsewhere in this Prospectus and in all other materials.

(f) Based on estimated amounts for the current fiscal year. The Transfer Agent is an affiliate of the Investment Adviser. Each Fund pays the Transfer Agent a fee for each shareholder account and reimburses it for out-of-pocket expenses. The fee ranges from $11.00 to $20.00 per account (depending on the level of services required) but is set at 0.10% for certain accounts, that participate in certain fee based programs. In addition, in connection with the Fund's self-custody arrangements, each Series pays the Transfer Agent an annual fee at the annual rate of 0.05% of the Series' average daily net assets for its services and the Transfer Agent is entitled to reimbursement for out-of-pocket expenses incurred by it under the Quantitative Master Series Trust Transfer Agency Agreement. The Investment Adviser or its affiliate provides accounting services to each Series at its cost.

(g) Paid by the Funds.



(h) The Investment Adviser has agreed to voluntarily waive management fees and/or reimburse expenses of the Fund and/or the corresponding Series in which it invests, except with respect to the Series in which the Mercury International Index Fund invests. The Total Annual Fund Operating Expenses shown in the table do not reflect any such voluntary management fee waivers and/or reimbursement of expenses because they may be discontinued by the Investment Adviser at any time without notice. After taking into account the fee levels described above and the voluntary fee waivers and/or expense reimbursements, net total annual Fund operating expenses will be as follows: 0.775% for Class I shares and 1.025% for Class A shares

MERCURY INDEX FUNDS, INC.

[GRAPHIC] Fund Facts

 (Footnotes continued from previous page)

 of the Mercury S&P 500 Index Fund; 0.87% for Class I shares and 1.12% for Class A shares of the Mercury Small Cap Index Fund; and 0.75% for Class I shares and 1.00% for Class A shares of the Mercury Aggregate Bond Index Fund.

Examples:
These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in a Fund for the time periods indicated, that your investment has a 5% return each year, that you do not pay the redemption fee, and that each Fund's operating expenses remain the same. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in these examples. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

CLASS I SHARES

                                      Mercury
                Mercury    Mercury   Aggregate     Mercury
                S&P 500   Small Cap     Bond    International
               Index Fund Index Fund Index Fund  Index Fund
-------------------------------------------------------------
  One Year        $ 84       $ 96       $ 82        $104
-------------------------------------------------------------
  Three Years     $262       $300       $255        $325
-------------------------------------------------------------

CLASS A SHARES

                                      Mercury
                Mercury    Mercury   Aggregate     Mercury
                S&P 500   Small Cap     Bond    International
               Index Fund Index Fund Index Fund  Index Fund
-------------------------------------------------------------
  One Year        $109       $121       $107        $129
-------------------------------------------------------------
  Three Years     $340       $378       $334        $403
-------------------------------------------------------------

MERCURY INDEX FUNDS, INC.

[GRAPHIC] About the Details

About the Portfolio Managers -- The Mercury S&P 500 Index Fund and the Mercury Small Cap Index Fund are managed by Eric S. Mitofsky.

The Mercury Aggregate Bond Index Fund is co-managed by Gregory Mark Maunz, Christopher G. Ayoub and Jeff Hewson.

The Mercury International Index Fund is managed by Richard Vella.

About the Investment Adviser -- The Funds are managed by Mercury Asset Management US, a division of Fund Asset Management, L.P.

HOW THE FUNDS INVEST
--------------------------------------------------------------------------------

All Funds

The Funds will not attempt to buy or sell securities based on Fund management's economic, financial or market analysis, but will instead employ a "passive" investment approach. This means that Fund management will attempt to invest in a portfolio of assets whose performance is expected to match approximately the performance of the respective index before deduction of Fund expenses. A Fund will buy or sell securities only when Fund management believes it is necessary to do so in order to match the performance of the respective index. Accordingly, it is anticipated that a Fund's portfolio turnover and trading costs will be lower than "actively" managed funds. However, the Funds have operating and other expenses, while an index does not. Therefore, each Fund will tend to underperform its target index to some degree over time.

Each Fund will be substantially invested in securities in the applicable index, and will, under normal circumstances, invest at least 80% of its assets in securities or other financial instruments which are contained in or correlated with securities in the applicable index. A Fund may change its target index if Fund management believes a different index would better enable the Fund to match the performance of the market segment represented by the current index and, accordingly, the investment objective of a Fund may be changed without shareholder approval. In addition to the investment strategies described below, each Fund may also invest in illiquid securities and repurchase agreements, and may engage in securities lending.

Each Fund will also invest in short-term money market instruments as cash reserves to maintain liquidity. These instruments may include obligations of the U.S. Government, its agencies or instrumentalities, highly rated bonds or comparable unrated bonds, commercial paper, bank obligations and repurchase agreements. To the extent a Fund invests in short-term money market instruments, it will generally also invest in options, futures or other derivatives in order to maintain full exposure to the index. The Funds will not invest in options, futures, other derivative instruments or short-term money market instruments in order to lessen the Funds' exposure to common stocks as a defensive strategy, but will instead attempt to remain fully invested at all times.

Mercury S&P 500 Index Fund
The S&P 500 is composed of 500 common stocks issued by large-capitalization U.S. companies in a wide range of businesses. The stocks included in the index collectively represent a substantial portion of all common stocks publicly traded in the U.S. The S&P 500 is generally considered broadly representative of the

MERCURY INDEX FUNDS, INC.

[GRAPHIC] About the Details

Market-Weighted Index -- an index in which the weighting of each security is based on its market capitalization. In a market-weighted index, changes in the price of a company with a large capitalization affect the level of the index more than changes in the price of a company with smaller market capitalization.

Market Capitalization -- the number of a company's outstanding shares multiplied by a share's current market value. Market capitalization is a measure of a company's size.

performance of publicly traded U.S. large capitalization stocks. The S&P 500 is a market-weighted index, which means that the largest stocks represented in the index have the most effect on the index's performance. Currently, the largest stocks in the S&P 500 have an effect on the performance of the index that is many times greater than the effect of the other stocks in the index. The stocks in the S&P 500 are chosen by the Standard & Poor's Rating Group ("S&P"), a division of the McGraw-Hill Companies, Inc. S&P chooses stocks for inclusion in the S&P 500 based on market capitalization, trading activity and the overall mix of industries represented in the index, among other factors. S&P's selection of a stock for the S&P 500 does not mean that S&P believes the stock to be an attractive investment.

The Fund will normally invest in all 500 stocks in the S&P 500 in roughly the same proportions as their weightings in the S&P 500. For example, if 5% of the S&P 500 is made up of the stock of a particular company, the Fund will normally invest approximately 5% of its assets in that company. This strategy is known as "full replication." However, when Fund management believes it would be cost efficient, Fund management is authorized to deviate from full replication and to instead invest in a statistically selected sample of the 500 stocks in the S&P 500 which has aggregate investment characteristics, such as average market capitalization and industry weightings, similar to the S&P 500 as a whole. Fund management may also purchase stocks not included in the S&P 500 when it believes that it would be a cost efficient way of approximating the S&P 500's performance to do so. If Fund management uses these techniques, the Fund may not track the S&P 500 as closely as it would if it were fully replicating the S&P 500.

The Fund may invest in derivative instruments, and will normally invest a substantial portion of its assets in options and futures contracts linked to the performance of the S&P 500. Derivatives allow the Fund to increase or decrease its exposure to the S&P 500 quickly and at less cost than buying or selling stocks. The Fund will invest in options, futures and other derivative instruments in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. In connection with the use of derivative instruments, the Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities' weightings in the target index.

Mercury Small Cap Index Fund
The Russell 2000 is composed of the common stocks of the 1,001st through the 3000th largest U.S. companies by market capitalization, as determined by the

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[GRAPHICS] About the Details

Frank Russell Company. The stocks represented in the index are issued by small-capitalization (generally less than $1.5 billion) U.S. companies in a wide range of businesses. The Russell 2000 is a market-weighted index, which means that the largest stocks represented in the index have the most effect on the index's performance. The Russell 2000 is generally considered broadly representative of the performance of publicly traded U.S. smaller-capitalization stocks. Frank Russell Company's selection of a stock for the Russell 2000 does not mean that Frank Russell Company believes the stock to be an attractive investment.

The Frank Russell Company updates the Russell 2000 once each year, at which time there may be substantial changes in the composition of the index (and consequently, significant turnover in the Fund). Stocks of companies that merge, are acquired or otherwise cease to exist during the year are not replaced in the index.

The Fund may not invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000. Instead, the Fund may invest in a statistically selected sample of the stocks included in the Russell 2000. The Fund will choose investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments in its portfolio are similar to the Russell 2000 as a whole.

The Fund may invest in derivative instruments, and will normally invest a substantial portion of its assets in options and futures contracts linked to the performance of the Russell 2000. Derivatives allow the Fund to increase or decrease its exposure to the Russell 2000 quickly and at less cost than buying or selling stocks. The Fund will invest in options and futures and other derivative instruments in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. In connection with the use of derivative instruments, the Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities' weightings in the target index.

Mercury Aggregate Bond Index Fund
The Lehman Brothers Aggregate Bond Index is a market-weighted index comprised of approximately 6,500 U.S. dollar-denominated investment grade bonds with maturities greater than one year, as chosen by Lehman Brothers Holdings Inc. ("Lehman Brothers"). The Aggregate Bond Index includes:

   . U.S. government and government agency securities

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Pass Through Securities --  securities that represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders (less servicing costs).

Collateralized Mortgage Obligations -- mortgage-backed securities that divide the principal and interest payments collected on a pool of mortgages into several revenue streams with different priority rights to various portions of the underlying mortgage payments.

   . securities issued by supranational entities, such as the World Bank . securities issued by foreign governments and U.S. and foreign corporations
   . mortgage-backed securities

Lehman Brothers' selection of a bond for the Aggregate Bond Index does not mean that Lehman Brothers believes the security to be an attractive investment.

The Fund may not invest in all of the bonds in the Aggregate Bond Index, or in the same weightings as in the Aggregate Bond Index. Instead, the Fund may invest in a statistically selected sample of bonds included in the Aggregate Bond Index, or in a statistically selected sample of bonds not included in the index but correlated with bonds that are in the index, and in derivative instruments linked to the Aggregate Bond Index. The Fund may invest in bonds not included in the index, but which are selected to reflect characteristics such as maturity, duration, or credit quality similar to bonds in the index. This may result in different levels of interest rate, credit or other risks from the levels of risks on the securities included in the Aggregate Bond Index. The Mercury Aggregate Bond Index Fund may trade securities to the extent necessary to maintain the duration of certain segments of the portfolio close to the duration of corresponding segments of the index, and, accordingly, the Mercury Aggregate Bond Index Fund may have a higher portfolio turnover rate than the other Funds.

Because the Aggregate Bond Index is composed of investment grade bonds, the Fund will invest in corporate bonds rated investment grade (rated at least Baa3 by Moody's Investors Services, Inc. or BBB by Standard & Poor's Ratings Group), or if unrated, of comparable quality. The Fund may continue to hold a security that is downgraded below investment grade.

The Fund will usually invest a substantial portion of its assets in mortgage-backed securities. Mortgage-backed securities may be either pass through securities or collateralized mortgage obligations.

The Fund may also purchase securities on a when-issued basis, and it may purchase or sell securities for delayed delivery. This is when the Fund buys or sells securities with payment and delivery taking place in the future so that the Fund can lock in a favorable yield and price at the time of entering into the transaction. The Fund may also enter into dollar rolls in which the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities on a future date from the same party. During the period between the Fund's sale of one security and purchase of a

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[GRAPHIC] About the Details

similar security, the Fund does not receive principal and interest on the securities sold. The Fund may also enter into standby commitment agreements in which the Fund is committed, for a stated period of time, to buy a stated amount of a fixed income security which may be issued and sold to the Fund at the option of the issuer. The price of the security is fixed at the time of the commitment, and the Fund is paid a commitment fee whether the security is issued or not.

The Fund may invest in derivative instruments, and will normally invest a substantial portion of its assets in options and futures contracts correlated with the performance of the Aggregate Bond Index. Derivatives may allow the Fund to increase or decrease its exposure to the Aggregate Bond Index quickly and at less cost than buying or selling bonds. The Fund may invest in options and futures and other derivative instruments in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. In connection with the use of derivative instruments, the Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities' weightings in the target index.

Mercury International Index Fund

The EAFE Index is composed of equity securities of approximately 1,000 companies from various industrial sectors whose primary trading markets are located outside the U.S. Companies included in the EAFE Index are selected from among the larger capitalization companies in these markets. The countries currently included in the EAFE Index are Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, The Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The weighting of the EAFE Index among these countries is based upon each country's relative market capitalization and not its gross domestic product, which means that the index contains more companies from countries with the largest capital markets (like Japan and the United Kingdom) and these countries have the most effect on the index's performance. The stocks in the EAFE Index are chosen by Morgan Stanley & Co. Incorporated ("Morgan Stanley"). Morgan Stanley chooses stocks for inclusion in the EAFE Index based on market capitalization, trading activity and the overall mix of industries represented in the index, among other factors. The EAFE Index is generally considered broadly representative of the performance of stocks traded in the international markets. Morgan Stanley's selection of a stock for the EAFE Index does not mean that Morgan Stanley believes the stock to be an attractive investment.

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[GRAPHIC] About the Details

The Fund will, under normal circumstances, invest in all of the countries represented in the EAFE Index. The Fund may not, however, invest in all of the companies within a country represented in the EAFE Index, or in the same weightings as the EAFE Index. Instead, the Mercury International Index Fund may invest in a statistically selected sample of equity securities included in the EAFE Index and in derivative instruments correlated with countries within the EAFE Index.

The Fund may invest in derivative instruments, and will normally invest a substantial portion of its assets in options and futures contracts correlated with countries within the EAFE Index. Derivatives allow the Fund to increase or decrease its exposure to the EAFE Index quickly and at less cost than buying or selling stocks. The Fund will invest in options and futures and other derivative instruments in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. In connection with the use of derivative instruments, the Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities' weightings in the target index.

INVESTMENT RISKS
--------------------------------------------------------------------------------

This section contains a summary discussion of the general risks of investing in a Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its goals, or that a Fund's performance will be positive over any period of time.

Mercury S&P 500 Index Fund, Mercury Small Cap Index Fund and Mercury International Index Fund

Stock Market Risk

Stock market risk is the risk that the stock market in one or more country in which a Fund invests will go down in value, including the possibility that one or more markets will go down sharply and unpredictably.

Mercury Aggregate Bond Index Fund

Interest Rate Risk
Interest rate risk is the risk that prices of bonds generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities.

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Credit Risk
Credit risk is the risk that the issuer will be unable to pay interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Event Risk
Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events, which may be financed by increased debt. As a result of the added debt, the credit quality and market value of a company's bonds may decline significantly.

Mortgage-Backed Securities
When interest rates fall, borrowers may refinance or otherwise repay principal on their mortgages earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and the Fund has to invest the proceeds in securities with lower yields. This risk is known as "prepayment risk". When interest rates rise, certain types of mortgage-backed securities are paid off more slowly than originally anticipated and the value of these securities will fall. This risk is known as "extension risk".

Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other debt securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Dollar Rolls

Dollar rolls involve the risk that the market value of the securities that the Fund is committed to buy may decline below the price of the securities the Fund has sold. These transactions may involve leverage. The Fund will engage in dollar rolls to enhance return and not for the purpose of borrowing.

Standby Commitment Agreements
Standby commitment agreements involve the risk that the value of the security on the delivery date may be less than its purchase price.

When-Issued Securities, Delayed Delivery Securities and Forward Commitments

When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There

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also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs the Fund loses both the investment opportunity for the assets it has set aside to pay for the security and any gain in the security's price.

Foreign Government Debt

The Mercury Aggregate Bond Index Fund may invest in debt securities issued or guaranteed by foreign governments (including foreign states, provinces and municipalities) or their agencies. Investments in these securities subject the Fund to the risk that a government entity may delay or refuse to pay interest or repay principal on its debt for various reasons, including cash flow problems, insufficient foreign currency reserves, political considerations, or the relative size of its debt position to its economy. If a government entity defaults, it may ask for more time in which to pay or for further loans. There may be no bankruptcy proceeding by which all or part of debt securities that a government entity has not repaid may be collected.

Mercury International Index Fund and Mercury Aggregate Bond Index Fund

Foreign Market Risk
Foreign security investment involves special risks not present in U.S. investments that can increase the chances that a Fund will lose money. In particular, a Fund is subject to the risk that because there are generally fewer investors in foreign markets and a smaller number of securities traded each day, it may make it difficult for a Fund to buy and sell certain securities. In addition, prices of foreign securities may go up and down more than prices of securities traded in the U.S.

Foreign Economy Risk
The economies of certain foreign markets often do not compare favorably with that of the U.S. with respect to such issues as growth of gross national product, reinvestment of capital, resources, and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial

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[GRAPHIC] About the Details

restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair a Fund's ability to purchase or sell foreign securities or transfer a Fund's assets or income back into the U.S., or otherwise adversely affect a Fund's operations. Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the U.S. or other foreign countries.

Governmental Supervision and Regulation

Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. does. Other countries may not have laws to protect investors the way that the U.S.' securities laws do. For example, some foreign countries may have no laws or rules against insider trading (this is when a person buys or sells a company's securities based on "inside" non-public information about that company). Also, brokerage commissions and other costs of buying or selling securities often are higher in foreign countries than they are in the U.S. This reduces the amount a Fund can earn on its investments.

Mercury International Index Fund

Currency Risk and Exchange Risk
Securities in which the Mercury International Index Fund invests are usually denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates will affect the value of the securities of the Fund. Generally, when the U.S. dollar rises in value against a foreign currency, the Fund's investment in a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, the Fund's investment in a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk is generally known as "currency risk" which is the possibility that a stronger U.S. dollar will reduce returns for U.S. investors investing overseas and a weak U.S. dollar will increase returns for U.S. investors investing overseas.

Certain Risks of Holding Fund Assets Outside the U.S.
The Mercury International Index Fund generally holds the foreign securities and cash in which it invests outside the U.S. in foreign banks and securities depositories. Certain of such foreign banks and securities depositories may be

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[GRAPHIC] About the Details

recently organized or new to the foreign custody business and/or may have operations subject to limited or no regulatory oversight. Also, the laws of certain countries may put limits on the Fund's ability to recover its assets if a foreign bank or depository or issuer of a security or any of their agents goes bankrupt. In addition, it can be expected that it will be more expensive for the Fund to buy, sell, and hold securities in certain foreign markets than in the U.S. market due to higher brokerage, transaction, custody and/or other costs. The increased expense to invest in foreign markets reduces the amount the Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund than investment companies invested only in the U.S.

Settlement and clearance procedures in certain foreign markets differ significantly from those in the U.S. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. Communications between the U.S. and other countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions; these problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred.

Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

European Economic and Monetary Union (EMU)

A number of European countries have entered into EMU in an effort to reduce trade barriers between themselves and eliminate fluctuations in their currencies. EMU established a single European currency (the euro), which was introduced on January 1, 1999 and is expected to replace the existing national currencies of all initial EMU participants by July 1, 2002. Certain securities (beginning with government and corporate bonds) were redenominated in the euro. These securities trade and make dividend and other payments only in euros. Like other

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[Graphic] About the Details

Futures -- exchange-traded contracts involving the obligation of the seller to deliver, and the buyer to receive, certain assets (or a money payment based on the change in value of certain assets or an index) at a specified time.

Forwards -- private contracts involving the obligation of the seller to deliver, and the buyer to receive, certain assets (or a money payment based on the change in value of certain assets or an index) at a specified time.

Options -- exchange-traded or private contracts involving the right of a holder to deliver (a "put") or receive (a "call") certain assets (or a money payment based on the change in value of certain assets or an index) from another party at a specified price within a specified time period.

Swaps -- private contracts involving the obligation of each party to exchange specified payments, which may be based on the value of an index or asset, with the other party at specified times.

Indexed Securities -- debt obligations that return a variable amount of principal or interest based on the value of an index at a specified time.

investment companies and business organizations, including the companies in which the Fund invests, the Fund could be adversely affected:

   . If the transition to euro, or EMU as a whole, does not continue to proceed as planned.
   . If a participating country withdraws from EMU.

Mercury Small Cap Index Fund

Small Cap Risk
Small cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails, or if management changes, or there are other adverse developments, the Fund's investment in a small cap company may lose substantial value.

Small cap securities generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the stock market as a whole. Moreover, small cap securities generally are not income producing investments and thus, do not cushion a fund's total return from price changes.

All Funds

Selection Risk
Selection risk is the risk that a Fund's investments, which may not fully mirror its target index, may underperform the securities in the target index.

Derivatives

Derivatives may allow a Fund to increase or decrease its level of risk exposure more quickly and efficiently than other types of instruments. A Fund may use the following types of derivative instruments: futures, forwards and options, options on futures, swaps and indexed securities.

Derivatives are volatile and involve significant risks, which may include:

   . Leverage risk -- the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

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   . Credit risk -- the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to a Fund.

   . Currency risk -- the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

   . Liquidity risk -- the risk that certain securities may be difficult or impossible to sell at the time that a Fund would like or at the price that a Fund believes the security is currently worth.

The Funds may use derivatives for anticipatory hedging. Anticipatory hedging is a strategy in which a Fund uses a derivative to offset the risk that securities in which the Fund intends to invest will increase in value before the Fund has an opportunity to purchase the securities. The Funds will use derivatives for anticipatory hedging in order to gain exposure efficiently to their underlying indexes in the event the Funds receive cash inflows. Derivatives may not always be available or cost efficient. If a Fund invests in derivatives, the investments may not be effective as a hedge against price movements and can limit potential for growth in Fund share value.

Borrowing and Leverage

The Funds may borrow for temporary emergency purposes including to meet redemptions. Borrowing may exaggerate changes in the net asset value of a Fund's shares and in the yield on a Fund's portfolio. Borrowing will cost a Fund interest expense and other fees. The cost of borrowing may reduce a Fund's return. Certain securities that a Fund buys may create leverage, including, for example, derivative securities.

Illiquid Securities
Each Fund may invest up to 15% of its net assets in illiquid securities that it cannot easily resell within seven days at current value or that have contractual or legal restrictions on resale. If a Fund buys illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value.

Restricted Securities
Restricted securities have contractual or legal restrictions on their resale. They include private placement securities that a Fund buys directly from the issuer.

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[GRAPHIC] About The Details

Private placement and other restricted securities may not be listed on an exchange and may have no active trading market.

Restricted securities may be illiquid. A Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. A Fund may get only limited information about the issuer, so may be less able to predict a loss. In addition, if Fund management receives material non-public information about the issuer, a Fund will not be able to sell the security.

Rule 144A Securities
Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market but carry the risk that the active trading market may not continue.

Securities Lending
Each Fund may lend securities to financial institutions that provide cash or government securities as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund may also lose money if it does not recover the securities and the value of the collateral falls. These events could trigger adverse tax consequences to a Fund.

Short Sales
A Fund may borrow the security sold short to make delivery to the buyer. The Fund must then replace the security it has borrowed. If the price of a security sold short goes up between the time of the short sale and the time the Fund must deliver the security to the lender, the Fund will incur a loss. The Fund must also pay the lender any interest accrued during the period of the loan.

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

If you would like further information about the Funds, including how they invest, please see the Statement of Additional Information.

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PRICING OF SHARES
--------------------------------------------------------------------------------

Each Fund offers two share classes, Class I shares and Class A shares. Each share class of a Fund represents an ownership interest in the same investment portfolio. Shares of each class of a Fund are offered without a sales charge or an ongoing distribution fee, but you will pay a redemption fee if you buy shares of a Fund and redeem or exchange them within ninety days of your purchase. Class A shares of each Fund pay an ongoing account maintenance fee of 0.25%.

Each Fund's shares are distributed by Mercury Funds Distributor, a division of Princeton Funds Distributor, Inc.

After a Fund commences operations, its shares can be purchased on each business day.

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To better understand the pricing of each Fund's shares, we have summarized the information below:

                  Class I                                  Class A
-----------------------------------------------------------------------------------
 Availability?    Limited to certain investors including:  Generally available through selected
                  . Current Class I shareholders           securities dealers.
                  . Certain Retirement Plans
                  . Participants of certain sponsored
                    programs
                  . Certain affiliates or customers of
                    selected securities dealers
-----------------------------------------------------------------------------------
 Initial Sales    No. Entire purchase price is invested in No. Entire purchase
 Charge?          shares of the Fund.                      price is invested in
                                                           shares of the Fund.
-----------------------------------------------------------------------------------
 Deferred Sales   No.                                      No.
 Charge?
-----------------------------------------------------------------------------------
 Account          No.                                      0.25% Account
 Maintenance and                                           Maintenance Fee.
 Distribution                                              No Distribution Fee.
 Fees?
-----------------------------------------------------------------------------------
 Redemption Fee?  0.25% Redemption Fee for shares of the   0.25% Redemption Fee for
                  Mercury S&P 500 Index Fund and the       shares of the Mercury
                  Mercury Aggregate Bond Index Fund held   S&P 500 Index Fund and
                  less than ninety days.                   the Mercury
                                                           International Index Fund
                                                           held less than ninety
                                                           days.
           ------------------------------------------------------------------------
                  0.50% Redemption Fee for shares of the   0.50% Redemption Fee for
                  Mercury Small Cap Index Fund and the     shares of the Mercury
                  Mercury International Index Fund held    Small Cap Index Fund and
                  less than ninety days.                   the Mercury
                                                           International Index Fund
                                                           held less than ninety
                                                           days.
-----------------------------------------------------------------------------------


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Your financial consultant or securities dealer can help you determine whether you are eligible to buy Class I shares or participate in any of the programs listed above. If you are eligible to buy Class I shares, you should buy Class I shares since Class A shares are subject to a 0.25% account maintenance fee, while Class I shares are not.

If you purchase Class A shares of any Fund, you will pay account maintenance fees of 0.25% each year under an account maintenance plan that each Fund has adopted under Rule 12b-1 under the Investment Company Act of 1940. The Distributor uses the money that it receives from the account maintenance fees to compensate dealers for account maintenance activities.

If you sell or exchange your shares within ninety days of purchase you will be charged a redemption fee. The redemption fee is 0.25% of your redemption proceeds from shares of the Mercury S&P 500 Index Fund and the Mercury Aggregate Bond Index Fund, and 0.50% of your redemption proceeds from shares of the Mercury Small Cap Index Fund and the Mercury International Index Fund. By imposing a redemption fee on sales or exchanges of shares held less than ninety days, a Fund allocates the additional costs incurred by the Fund as a result of short-term trading by some shareholders to those shareholders, thereby protecting the Fund's long-term shareholders. The redemption fee is not a sales charge or load which is paid to an adviser, distributor or dealer, but is kept by the Fund to offset the additional short-term trading costs. The ninety day period will be calculated assuming that the mostly recently purchased shares are being redeemed first. This will maximize the amount of the redemption fee that you will pay. The redemption fee will not apply to shares purchased through reinvested distributions or automatic investments.

HOW TO BUY, SELL, TRANSFER AND EXCHANGE SHARES
--------------------------------------------------------------------------------

The chart below summarizes how to buy, sell, transfer and exchange shares through certain securities dealers. You may also buy shares through the Transfer Agent. To learn more about buying shares through the Transfer Agent, call 1-888-763-2260. Because the selection of a mutual fund involves many considerations, your financial consultant may help you with this decision. The Funds do not issue share certificates.

MERCURY INDEX FUNDS, INC.

[GRAPHIC] Account Choices

                                            Information important for you to
 If you want to   Your choices              know
-------------------------------------------------------------------------------
 Buy shares       First, select the share   Refer to the pricing of shares
                  class appropriate for you table on page 25. Be sure to read this Prospectus carefully.
           --------------------------------------------------------------------
                  Next, determine the       The minimum initial investment for
                  amount of your investment a Fund is $1,000 for all accounts except:
                                            . $250 for certain fee-based
                                              programs
                                            . $100 for retirement plans

                                            (The minimums for initial
                                            investments may be waived or
                                            reduced under certain
                                            circumstances.)
           --------------------------------------------------------------------
                  Have your financial       The price of your shares is based
                  consultant or securities  on the next calculation of net
                  dealer submit your        asset value after your order is
                  purchase order            placed. Any purchase orders placed
                                            prior to the close of business on
                                            the New York Stock Exchange
                                            (generally 4:00 p.m. Eastern time)
                                            will be priced at the net asset
                                            value determined that day.

                                            Purchase orders placed after that
                                            time will be priced at the net
                                            asset value determined on the next
                                            business day. A Fund may reject any
                                            order to buy shares and may suspend
                                            the sale of shares at any time.
                                            Certain securities dealers may
                                            charge a fee to process a purchase.
                                            For example, the fee charged by
                                            Merrill Lynch, Pierce, Fenner &
                                            Smith Incorporated is currently
                                            $5.35. The fees charged by other
                                            securities dealers may be higher or
                                            lower.
           --------------------------------------------------------------------
                  Or contact the Transfer   To purchase shares directly, call
                  Agent                     the Transfer Agent at 1-888-763-
                                            2260 and request a purchase
                                            application. Mail the completed
                                            purchase application to the
                                            Transfer Agent at the address on
                                            the inside back cover of this
                                            Prospectus.
-------------------------------------------------------------------------------
 Add to your      Purchase additional       The minimum investment for
 investment       shares                    additional purchases is generally
                                            $100 for all accounts except:
                                            . $50 for certain fee-based
                                              programs
                                            . $1 for retirement plans

                                            (The minimums for additional
                                            purchases may be waived under
                                            certain circumstances.)
           --------------------------------------------------------------------
                  Acquire additional shares All dividends are automatically
                  through the automatic     reinvested without a sales charge.
                  dividend reinvestment
                  plan
           --------------------------------------------------------------------
                  Participate in the        You may invest a specific amount in
                  automatic investment plan a Fund on a periodic basis through your securities dealer:
                                            . The current minimum for such
                                              automatic investments is $100.
                                              The minimum may be waived or
                                              revised under certain
                                              circumstances.
-------------------------------------------------------------------------------

MERCURY INDEX FUNDS, INC.

[GRAPHIC] Account Choices

                                            Information important for you to
 If you want to   Your choices              know
-------------------------------------------------------------------------------
 Transfer shares  Transfer to a             To transfer your Fund shares to
 to another       participating securities  another securities dealer,
 securities       dealer                    authorized dealer agreements must
 dealer                                     be in place between the Distributor
                                            and the transferring securities
                                            dealer and the Distributor and the
                                            receiving securities dealer.
                                            Certain services may not be
                                            available for the transferred
                                            shares. You may only purchase
                                            additional shares of funds
                                            previously owned before the
                                            transfer. All future trading of
                                            these assets must be coordinated by
                                            the receiving firm.
           --------------------------------------------------------------------
                  Transfer to a non-        You must either:
                  participating securities
                  dealer
                                            .  Transfer your shares to an
                                               account with the Transfer Agent;
                                               or
                                            .  Sell your shares.
-------------------------------------------------------------------------------
 Sell your        Have your financial       The price of your shares is based
 shares           consultant or securities  on the next calculation of net
                  dealer submit your sales  asset value after your order is
                  order                     placed. For your redemption request
                                            to be priced at the net asset value
                                            on the day of your request, you
                                            must submit your request to your
                                            dealer prior to that day's close of
                                            business on the New York Stock
                                            Exchange (generally, at 4:00 p.m.
                                            Eastern time). Any redemption
                                            request placed after that time will
                                            be priced at the net asset value at
                                            the close of business on the next
                                            business day.

                                            Certain securities dealers may
                                            charge a fee to process a sale of
                                            shares. For example, the fee
                                            charged by Merrill Lynch, Pierce,
                                            Fenner & Smith Incorporated is
                                            currently $5.35. No processing fee
                                            is charged if you sell shares
                                            directly through the Transfer
                                            Agent. The fees charged by other
                                            securities dealers may be higher or
                                            lower.

                                            A Fund may reject an order to sell
                                            shares under certain circumstances.
           --------------------------------------------------------------------
                  Sell through the Transfer You may sell shares held at the
                  Agent                     Transfer Agent by writing to the
                                            Transfer Agent at the address on
                                            the inside back cover of this
                                            Prospectus. All shareholders on the
                                            account must sign the letter. A
                                            signature guarantee will generally
                                            be required but may be waived in
                                            certain limited circumstances. You
                                            can obtain a signature guarantee
                                            from a bank, securities dealer,
                                            securities broker, credit union,
                                            savings association, national
                                            securities exchange and registered
                                            securities association. A notary
                                            public seal will not be acceptable.
                                            Depending on the type of account
                                            and/or type of distribution,
                                            certain additional documentation
                                            may be required. The Transfer Agent
                                            will normally mail redemption
                                            proceeds within seven days
                                            following receipt of a properly
                                            completed request. If you make a
                                            redemption request before the Fund
                                            has collected payment for the
                                            purchase of shares, the Fund or the
                                            Transfer Agent may delay mailing
                                            your proceeds. This delay usually
                                            will not exceed ten days.
-------------------------------------------------------------------------------

MERCURY INDEX FUNDS, INC.

[GRAPHIC] Account Choices

                                            Information important for you to
 If you want to   Your choices              know
-------------------------------------------------------------------------------
 Sell shares      Participate in a Fund's   You can choose to receive
 systematically   Systematic Withdrawal     systematic payments from your Fund
                  Plan                      account either by check or through
                                            direct deposit to your bank account
                                            on a monthly or quarterly basis.
                                            You can generally arrange through
                                            your selected dealer for systematic
                                            sales of shares of a fixed dollar
                                            amount on a monthly, bi-monthly,
                                            quarterly, semi-annual or annual
                                            basis, subject to certain
                                            conditions. You must have dividends
                                            automatically reinvested. Ask your
                                            financial consultant for details.
-------------------------------------------------------------------------------
 Exchange your    Select the Fund into      If you are a participant in certain
 shares           which you want to         fee-based programs or retirement
                  exchange. Be sure to read plans, you can exchange your shares
                  that fund's prospectus.   of a Fund for shares of another
                                            Fund.

                                            Although there is currently no
                                            limit on the number of exchanges
                                            that you can make, the exchange
                                            privilege may be modified or
                                            terminated at any time in the
                                            future.
-------------------------------------------------------------------------------

                       Because of the high cost of maintaining
                       smaller shareholder accounts, the Funds may redeem the shares in your account if the net asset value of your account falls below $500 due to redemptions you have made. You will be notified that the value of your account is less than $500 before the Funds make an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least $500 before the Funds take any action. This involuntary redemption does not apply to retirement plans or Uniform Gifts or Transfers to Minors Act accounts.

MERCURY INDEX FUNDS, INC.

[GRAPHIC] Account Choices

Net Asset Value -- the market value in U.S. dollars of a Fund's total assets after deducting liabilities, divided by the number of shares outstanding.

HOW SHARES ARE PRICED
--------------------------------------------------------------------------------

When you buy shares, you pay the net asset value. This is the offering price. Shares are also redeemed at their net asset value, minus any applicable redemption fee. Each Fund calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange is open after the close of business on the Exchange, based on prices at the time of closing. The Exchange generally closes at 4:00 p.m. Eastern time. The net asset value used in determining your price is the next one calculated after your purchase or redemption order is placed. Foreign securities owned by a Fund may trade on weekends or other days when the Fund does not price its shares. As a result, the Fund's net asset value may change on days when you will not be able to purchase or redeem the Fund's shares. If an event occurs after the close of a foreign exchange that is likely to significantly affect the Fund's net asset value, "fair value" pricing may be used. This means that the Fund may value its foreign holdings at prices other than their last closing prices, and the Fund's net asset value will reflect this.

Generally, Class I shares will have a higher net asset value than Class A shares because Class I has lower expenses. Also dividends paid on Class I shares will generally be higher than dividends paid on Class A shares because Class I shares have lower expenses. Shares sold or exchanged within ninety days of purchase will have a lower net asset value because a redemption fee is charged on such shares.

MERCURY INDEX FUNDS, INC.

[GRAPHIC] Account Choices



Dividends -- ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

FEE-BASED PROGRAMS
--------------------------------------------------------------------------------

If you participate in certain fee-based programs offered by Mercury or an affiliate of Mercury, or by selected dealers that have an agreement with Mercury, you may be able to buy Class I shares including through exchange from other share classes.

You generally cannot transfer shares held through a fee-based program into another account. Instead, you will have to redeem your shares held through the program and purchase shares of another class, which may be subject to distribution and account maintenance fees. This may be a taxable event and you will pay any applicable sales charges.

If you leave one of these programs, your shares may be redeemed or automatically exchanged into Class A shares of a Fund. Any redemption or exchange will be at net asset value, minus any applicable redemption fee. However, if you participate in the program for less than a specified period, you may be charged a fee in accordance with the terms of the program.

Details about these features and the relevant charges are included in the client agreement for each fee-based program and are available from your financial consultant or your selected dealer.

DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

The Mercury S&P 500 Index Fund, Mercury Small Cap Index Fund and Mercury International Index Fund will distribute at least annually net investment income. The Mercury Aggregate Bond Index Fund will distribute on a monthly basis net investment income. The Funds will distribute at least annually any net realized long or short-term capital gains. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. Dividends may be reinvested automatically in shares of a Fund or may be taken in cash. If your account is with a securities dealer that has an agreement with the Fund, contact your financial consultant about which option you would like. If your account is with the Transfer Agent and you would like to receive dividends in cash, contact the Transfer Agent.

You will pay tax on dividends from a Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another Fund, any gain on the transaction may be subject to tax. The Funds intend to pay dividends that will either be taxed as ordinary income or capital

MERCURY INDEX FUNDS, INC.

[GRAPHIC] Account Choices

"Buying a dividend"

Unless your investment is in a tax-deferred account, you may want to avoid buying shares shortly before a Fund pays a dividend. The reason? If you buy shares when a fund has realized but not yet distributed ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax advisor.

gains. Capital gain dividends are generally taxed at different rates than ordinary income dividends.

If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, a Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

Dividends and interest received by the Mercury International Index Fund and the Mercury Aggregate Bond Index Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The Mercury International Index Fund expects to make an election that will generally require shareholders to include in income their share of foreign withholding taxes paid by the Fund. Shareholders may be entitled to treat these taxes as taxes paid by them, and therefore, deduct such taxes in computing their taxable income or, in some cases, to use them as foreign tax credits against the U.S. income taxes otherwise owed.

By law, a Fund must withhold 31% of your distributions and proceeds if you have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.

This section summarizes some of the consequences under current Federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in a Fund under all applicable tax laws.

MERCURY INDEX FUNDS, INC.

[GRAPHIC] The Management Team

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

Mercury Asset Management US, a division of Fund Asset Management, L.P. manages the underlying Series' investments and their business operations under the overall supervision of the Board of Trustees of Quantitative Master Series Trust. The Investment Adviser has the responsibility for making all investment decisions for the Series.

The investment professionals that manage the Funds include:

Eric S. Mitofsky, Senior Vice President of the Funds and the Portfolio Manager of the Mercury S&P 500 Index Fund and Mercury Small Cap Index Fund. Mr. Mitofsky has been a First Vice President of the Investment Adviser and certain of its affiliates since 1997 and was a Vice President of the Investment Adviser and certain of its affiliates from 1992 to 1997.

Richard Vella, Senior Vice President of the Funds and the Portfolio Manager of the Mercury International Index Fund. Mr. Vella has been a First Vice President of the Investment Adviser and certain of its affiliates since 1999, a Managing Director of Global Index Funds of Bankers Trust from 1997 to 1999, a Managing Director of International Index Funds of Bankers Trust from 1995 to 1999, a Vice President of International Index Funds of Bankers Trust from 1990 to 1995, an Assistant Vice President of International Index Funds of Bankers Trust from 1987 to 1990 and an Assistant Treasurer of Bankers Trust from 1985 to 1986.

Gregory Mark Maunz, Senior Vice President of the Funds and Co-Portfolio Manager of the Mercury Aggregate Bond Index Fund. Mr. Maunz has been a First Vice President of the Investment Adviser and certain of its affiliates since 1997, a Vice President of the Investment Adviser and certain of its affiliates from 1985 to 1997 and a Portfolio Manager of the Investment Adviser and certain of its affiliates since 1984.

Christopher G. Ayoub, Senior Vice President of the Funds and Co-Portfolio Manager of the Mercury Aggregate Bond Index Fund. Mr. Ayoub has been a First Vice President of the Investment Adviser and certain of its affiliates since 1998 and was a Vice President of the Investment Adviser and certain of its affiliates from 1985 to 1998.

Jeff Hewson, Vice President of the Funds and Co-Portfolio Manager of the Aggregate Bond Index Fund. Mr. Hewson has been a Director (Global Fixed

Income) of the Investment Adviser and certain of its affiliates since 1998, a Vice President of the Investment Adviser and certain of its affiliates from 1989 to 1998 and Portfolio Manager of the Investment Adviser and certain of its affiliates since 1985.

MERCURY INDEX FUNDS, INC.

[GRAPHIC] The Management Team

The Funds do not have an investment adviser since each Fund's assets are invested in its corresponding Series. The Funds have hired Mercury Asset Management US as administrator of the Funds to provide administrative services to the Funds. For providing management services to the Series and administrative services to the Funds, Mercury Asset Management US is paid at the rates shown in the following table, although these rates may be lower as a result of certain voluntary fee waivers agreed to by Mercury Asset Management
US:

                                                                     Total
                                                                 Management and
                                       Management Administrative Administrative
Fund                                    Fee (a)        Fee            Fee
----                                   ---------- -------------- --------------
Mercury S&P 500 Index Fund............    0.05%       0.245%         0.295%
Mercury Small Cap Index Fund..........    0.08%        0.29%          0.37%
Mercury Aggregate Bond Index Fund.....    0.06%        0.19%          0.25%
Mercury International Index Fund......    0.01%        0.34%          0.35%

--------

(a) Paid by the Series. The Investment Adviser of the Series has entered into a contractual arrangement to provide that the management fee for the Series, when combined with administrative fees of certain funds that invest in the Series, will not exceed specific amounts. As a result of this contractual arrangement, the Investment Adviser of the S&P 500 Index Series, Small Cap Index Series and Aggregate Bond Index Series currently receives management fees of 0.005%, 0.01% and 0.01%, respectively. This arrangement has a one-year term and is renewable. The Investment Adviser has not entered into a similar arrangement with the Series in which the Mercury International Index Fund invests.

Fund Asset Management was organized as an investment adviser in 1977 and offers investment advisory services to more than 50 registered investment companies. Fund Asset Management, L.P. is part of the Asset Management Group, which had approximately $561 billion in investment company and other portfolio assets under management as of April 2000. This amount includes assets managed for affiliates of the Investment Adviser.

MASTER/FEEDER STRUCTURE
--------------------------------------------------------------------------------

Unlike many other mutual funds, which directly buy and manage their own portfolio securities, the Funds seek to achieve their investment objectives by investing all their assets in the corresponding Series of the Quantitative Master Series Trust. Investors in each Fund will acquire an indirect interest in the respective underlying Series.

MERCURY INDEX FUNDS, INC.

[GRAPHIC] The Management Team

Other "feeder" funds may also invest in the "master" Series. This structure may enable the Funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from the master from different feeders may offset each other and produce a lower net cash flow.

A Fund may withdraw from the Series at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage the Fund's assets directly.

Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a Fund over the operations of the Series.

Whenever the Series holds a vote of its feeder funds, a Fund will pass the vote through to its own shareholders.

A Note about Year 2000

As the year 2000 began, there were few problems caused by the inability of certain computer systems to tell the difference between the year 2000 and the year 1900 (commonly known as the "Year 2000 Problem"). It is still possible that some computer systems could malfunction in the future because of the Year 2000 Problem or as a result of actions taken to address the Year 2000 Problem. Fund management does not anticipate that its services or those of the Funds' other service providers will be adversely affected, but Fund management will continue to monitor the situation. If malfunctions related to the Year 2000 Problem do arise, the Funds and their investments could be negatively affected.

MERCURY INDEX FUNDS, INC.

                      [This page intentionally left blank]

Funds
Mercury Index Funds, Inc.
P.O. Box 9011
Princeton, New Jersey 08543-9011
(888-763-2260)

Investment Adviser and Administrator
Mercury Asset Management US,
a division of Fund Asset Management, L.P.

800 Scudders Mill Road

Plainsboro, New Jersey 08536

Transfer Agent
Financial Data Services, Inc.

Administrative Offices:

4800 Deer Lake Drive East

Jacksonville, Florida 32246-6484

Mailing Address:

P.O. Box 45289

Jacksonville, Florida 32232-5289
(888-763-2260)

Independent Auditors

Deloitte & Touche LLP

Princeton Forrestal Village

116-300 Village Boulevard

Princeton, New Jersey 08540-6400

Distributor
Mercury Funds Distributor,
a division of Princeton Funds Distributor, Inc.
P.O. Box 9081
Princeton, New Jersey 08543-9081

Custodian for Master International Index Series

The Chase Manhattan Bank

4 Chase MetroTech, 18th Floor

Brooklyn, New York 11245

Custodian for Master S&P 500 Index Series,

Master Small Cap Index Series and

Master Aggregate Bond Index Series

Merrill Lynch Trust Company

800 Scudders Mill Road

Plainsboro, New Jersey 08536

Counsel


Swidler Berlin Shereff Friedman, LLP

The Chrysler Building

405 Lexington Avenue

New York, New York 10174

MERCURY INDEX FUNDS, INC.

[GRAPHIC] To Learn More

SHAREHOLDER REPORTS
Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report you will find a discussion of the relevant market conditions and investment strate-gies that significantly affected the Funds' performance during its last fiscal year. You may obtain these reports at no cost by calling 1-888-763-2260.

If you hold your Fund shares through a brokerage account or directly at the Transfer Agent, you may receive only one copy of each shareholder report and certain other mailings regardless of the number of Fund accounts you have. If you prefer to receive separate shareholder reports for each account (or if you are receiving multiple copies and prefer to receive only one), call your finan-cial consultant or, if none, write to the Transfer Agent at its mailing ad-dress. Include your name, address, tax identification number and brokerage or mutual fund account number. If you have any questions, please call your finan-cial consultant or the Transfer Agent at 1-888-763-2260.

STATEMENT OF ADDITIONAL INFORMATION

The Funds' Statement of Additional Information contains further information about the Funds and is incorporated by reference (legally considered to be part of this Prospectus). You may request a free copy by writing or calling the Funds at Financial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida 32232-5289 or by calling 1-888-763-2260.

Contact your financial consultant or the Funds at the telephone number or ad-dress indicated on the inside back cover of this Prospectus if you have any questions.

Information about the Funds (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Refer-ence Room. This information is also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov and copies may be obtained upon pay-ment of a duplicating fee by electronic request at the following e-mail ad-dress: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS. NO ONE IS AUTHORIZED TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT FROM THE INFORMA-TION CONTAINED IN THIS PROSPECTUS.

Investment Company Act File #811-09605.

Code # 19106-0600.
(C)Mercury Asset Management US, a division of Fund Asset Management, L.P.

             Prospectus

             ----------------
              M E R C U R Y
             ASSET MANAGEMENT
             ----------------

             [GRAPHIC]

             Mercury Index
             Funds, Inc.

             June 8, 2000

                      STATEMENT OF ADDITIONAL INFORMATION

                           Mercury Index Funds, Inc.

  P.O. Box 9011, Princeton, New Jersey 08543-9011 . Phone No. (888) 763-2260

                               ----------------

  Mercury Index Funds, Inc. (the "Corporation") currently consists of four portfolios or series: Mercury S&P 500 Index Fund ("Mercury S&P 500 Index Fund"), Mercury Small Cap Index Fund ("Mercury Small Cap Index Fund"), Mercury Aggregate Bond Index Fund ("Mercury Aggregate Bond Index Fund") and Mercury International Index Fund ("Mercury International Index Fund," and together with the Mercury S&P 500 Index Fund, Mercury Small Cap Index Fund and Mercury Aggregate Bond Index Fund, the "Funds," and each, a "Fund"). Each Fund is a non-diversified mutual fund whose investment objective is to provide investment results that, before expenses, seek to replicate the total return (i.e., the combination of capital changes and income) of a specified securities index. Each Fund seeks to achieve its investment objective by investing all of its assets in the series (collectively, the "Series," and each, a "Series") of Quantitative Master Series Trust (the "Trust") that has the same investment objective as the Fund. Each Fund's investment experience will correspond directly to the investment experience of the respective Series in which it invests. There can be no assurance that the investment objectives of the Funds will be achieved.

  Each Fund offers two classes of shares, Class I shares and Class A shares. Class I shares of each Fund are offered at a price equal to the next determined net asset value per share without the imposition of any front-end or deferred sales charge, and are not subject to any ongoing account maintenance or distribution fee. Distribution of Class I shares of each Fund is limited to certain eligible investors. Class A shares of each Fund are offered at a price equal to the next determined net asset value per share without the imposition of any front-end or deferred sales charge and are not subject to any ongoing distribution fee, but are subject to an ongoing account maintenance fee at an annual rate of 0.25% of average daily net assets. If you sell or exchange your shares within ninety days of purchase you will be charged a redemption fee. The redemption fee is 0.25% of your redemption proceeds from shares of the Mercury S&P 500 Index Fund and the Mercury Aggregate Bond Index Fund, and 0.50% of your redemption proceeds from shares of the Mercury Small Cap Index Fund and the Mercury International Index Fund. The Funds' distributor is Mercury Funds Distributor, a division of Princeton Funds Distributor, Inc.

                               ----------------

  This Statement of Additional Information of the Funds is not a prospectus and should be read in conjunction with the Prospectus of the Funds, dated June 8, 2000 (the "Prospectus"), which has been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling the Funds at (888) 763-2260 or your financial consultant, or by writing to the address listed above. The Prospectus is incorporated by reference to this Statement of Additional Information and this Statement of Additional Information has been incorporated by reference to the Prospectus. The Series' audited financial statements are incorporated into this Statement of Additional Information by reference to their 1999 annual reports to shareholders. You may request copies of the annual and semi-annual reports at no charge by calling (800) 456-4587 Ext. 789 between 8:00 a.m. and 8:00 p.m. on any business day.

                               ----------------

               Mercury Asset Management US -- Investment Adviser
                   Mercury Funds Distributor -- Distributor

                               ----------------

  The date of this Statement of Additional Information is June 8, 2000.

                               TABLE OF CONTENTS

                                                                           Page
                                                                           ----
Investment Objectives and Policies........................................   2
  Mercury S&P 500 Index Fund..............................................   2
  Mercury Small Cap Index Fund............................................   2
  Mercury Aggregate Bond Index Fund.......................................   3
  Mercury International Index Fund........................................   4
  About Indexing and Management of the Funds..............................   5
  Other Investment Policies, Practices and Risk Factors...................   5
  Portfolio Strategies Involving Options, Futures, Swaps, Indexed
   Instruments and Foreign Exchange Transactions..........................  12
  Risk Factors in Derivatives.............................................  15
  Additional Information Concerning the Indices...........................  16
  Investment Restrictions.................................................  18
  Portfolio Turnover......................................................  20
Management of the Funds...................................................  20
  Directors and Officers..................................................  20
  Compensation of Directors/Trustees......................................  22
  Administration Arrangements.............................................  23
  Management and Advisory Arrangements....................................  24
  Code of Ethics..........................................................  26
Purchase of Shares........................................................  26
  Account Maintenance Plan................................................  27
Redemption of Shares......................................................  28
  Redemption..............................................................  28
  Repurchase..............................................................  29
  Redemption Fee..........................................................  29
Portfolio Transactions and Brokerage......................................  29
Pricing of Shares.........................................................  31
  Determination of Net Asset Value........................................  31
Shareholder Services......................................................  32
  Investment Account......................................................  32
  Automatic Investment Plan...............................................  33
  Automatic Dividend Reinvestment Plan....................................  33
  Systematic Withdrawal Plan..............................................  33
  Retirement and Education Savings Plans..................................  34
  Exchange Privilege......................................................  34
  Fee-Based Programs......................................................  35
Dividends and Taxes.......................................................  35
  Dividends...............................................................  35
  Taxes...................................................................  35
  Tax Treatment of Options and Futures Transactions.......................  37
  Special Rules for Certain Foreign Currency Transactions.................  37
  The Series..............................................................  38
Performance Data..........................................................  38
General Information.......................................................  40
  Description of Shares...................................................  40
  Computation of Offering Price Per Share.................................  40
  Independent Auditors....................................................  41
  Custodian...............................................................  41
  Transfer Agent..........................................................  41
  Legal Counsel...........................................................  42
  Reports to Shareholders.................................................  42
  Additional Information..................................................  42
Financial Statements......................................................  42
Independent Auditors' Report..............................................  43
Statements of Assets and Liabilities......................................  44
Appendix
  Ratings of Fixed Income Securities...................................... A-1

                      INVESTMENT OBJECTIVES AND POLICIES

  The Corporation currently consists of four series: Mercury S&P 500 Index Fund, Mercury Small Cap Index Fund, Mercury Aggregate Bond Index Fund and Mercury International Index Fund. Each Fund is a non-diversified mutual fund whose investment objective is to provide investment results that, before expenses, seek to replicate the total return (i.e., the combination of capital changes and income) of a specified securities index.

  Each Fund seeks to achieve its investment objective by investing all of its assets in the series of the Trust that has the same investment objective as the Fund. Each Fund's investment experience and results will correspond directly to the investment experience of the respective Series in which it invests. Thus, all investments are made at the level of the Series. For simplicity, however, with respect to investment objective, policies and restrictions, this Statement of Additional Information, like the Prospectus, uses the term "Fund" to include the underlying Series in which the Fund invests. Reference is made to the discussion under "About the Details--How the Funds Invest" and "About the Details--Investment Risks" in the Prospectus for information, with respect to each Fund's and each Series' investment objectives and policies. There can be no assurance that the investment objectives of the Funds will be achieved.

  The Funds' investment objectives are not fundamental policies and may be changed by the Board of Directors of the Corporation (the "Directors"), without shareholder approval. The Directors may also change the target index of any respective Fund if they consider that a different index would facilitate the management of the Fund in a manner which better enables the Fund to seek to replicate the total return of the market segment represented by the current index.

Mercury S&P 500 Index Fund

  The investment objective of the Mercury S&P 500 Index Fund is to match the performance of the Standard & Poor's(R) 500 Composite Stock Price Index (the "S&P 500") as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.

  The Fund seeks to achieve its investment objective by investing all of its assets in the Master S&P 500 Index Series of the Trust ("Master S&P 500 Index Series"), which has the same investment objective as the Fund. The following is a description of the investment policies of the Mercury S&P 500 Index Fund.

  In seeking to replicate the total return of the S&P 500, Mercury Asset Management US, a division of Fund Asset Management, L.P. (the "Investment Adviser," or "FAM") generally will allocate the Mercury S&P 500 Index Fund's investments among common stocks in approximately the same weightings as the S&P 500. In addition, the Investment Adviser may use options and futures contracts and other types of financial instruments relating to all or a portion of the S&P 500. At times the Fund may not invest in all of the common stocks in the S&P 500, or in the same weightings as in the S&P 500. At those times, the Fund chooses investments so that the market capitalizations, industry weighting and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the S&P 500 as a whole. The Mercury S&P 500 Index Fund may also engage in securities lending. See "Other Investment Policies, Practices and Risk Factors."

  The S&P 500 is composed of the common stocks of 500 large capitalization companies from various industrial sectors, most of which are listed on the New York Stock Exchange (the "NYSE"). A company's stock market capitalization is the total market value of its outstanding shares. The S&P 500 represents a significant portion of the market value of all common stocks publicly traded in the United States.

Mercury Small Cap Index Fund

  The investment objective of the Mercury Small Cap Index Fund is to match the performance of the Russell 2000(R) Index (the "Russell 2000") as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.

  The Fund seeks to achieve its investment objective by investing all of its assets in the Master Small Cap Index Series of the Trust ("Master Small Cap Index Series"), which has the same investment objective as the Fund. The following is a description of the investment policies of the Mercury Small Cap Index Fund.

  In seeking to replicate the total return of the Russell 2000, the Investment Adviser may not allocate the Mercury Small Cap Index Fund's investments among all of the common stocks in the Russell 2000, or in the same weightings as the Russell 2000. Instead, the Mercury Small Cap Index Fund may invest in a statistically selected sample of the stocks included in the Russell 2000 and other types of financial instruments. The Investment Adviser may use options and futures contracts and other types of financial instruments relating to all or a portion of the Russell 2000. The investments to be included in the Mercury Small Cap Index Fund will be selected so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks, and of the stocks underlying or otherwise related to the foregoing financial instruments, closely approximate those same factors in the Russell 2000, with the objective of reducing the selected investment portfolio's deviation from the performance of the Russell 2000 (this deviation is referred to as "tracking error"). The Mercury Small Cap Index Fund may also engage in securities lending. See "Other Investment Policies, Practices and Risk Factors."

  The Russell 2000 is composed of approximately 2,000 smaller-capitalization common stocks from various industrial sectors. A company's stock market capitalization is the total market value of its outstanding shares.

Mercury Aggregate Bond Index Fund

  The investment objective of the Mercury Aggregate Bond Index Fund is to match the performance of the Lehman Brothers Aggregate Bond Index (the "Aggregate Bond Index") as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.

  The Fund seeks to achieve its investment objective by investing all of its assets in the Master Aggregate Bond Index Series of the Trust ("Master Aggregate Bond Index Series"), which has the same investment objective as the Fund. The following is a description of the investment policies of the Mercury Aggregate Bond Index Fund.

  In seeking to replicate the total return of the Aggregate Bond Index, the Investment Adviser may not allocate the Mercury Aggregate Bond Index Fund's investments among all of the bonds in the Aggregate Bond Index, or in the same weightings as the Aggregate Bond Index. Instead, the Mercury Aggregate Bond Index Fund may invest in a statistically selected sample of bonds included in the Aggregate Bond Index, or in a statistically selected sample of bonds not included in the Aggregate Bond Index but correlated with bonds that are in the Aggregate Bond Index, and in derivative instruments linked to the Aggregate Bond Index based on the Investment Adviser's optimization process, a statistical sampling technique that aims to create a portfolio that will match approximately the performance of the index with less transaction costs than would be incurred through full replication. The Investment Adviser may use options and futures contracts and other types of financial instruments relating to all or a portion of the Aggregate Bond Index. The Fund may invest in bonds not included in the Aggregate Bond Index, but which are selected to reflect characteristics such as maturity, duration or credit quality similar to bonds in the Aggregate Bond Index. The investments to be included in the Mercury Aggregate Bond Index Fund will be selected with the objective of reducing the selected investment portfolio's deviation from the performance of the Aggregate Bond Index (tracking error). Selection of bonds other than those included in the Aggregate Bond Index, or in different weightings from the Aggregate Bond Index, may result in levels of interest rate, credit or prepayment risks that differ from the levels of risks on the securities composing the Aggregate Bond Index. See "Other Investment Policies, Practices and Risk Factors--Investment in Fixed-Income Securities." The Mercury Aggregate Bond Index Fund may also engage in securities lending. See "Other Investment Policies, Practices and Risk Factors--Securities Lending."

  The Aggregate Bond Index is composed primarily of dollar-denominated investment grade bonds in the following classes: U.S. Treasury and agency securities, U.S. corporate bonds, foreign corporate bonds, foreign sovereign debt (debt securities issued or guaranteed by foreign governments and governmental agencies), supranational debt (debt securities issued by entities, such as the World Bank, constituted by the governments of several countries to promote economic development) and mortgage-backed securities with maturities greater than one year. Corporate bonds contained in the Aggregate Bond Index represent issuers from various industrial sectors.

  The Mercury Aggregate Bond Index Fund may invest in U.S. Treasury bills, notes and bonds and other "full faith and credit" obligations of the U.S. Government. The Mercury Aggregate Bond Index Fund may also invest in U.S. Government agency securities, which are debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. "Agency" securities may not be backed by the "full faith and credit" of the U.S. Government. U.S. Government agencies may include the Federal Farm Credit Bank, the Resolution Trust Corporation and the Government National Mortgage Association. "Agency" obligations are not explicitly guaranteed by the U.S. Government and so are perceived as somewhat riskier than comparable Treasury bonds.

  Because the Aggregate Bond Index is composed of investment grade bonds, the Mercury Aggregate Bond Index Fund will invest in corporate bonds rated investment grade--i.e., those rated at least Baa3 by Moody's Investors Service, Inc. ("Moody's") or BBB--by Standard & Poor's Ratings Group ("S&P"), the equivalent by another nationally recognized statistical rating organization ("NRSRO") or, if unrated, of equal quality in the opinion of the Investment Adviser. Corporate bonds ranked in the fourth highest rating category, while considered "investment grade", have more speculative characteristics and are more likely to be downgraded than securities rated in the three highest ratings categories. In the event that the rating of a security in the Mercury Aggregate Bond Index Fund is lowered below Baa or BBB, the Mercury Aggregate Bond Index Fund may continue to hold the security. Such securities rated below investment grade are considered to be speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Descriptions of the ratings of bonds are contained in the Appendix.

  The Mercury Aggregate Bond Index Fund may also invest in other instruments that "pass through" payments on such obligations, such as collateralized mortgage obligations ("CMOs").

Mercury International Index Fund

  The investment objective of the Mercury International Index Fund is to match the performance of the Morgan Stanley Capital International EAFE(R) Capitalization Weighted Index (the "EAFE Index") as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.

  The Fund seeks to achieve its investment objective by investing all of its assets in the Master International (Capitalization Weighted) Index Series of the Trust ("Master International Index Series"), which has the same investment objective as the Fund. The following is a description of the investment policies of the Mercury International Index Fund.

  In seeking to mirror the total return of the EAFE Index, the Mercury International Index Fund will, under normal circumstances, invest in all of the countries in the EAFE Index, but the Investment Adviser may not allocate Mercury International Index Fund's investments among all of the companies within a country, represented in the EAFE Index, or in the same weightings as the EAFE Index. Instead, the Mercury International Index Fund may invest in a statistically selected sample of the equity securities included in the EAFE Index and other types of financial instruments based on the Investment Adviser's optimization process, a statistical sampling technique that aims to create a portfolio that will match approximately the performance of the index with less transaction costs than would be incurred through full replication. In addition, the Investment Adviser may use options and futures contracts and other types of financial instruments relating to all or a portion of the EAFE Index. The investments to be included in the Mercury International Index Fund will be selected so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks, and of the stocks underlying or otherwise related to the foregoing financial instruments, closely approximate those same factors in the EAFE Index, with the objective of reducing the selected investment portfolio's deviation from the performance of the EAFE Index (tracking error). The Mercury International Index Fund may also engage in securities lending. See "Other Investment Policies, Practices and Risk Factors--Securities Lending."

  The EAFE Index is composed of equity securities of approximately 1,000 companies from various industrial sectors whose primary trading markets are located outside the United States and which are selected from among the larger capitalization companies in such markets. A company's stock market capitalization is the total market value of its outstanding shares. The countries currently included in the EAFE Index are Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, The Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The weighting of the EAFE

Index among these countries is based upon each country's relative market capitalization. Gross Domestic Product (GDP) is the basis for country weightings in another version of the EAFE Index. Using the market capitalization weighting tends to increase the relative weighting of Japan and the United Kingdom while decreasing the weighting of certain European countries, generally resulting in a less diversified EAFE Index.

About Indexing and Management of the Funds

  About Indexing. The Funds are not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial, and market analyses and investment judgment. Instead, each Fund, utilizing essentially a "passive" or "indexing" investment approach, seeks to replicate, before each Fund's expenses (which can be expected to reduce the total return of a Fund), the total return of its respective index.

  Indexing and Managing the Funds. Each Fund will be substantially invested in securities in the applicable index, and will invest at least 80% of its assets in securities or other financial instruments which are contained in or correlated with securities in the applicable index (equity securities, in the case of the Mercury S&P 500 Index Fund, Mercury Small Cap Index Fund and Mercury International Index Fund and fixed-income securities, in the case of the Mercury Aggregate Bond Index Fund).

  Because each Fund seeks to mirror the total return of its respective index, generally the Investment Adviser will not attempt to judge the merits of any particular security as an investment but will seek only to mirror the total return of the securities in the relevant index. However, the Investment Adviser may omit or remove a security which is included in an index from the portfolio of a Fund if, following objective criteria, the Investment Adviser judges the security to be insufficiently liquid or believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions.

  The Investment Adviser may acquire certain financial instruments based upon individual securities or based upon or consisting of one or more baskets of securities (which basket may be based upon a target index). Certain of these instruments may represent an indirect ownership interest in such securities or baskets. Others may provide for the payment to a Fund or by a Fund of amounts based upon the performance (positive, negative or both) of a particular security or basket. The Investment Adviser will select such instruments when it believes that the use of the instrument will correlate substantially with the expected total return of a target security or index. In connection with the use of such instruments, the Investment Adviser may enter into short sales in an effort to adjust the weightings of particular securities represented in the basket to more accurately reflect such securities' weightings in the target index.

  Each Fund's ability to mirror the total return of its respective index may be affected by, among other things, transaction costs, administration and other expenses incurred by the Fund, taxes (including foreign withholding taxes, which will affect the Mercury International Index Fund and the Mercury Aggregate Bond Index Fund due to foreign tax withholding practices), changes in either the composition of the index or the assets of a Fund, and the timing and amount of Series investors' contributions and withdrawals, if any. In addition, each Fund's total return will be affected by incremental operating costs (e.g., transfer agency, accounting) that will be borne by the Fund. Under normal circumstances, it is anticipated that each Fund's total return over periods of one year and longer will, on a gross basis and before taking into account expenses (incurred at either the Series or the Fund level) be within 10 basis points (a basis point is one one-hundredth of one percent (0.01%)) for the Mercury S&P 500 Index Fund, 100 basis points for the Mercury Small Cap Index Fund, 150 basis points for the Mercury International Index Fund, and 50 basis points for the Mercury Aggregate Bond Index Fund, of the total return of the applicable indices. There can be no assurance, however, that these levels of correlation will be achieved. In the event that this correlation is not achieved over time, the Trustees and the Directors will consider alternative strategies for the Series and the Funds. Information regarding correlation of a Fund's performance to that of a target index may be found in the Funds' annual report.

Other Investment Policies, Practices and Risk Factors

  Cash Management. Generally, the Investment Adviser will employ futures and options on futures to provide liquidity necessary to meet anticipated redemptions or for day-to-day operating purposes. However, if considered appropriate in the opinion of the Investment Adviser, a portion of a Fund's assets may be invested in certain types of instruments with remaining maturities of 397 days or less for liquidity purposes. Such instruments would consist of: (i) obligations of the U.S. Government, its agencies, instrumentalities, authorities or political subdivisions ("U.S. Government Securities"); (ii) other fixed-income securities rated Aa or higher by Moody's or AA or higher by S&P or, if unrated, of comparable quality in the opinion of the Investment Adviser; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. At the time a Fund invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated Aa or higher by Moody's or AA or higher by S&P or outstanding commercial paper, bank obligations or other short-term obligations rated Prime-1 by Moody's or A-1 by S&P; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Investment Adviser.

  Dollar Rolls. The Mercury Aggregate Bond Index Fund may enter into dollar rolls, in which the Mercury Aggregate Bond Index Fund will sell securities for delivery in the current month and simultaneously contract to repurchase substantially similar (the same type and coupon) securities on a specified future date from the same party. During the roll period, the Mercury Aggregate Bond Index Fund forgoes principal and interest paid on the securities sold. The Mercury Aggregate Bond Index Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

  Dollar rolls involve the risk that the market value of the securities subject to the Mercury Aggregate Bond Index Fund's forward purchase commitment may decline below the price of the securities the Mercury Aggregate Bond Index Fund has sold. In the event the buyer of the securities files for bankruptcy or becomes insolvent, the Mercury Aggregate Bond Index Fund's use of the proceeds of the current sale portion of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Mercury Aggregate Bond Index Fund's obligation to purchase the similar securities in the forward transaction. Dollar rolls are speculative techniques which can be deemed to involve leverage. The Mercury Aggregate Bond Index Fund will establish a segregated account with its custodian in which it will maintain liquid securities in an aggregate amount equal to the amount of the forward commitment. The Mercury Aggregate Bond Index Fund will engage in dollar roll transactions to enhance return and not for the purpose of borrowing. Each dollar roll transaction is accounted for as a sale of a portfolio security and a subsequent purchase of a substantially similar security in the forward market.

  Short Sales. In connection with the use of certain instruments based upon or consisting of one or more baskets of securities, the Investment Adviser may sell a security a Fund does not own, or in an amount greater than the Fund owns (i.e., make short sales). Such transactions will be used only in an effort to adjust the weightings of particular securities represented in the basket to reflect such securities' weightings in the target index. The Investment Adviser will not employ short sales in reflection of the Investment Adviser's outlook for the securities markets or for the performance of the securities sold short. Generally, to complete a short sale transaction, a Fund will borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed. The price at the time of replacement may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any interest which accrues during the period of the loan. To borrow the security, the Fund may be required to pay a premium which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements until the short position is closed out. Until the Fund replaces the borrowed security, it will (a) maintain in a segregated account with its custodian cash or liquid securities at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current market value of the security sold short or (b) otherwise cover its short position.

  Cash Flows; Expenses. The ability of each Fund to satisfy its investment objective depends to some extent on the Investment Adviser's ability to manage cash flow (primarily from purchases and redemptions and distributions from the Fund's investments). The Investment Adviser will make investment changes to a Fund's portfolio to accommodate cash flow while continuing to seek to replicate the total return of the Series' target index. Investors should also be aware that the investment performance of each index is a hypothetical number which does not take into account brokerage commissions and other transaction costs, custody and other costs of investing, and any incremental operating costs (e.g., transfer agency, accounting) that will be borne by the Funds. Finally, since each Fund seeks to replicate the total return of its target index, the Investment Adviser generally will not attempt to judge the merits of any particular security as an investment.

  Investment in Fixed-Income Securities. Because the Mercury Aggregate Bond Index Fund will invest in fixed-income securities, it will be subject to the general risks inherent in such securities, primarily interest rate risk, credit risk, event risk, prepayment risk and extension risk.

  Interest rate risk is the potential for fluctuations in bond prices due to changing interest rates. As a rule bond prices vary inversely with interest rates. If interest rates rise, bond prices generally decline; if interest rates fall, bond prices generally rise. In addition, for a given change in interest rates, longer-maturity bonds generally fluctuate more in price than shorter-maturity bonds. To compensate investors for these larger fluctuations, longer-maturity bonds usually offer higher yields than shorter-maturity bonds, other factors, including credit quality, being equal. These basic principles of bond prices also apply to U.S. Government Securities. A security backed by the "full faith and credit" of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.

  Credit risk is the possibility that an issuer of securities held by the Mercury Aggregate Bond Index Fund will be unable to make payments of either interest or principal when due or will be perceived to have a diminished capacity to make such payments in the future. The credit risk of the Mercury Aggregate Bond Index Fund is a function of the diversification and credit quality of its underlying securities.

  The Mercury Aggregate Bond Index Fund may also be exposed to event risk, which includes the possibility that fixed-income securities held by the Mercury Aggregate Bond Index Fund may suffer a substantial decline in credit quality and market value due to issuer restructurings. Certain restructurings such as mergers, leveraged buyouts, takeovers or similar events, are often financed by a significant expansion of corporate debt. As a result of the added debt burden, the credit quality and market value of a firm's existing debt securities may decline significantly. Other types of restructurings (such as corporate spinoffs or privatizations of governmental or agency borrowers or the termination of express or implied governmental credit support) may also result in decreased credit quality of a particular issuer.

  Prepayment risk is the possibility that the principal of the mortgage loans underlying mortgage-backed securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates the Mercury Aggregate Bond Index Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, certain types of mortgage-backed securities may be paid off more slowly, with the effect that the mortgage-backed securities held by the Mercury Aggregate Bond Index Fund may exhibit price characteristics of longer-term debt securities.

  Extension risk is the possibility that the principal of the mortgage loans underlying mortgage-backed securities may be repaid more slowly than anticipated. As a general rule, extensions increase during a period of rising interest rates, and decrease during a period of falling interest rates. As a result, during periods of rising interest rates the average maturity of the Mercury Aggregate Bond Index Fund's portfolio may increase, thus increasing the Fund's exposure to interest rate risk.

  The corporate substitution strategy used by the Mercury Aggregate Bond Index Fund (discussed above) may increase or decrease the Mercury Aggregate Bond Index Fund's exposure to the foregoing risks relative to those of the Aggregate Bond Index.

  Sovereign Debt. The Mercury Aggregate Bond Index Fund may invest a significant portion of its assets in debt obligations ("sovereign debt") issued or guaranteed by foreign governments (including foreign states, provinces and municipalities) of developed countries or their agencies and instrumentalities ("governmental entities"). Investment in sovereign debt involves a high degree of risk that the governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. In certain countries, governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal of interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.

  Holders of sovereign debt, including the Mercury Aggregate Bond Index Fund, may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There may be no bankruptcy proceeding by which sovereign debt on which a governmental entity has defaulted may be collected in whole or in part.

  European Economic and Monetary Union. For a number of years, certain European countries have been seeking economic unification that would, among other things, reduce barriers between countries, increase competition among companies, reduce government subsidies in certain industries, and reduce or eliminate currency fluctuations among these European countries. The Treaty on European Union (the "Maastricht Treaty") seeks to set out a framework for the European Economic and Monetary Union ("EMU") among the countries that comprise the European Union ("EU"). EMU established a single common European currency (the "euro") that was introduced on January 1, 1999 and is expected to replace the existing national currencies of all EMU participants by July 1, 2002. EMU took effect for the initial EMU participants on January 1, 1999. Certain securities issued in participating EU countries (beginning with government and corporate bonds) will be redenominated in the euro, and are listed, are traded and make dividend and other payments only in euros.

  No assurance can be given that EMU will continue to proceed as planned, that the changes planned for the EU can be successfully implemented, or that those changes will result in the economic and monetary unity and stability intended. There is a possibility that EMU will not be completed, or will be completed but then partially or completely unwound. Because any participating country may opt out of EMU within the first three years, it is also possible that a significant participant could choose to abandon EMU, which would diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and non-participating countries, including sharp appreciation or depreciation of the participants' national currencies and a significant increase in exchange rate volatility, a resurgence in economic protectionism, an undermining of confidence in the European markets, an undermining of European economic stability, the collapse or slowdown of the drive toward European economic unity, and/or reversion of the attempts to lower government debt and inflation rates that were introduced in anticipation of EMU. Also, withdrawal from EMU by an initial participant could cause disruption of the financial markets as securities that have been redenominated in euros are transferred back into that country's national currency, particularly if the withdrawing country is a major economic power. Such developments could have an adverse impact on a Fund's investments in Europe generally or in specific countries participating in EMU. Gains or losses resulting from the euro conversion may be taxable to Fund shareholders under foreign or, in certain limited circumstances, U.S. tax laws.

  When-Issued Securities and Forward Commitments. The Mercury Aggregate Bond Index Fund may purchase or sell securities that it is entitled to receive on a when-issued basis. The Mercury Aggregate Bond Index Fund may also purchase or sell securities through a forward commitment. These transactions involve the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Mercury Aggregate Bond Index Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction. The Mercury Aggregate Bond Index Fund has not established any limit on the percentage of its assets that may be committed in connection with these transactions.

When the Mercury Aggregate Bond Index Fund is purchasing securities in these transactions, the Fund maintains a segregated account with its custodian of cash, cash equivalents, U.S. Government securities or other liquid securities in an amount equal to the amount of its purchase commitments.

  There can be no assurance that a security purchased on a when-issued basis will be issued, or a security purchased or sold through a forward commitment will be delivered. The value of securities in these transactions on the delivery date may be more or less than the Fund's purchase price. The Mercury Aggregate Bond Index Fund may bear the risk of a decline in the value of the security in these transactions and may not benefit from an appreciation in the value of the security during the commitment period.

  Warrants. A warrant gives a Fund the right to buy a quantity of stock. The warrant specifies the amount of underlying stock, the purchase (or "exercise") price, and the date the warrant expires. A Fund has no obligation to exercise the warrant and buy the stock.

  A warrant has value only if the Fund exercises it before it expires. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

  Buying a warrant does not make the Fund a shareholder of the underlying stock. The warrant holder has no right to dividends or votes on the underlying stock. A warrant does not carry any right to assets of the issuer, and for this reason investments in warrants may be more speculative than other equity-based investments.

  Illiquid or Restricted Securities. Each Fund may invest up to 15% of its net assets in securities that lack an established secondary trading market or otherwise are considered illiquid. Liquidity of a security relates to the ability to dispose easily of the security and the price to be obtained upon disposition of the security, which may be less than would be obtained for a comparable more liquid security. Illiquid securities may trade at a discount from comparable, more liquid investments. Investment of a Fund's assets in illiquid securities may restrict the ability of a Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Fund's operations require cash, such as when the Fund redeems shares or pays dividends, and could result in the Fund borrowing to meet short-term cash requirements or incurring capital losses on the sale of illiquid investments.

  Each Fund may invest in securities that are "restricted securities." Restricted securities have contractual or legal restrictions on their resale and include "private placement" securities that a Fund may buy directly from the issuer. Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by a Fund or less than their fair market value.

  In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Certain of a Fund's investments in private placements may consist of direct investments and may include investments in smaller, less-seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in such securities, a Fund may obtain access to material nonpublic information which may restrict the Fund's ability to conduct portfolio transactions in such securities.

  144A Securities. Each Fund may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act of 1933, as amended (the "Securities Act"). The

Directors have determined to treat as liquid Rule 144A securities that are either freely tradeable in their primary markets offshore or have been determined to be liquid in accordance with the policies and procedures adopted by the Directors. The Directors have adopted guidelines and delegated to the Investment Adviser the daily function of determining and monitoring liquidity of restricted securities. The Directors, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will continue to develop, the Directors will carefully monitor each Fund's investments in these securities. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.

  Standby Commitment Agreements. The Mercury Aggregate Bond Index Fund may enter into standby commitment agreements. These agreements commit the Mercury Aggregate Bond Index Fund, for a stated period of time, to purchase a stated amount of fixed- income securities that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement the Mercury Aggregate Bond Index Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued. The Mercury Aggregate Bond Index Fund will enter into such agreements for the purpose of investing in the security underlying the commitment at a yield and price that is considered advantageous to the Fund. The Mercury Aggregate Bond Index Fund will not enter into a standby commitment with a remaining term in excess of 90 days and will limit its investment in such commitments so that the aggregate purchase price of securities subject to such commitments, together with the value of all other illiquid securities, will not exceed 15% of its net assets taken at the time of the commitment. The Mercury Aggregate Bond Index Fund will maintain a segregated account with its custodian of cash, cash equivalents, U.S. Government securities or other liquid securities in an aggregate amount equal to the purchase price of the securities underlying the commitment.

  There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Mercury Aggregate Bond Index Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

  The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security will thereafter be reflected in the calculation of the Mercury Aggregate Bond Index Fund's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

  Repurchase Agreements. Each Fund may invest in securities pursuant to repurchase agreements. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System, primary dealers in U.S. Government securities, or an affiliate thereof, or with other entities which the Investment Adviser otherwise deems to be credit worthy. Under such agreements, the counterparty agrees, upon entering into the contract, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This insulates the Fund from fluctuations in the market value of the underlying security during such period although, with respect to the Mercury International Index Fund, to the extent the repurchase agreement is not denominated in U.S. dollars, the Mercury International Index Fund's return may be affected by currency fluctuations. A Fund may not invest more than 15% of its net assets in repurchase agreements maturing in more than seven days (together with other illiquid securities). Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. A Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. In the event of a default under such a repurchase agreement, instead of the contractual fixed rate of return, the rate of return to the Fund shall be dependent upon intervening fluctuations of the market value of such security and the accrued interest on the security. In such event, the Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform.

  Securities Lending. Each Fund may lend securities with a value not exceeding 33 1/3% of its total assets. In return, a Fund receives collateral in an amount equal to at least 100% of the current market value of the loaned securities in cash or securities issued or guaranteed by the U.S. Government. If cash collateral is received by a Fund, it is invested in short-term money market securities, and a portion of the yield received in respect of such investment is retained by the Fund. Alternatively, if securities are delivered to a Fund as collateral, the Fund and the borrower negotiate a rate for the loan premium to be received by the Fund for lending its portfolio securities. In either event, the total yield on a Fund's portfolio is increased by loans of its portfolio securities. A Fund may receive a flat fee for its loans. The loans are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. A Fund may pay reasonable finder's, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, a Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent the value of the collateral falls below the market value of the borrowed securities.

  Borrowing and Leverage. The use of leverage by a Fund creates an opportunity for greater total return, but, at the same time, creates special risks. For example, leveraging may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund's portfolio. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for a Fund which can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay on the borrowings, the Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to a Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, the Investment Adviser in its best judgment nevertheless may determine to maintain a Fund's leveraged position if it expects that the benefits to the Fund's shareholders of maintaining the leveraged position will outweigh the current reduced return.

  Certain types of borrowings by a Fund may result in the Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede the Investment Adviser from managing a Fund's portfolio in accordance with the Fund's investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require a Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.

  A Fund at times may borrow from affiliates of the Investment Adviser, provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace.

Small Cap Companies

  An investment in the Mercury Small Cap Index Fund involves greater risk than is customarily associated with funds that invest in more established companies. The securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies or the market average in general. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. Because of these factors, the Mercury Small Cap Index Fund believes that its shares may be suitable for investment by persons who can invest without concern for current income and who are in a financial position to assume above-average investment risk in search of above-average long-term reward. It is not intended as a complete investment program but is designed for those long-term investors who are prepared to experience above-average fluctuations in net asset value.

  While the issuers in which the Mercury Small Cap Index Fund will primarily invest may offer greater opportunities for capital appreciation than large cap issuers, investments in smaller companies may involve greater risks and thus may be considered speculative. Full development of these companies and trends frequently takes time and, for this reason, the Mercury Small Cap Index Fund should be considered as a long-term investment and not as a vehicle for seeking short-term profits.

  The securities in which the Mercury Small Cap Index Fund invests will often be traded only in the over-the-counter market or on a regional securities exchange and may not be traded every day or in the volume typical of trading on a national securities exchange. As a result, the disposition by the Mercury Small Cap Index Fund of portfolio securities to meet redemptions or otherwise may require the Mercury Small Cap Index Fund to sell these securities at a discount from market prices or during periods when such disposition may not be desirable or to make many small sales over a lengthy period of time.

  Equity securities of specific small cap issuers may present different opportunities for long-term capital appreciation during varying portions of economic or securities markets cycles, as well as during varying stages of their business development. The market valuation of small cap issuers tends to fluctuate during economic or market cycles, presenting attractive investment opportunities at various points during these cycles.

  Smaller companies, due to the size and kinds of markets that they serve, may be less susceptible than large companies to intervention from the Federal government by means of price controls, regulations or litigation.

  Mortgage-Backed Securities. The Mercury Aggregate Bond Index Fund may invest in mortgage-backed securities. Mortgage-backed securities are "pass-through" securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Mercury Aggregate Bond Index Fund. The value of mortgage-backed securities, like that of traditional fixed-income securities, typically increases when interest rates fall and decreases when interest rates rise. However, mortgage-backed securities differ from traditional fixed-income securities because of their potential for prepayment without penalty. The price paid by the Mercury Aggregate Bond Index Fund for its mortgage-backed securities, the yield the Mercury Aggregate Bond Index Fund expects to receive from such securities and the average life of the securities are based on a number of factors, including the anticipated rate of prepayment of the underlying mortgages. In a period of declining interest rates, borrowers may prepay the underlying mortgages more quickly than anticipated, thereby reducing the yield to maturity and the average life of the mortgage-backed securities. Moreover, when the Mercury Aggregate Bond Index Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid. To the extent that the Mercury Aggregate Bond Index Fund purchases mortgage-backed securities at a premium, mortgage foreclosures and principal prepayments may result in a loss to the extent of the premium paid. If the Mercury Aggregate Bond Index Fund buys such securities at a discount, both scheduled payments of principal and unscheduled prepayments will increase current and total returns and will accelerate the recognition of income which, when distributed to shareholders, will be taxable as ordinary income. In a period of rising interest rates, prepayments of the underlying mortgages may occur at a slower than expected rate, resulting in maturity extensions. This particular risk may effectively change a security that was considered short or intermediate-term at the time of purchase into a long-term security. Since long-term securities generally fluctuate more widely in response to changes in interest rates than shorter-term securities, maturity extension risk could increase the inherent volatility of the Mercury Aggregate Bond Index Fund. See "Investment in Fixed-Income Securities" and "Illiquid Securities" above.

Portfolio Strategies Involving Options, Futures, Swaps, Indexed Instruments and Foreign Exchange Transactions

  Each Fund will also utilize options, futures, options on futures, swaps and other indexed instruments. Futures and options on futures may be employed to provide liquidity. Futures, options on futures, swaps and other indexed instruments may be employed as a proxy for a direct investment in securities underlying a Fund's index. In addition, the Mercury International Index Fund may engage in futures contracts on foreign currencies in connection with certain foreign securities transactions.

  The Investment Adviser will choose among the foregoing instruments based on its judgment of how best to meet each Fund's goal. In connection therewith, the Investment Adviser will assess such factors as current and anticipated securities prices, relative liquidity and price levels in the options, futures and swap markets compared to the securities markets, and the Funds' cash flow and cash management needs.

Indexed Securities

  The Funds may invest in securities the potential return of which is based on the change in particular measurements of value or rate (an "index"). As an illustration, a Fund may invest in a debt security that pays interest and returns principal based on the change in the value of a securities index or a basket of securities. If a Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index

Options on Securities and Securities Indices

  Purchasing Options. Each Fund is authorized to purchase put options on securities held in its portfolio or securities indices the performance of which is substantially replicated by securities held in its portfolio. When a Fund purchases a put option, in consideration for an up-front payment (the "option premium") the Fund acquires a right to sell to another party specified securities owned by the Fund at a specified price (the "exercise price") on or before a specified date (the "expiration date"), in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index declines below a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a put option limits a Fund's risk of loss in the event of a decline in the market value of the portfolio holdings underlying the put option prior to the option's expiration date. If the market value of the portfolio holdings associated with the put option increases rather than decreases, however, the Fund will lose the option premium and will consequently realize a lower return on the portfolio holdings than would have been realized without the purchase of the put.

  Each Fund is also authorized to purchase call options on securities it intends to purchase or securities indices the performance of which substantially replicates the performance of the types of securities it intends to purchase. When a Fund purchases a call option, in consideration for the option premium the Fund acquires the right to purchase from another party specified securities at the exercise price on or before the expiration date, in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index increases beyond a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a call option may protect the Fund from having to pay more for a security as a consequence of increases in the market value for the security during a period when the Fund is contemplating its purchase, in the case of an option on a security, or attempting to maintain exposure to an index prior to purchasing the underlying securities, in the case of an option on an index (an "anticipatory hedge"). In the event a Fund determines not to purchase a security underlying a call option, however, the Fund may lose the entire option premium.

  Each Fund is also authorized to purchase put or call options in connection with closing out put or call options it has previously sold.

  Writing Options. Each Fund is authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices, the performance of which is substantially replicated by securities held in its portfolio. When a Fund writes a call option, in return for an option premium the Fund gives another party the right to buy specified securities owned by the Fund at the exercise price on or before the expiration date, in the case of an option on securities, or agrees to pay to another party an amount based on any gain in a specified securities index beyond a specified level on or before the expiration date, in the case of an option on a securities index. In the event the party to which a Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is less than the exercise price, the Fund will partially offset any decline in the value of the underlying securities through the receipt of the option premium. By writing a call option, however, a Fund limits its ability to sell the underlying securities, and gives up the opportunity to profit from any increase in the value of the underlying securities beyond the exercise price, while the option remains outstanding.

  Each Fund may also write put options on securities or securities indices. When a Fund writes a put option, in return for an option premium the Fund gives another party the right to sell to the Fund a specified security at the exercise price on or before the expiration date, in the case of an option on a security, or agrees to pay to another party an amount based on any decline in a specified securities index below a specified level on or before the expiration date, in the case of an option on a securities index. In the event the party to which a Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is greater than the exercise price, the Fund will profit by the amount of the option premium. By writing a put option, however, a Fund will be obligated to purchase the underlying security at a price that may be higher than the market value of the security at the time of exercise as long as the put option is outstanding, in the case of an option on a security, or make a cash payment reflecting any decline in the index, in the case of an option on an index. Accordingly, when a Fund writes a put option it is exposed to a risk of loss in the event the value of the underlying securities falls below the exercise price, which loss potentially may substantially exceed the amount of option premium received by the Fund for writing the put option. A Fund will write a put option on a security or a securities index only if the Fund would be willing to purchase the security at the exercise price for investment purposes (in the case of an option on a security) or is writing the put in connection with trading strategies involving combinations of options--for example, the sale and purchase of options on the same security or index but different expiration dates or exercise prices (a technique called a "spread").

  Each Fund is also authorized to sell call or put options in connection with closing out call or put options it has previously purchased.

  Other than with respect to closing transactions, a Fund will only write call or put options that are "covered." A put option will be considered covered if a Fund has segregated assets with respect to such option in the manner described in "Risk Factors in Derivatives" below. A call option will be considered covered if a Fund owns the securities it would be required to deliver upon exercise of the option (or, in the case of option on a securities index, securities which substantially replicate the performance of such index) or owns a call option, warrant or convertible instrument which is immediately exercisable for, or convertible into, such security.

  Types of Options. Each Fund may engage in transactions in options on securities or securities indices on exchanges and in the over-the-counter ("OTC") markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and seller, but generally do not require the parties to post margin and are subject to greater risk of counterparty default. See "Additional Risk Factors of OTC Transactions" below.

Futures

  Each Fund may engage in transactions in futures and options thereon. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of a commodity at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract the Fund is required to deposit collateral ("margin") equal to a percentage (generally less than 10%) of the contract value with the Futures Commission Merchants (the "FCM") effecting the Fund's exchanges or in a third-party account with the Fund's Custodian. Each day thereafter until the futures position is closed, the Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. Whether the margin is deposited with the FCM or with the Custodian, the margin may be deemed to be in the FCM's custody, and, consequently, in the event of default due to the FCM's bankruptcy, the margin may be subject to pro rata treatment as the FCM's assets, which could result in potential losses to a Fund and its shareholders. Even if a transaction is profitable, a Fund may not get back the same assets which were deposited as margin or may receive payment in cash.

  The sale of a futures contract limits a Fund's risk of loss through a decline in the market value of portfolio holdings correlated with the futures contract prior to the future's contract's expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, a Fund will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.

  The purchase of a futures contract may protect a Fund from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Fund was attempting to identify specific securities in which to invest. In the event that such securities decline in value or the Fund determines not to complete an anticipatory hedge transaction relating to a futures contract, however, a Fund may realize a loss relating to the futures position.

  Each Fund will limit transactions in futures and options on futures to financial futures contracts (i.e., contracts for which the underlying commodity is a currency or securities or interest rate index) purchased or sold for hedging purposes (including anticipatory hedges). Each Fund will further limit transactions in futures and options on futures to the extent necessary to prevent the Fund from being deemed a "commodity pool" under regulations of the Commodity Futures Trading Commission. Each Fund will only engage in futures and options transactions from time to time. No Fund is under any obligation to use such transactions and may not do so.

  Foreign Exchange Transactions. The Mercury International Index Fund may engage in futures contracts on foreign currencies and foreign currency forward and spot transactions in connection with transactions or anticipated transactions in securities denominated in foreign currencies. The Mercury International Index Fund is not required to engage in futures contracts, and may not do so. Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. The Mercury International Index Fund will enter into foreign exchange transactions only for purposes of hedging either a specific transaction or a portfolio position. The Fund may enter into a foreign exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction at a future date or selling a currency in which the Fund has received or anticipates receiving a dividend or distribution.

Swaps

  Each Fund is authorized to enter into equity swap agreements, which are OTC contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of securities or equity index. Swap agreements may also be used to obtain exposure to a security or market without owning or taking physical custody of securities.

Risk Factors in Derivatives

  Use of derivatives for hedging purposes involves the risk of imperfect correlation in movements in the value of the derivatives and the value of the instruments being hedged. If the value of the derivatives moves more or less than the value of the hedged instruments, a Fund will experience a gain or loss that will not be completely offset by movements in the value of the hedged instruments.

  The Funds intend to enter into transactions involving derivatives only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under "Additional Risk Factors of OTC Transactions." However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a derivative or a Fund will otherwise be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position in a derivative without incurring substantial losses, if at all.

  Certain transactions in derivatives (e.g., futures transactions, sales of put options) may expose a Fund to potential losses which exceed the amount originally invested by the Fund in such instruments. When a Fund engages in such a transaction, the Fund will deposit in a segregated account at its custodian liquid securities with a value at least equal to the Fund's exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the Commission). Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit the Fund's exposure to loss.

Additional Risk Factors of OTC Transactions

  Certain derivatives traded in OTC markets, including indexed securities, swaps and OTC options may be substantially less liquid than other instruments in which a Fund may invest. The absence of liquidity may make it difficult or impossible for a Fund to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for a Fund to ascertain a market value for such instruments. A Fund will therefore acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Investment Adviser anticipates the Fund can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer's quotation may be used.

  Because derivatives traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that a Fund has unrealized gains in such instruments or has deposited collateral with its counterparty, the Fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. Each Fund will attempt to minimize the risk that a counterparty will become bankrupt or otherwise fail to honor its obligations by engaging in transactions in derivatives traded in OTC markets only with financial institutions which have substantial capital or which have provided the Fund with a third-party guaranty or other credit enhancement.

Additional Limitations on the Use of Derivatives

  The Funds may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.

Additional Information Concerning the Indices

  S&P 500. "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Corporation and the Trust. The Mercury S&P 500 Index Fund and the Master S&P 500 Index Series are not sponsored, endorsed, sold or promoted by S&P, a division of the McGraw Hill Companies, Inc. S&P makes no representation regarding the advisability of investing in the Fund or the Series. S&P makes no representation or warranty, express or implied, to the owners of shares of the Fund or the Series or any member of the public regarding the advisability of investing in securities generally or in the Fund or the Series particularly or the ability of the S&P 500 to track general stock market performance. S&P's only relationship to the Fund and the Series is the licensing of certain trademarks and trade names of S&P and of the S&P 500 which is determined, composed and calculated by S&P without regard to the Fund and the Series. S&P has no obligation to take the needs of the Fund and the Series or the owners of shares of the Fund and the Series into consideration in determining, composing or calculating the S&P 500. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund and the Series or the timing of the issuance of sale of shares of the Fund and the Series or in the determination or calculation of the equation by which the Fund and the Series is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund and the Series.

  S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein, and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Fund, the Series, owners of shares of the Fund and the Series, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

  Russell 2000. The Mercury Small Cap Index Fund and the Master Small Cap Index Series are not promoted, sponsored or endorsed by, not in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Mercury Small Cap Index Fund or the Master Small Cap Index Series nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

  Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000(R) Index. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Index.

  Frank Russell Company's publication of the Russell 2000(R) Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell 2000 is based. Frank Russell Company makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the Russell 2000 or any data included in the Russell 2000. Frank Russell Company makes no representation or warranty regarding the use, or the results of use, of the Russell 2000 or any data included therein, or any security (or combination thereof) comprising the Russell 2000. Frank Russell Company makes no other express or implied warranty, and expressly disclaims any warranty, or any kind, including, without means of limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Russell 2000 or any data or any security (or combination thereof) included therein.

  EAFE Index. The EAFE Index is the exclusive property of Morgan Stanley & Co. Incorporated ("Morgan Stanley"). The EAFE Index is a service mark of Morgan Stanley Group Inc. and has been licensed for use by the Investment Adviser and its affiliates.

  The Mercury International Index Fund and the Master International Index Series are not sponsored, endorsed, sold or promoted by Morgan Stanley. Morgan Stanley makes no representation or warranty, express or implied, to the owners of shares of the Mercury International Index Fund and the Master International Index Series or any member of the public regarding the advisability of investing in securities generally or in the Mercury International Index Fund and the Master International Index Series particularly or the ability of the EAFE Index to track general stock market performance. Morgan Stanley is the licensor of certain trademarks, service marks and trade names of Morgan Stanley and of the EAFE Index. Morgan Stanley has no obligation to take the needs of the Mercury International Index Fund and the Master International Index Series or the owners of shares of the Master International Index Fund and the Mercury International Index Series into consideration in determining, composing or calculating the EAFE Index. Morgan Stanley is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of shares of the Mercury International Index Fund and the Master International Index Series to be issued or in the determination or calculation of the equation by which the shares of the Mercury International Index Fund and the Master International Index Series are redeemable for cash. Morgan Stanley has no obligation or liability to owners of shares of the Mercury International Index Fund and the Master International Index Series in connection with the administration, marketing or trading of the Mercury International Index Fund and the Master International Index Series.

  Although Morgan Stanley shall obtain information for inclusion in or for use in the calculation of the EAFE Index from sources which Morgan Stanley considers reliable, Morgan Stanley does not guarantee the accuracy and/or the completeness of the EAFE Index or any data included therein. Morgan Stanley makes no warranty, express or implied, as to results to be obtained by licensee, licensee's customers and counterparties, owners of shares of the Mercury International Index Fund and the Master International Index Series, or any other person or entity from the use of the EAFE Index or any data included therein in connection with the rights licensed hereunder or for any other use. Morgan Stanley makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the EAFE Index or any data included therein. Without limiting any of the foregoing, in no event shall Morgan Stanley have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Investment Restrictions

  The Corporation has adopted the following restrictions and policies relating to the investment of each Fund's assets and activities, which are fundamental policies and may not be changed with respect to a Fund without the approval of the holders of a majority of the Fund's outstanding voting securities (which for this purpose and under the Investment Company Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). Provided that none of the following restrictions shall prevent a Fund from investing all of its assets in shares of another registered investment company with the same investment objective (in a master/feeder structure), each Fund may not:

    1. Make any investment inconsistent with the Fund's classification as a non-diversified company under the Investment Company Act.

    2. Invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities); provided, that in replicating the weighting of a particular industry in its target index, a Fund may invest more than 25% of its total assets in securities of issuers in that industry.

    3. Make investments for the purpose of exercising control or management.

    4. Purchase or sell real estate, except that, to the extent permitted by law, a Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

    5. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that a Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Fund's Registration Statement, as it may be amended from time to time.

    6. Issue senior securities to the extent such issuance would violate applicable law.

    7. Borrow money, except that (i) a Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) a Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) a Fund may obtain such short term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) a Fund may purchase securities on margin to the extent permitted by applicable law. A Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund's investment policies as set forth in its Registration Statement, as it may be amended from time to time, in connection with hedging transactions, short sales, when issued and forward commitment transactions and similar investment strategies.

    8. Underwrite securities of other issuers except insofar as a Fund technically may be deemed an underwriter under the Securities Act in selling portfolio securities.

    9. Purchase or sell commodities or contracts on commodities, except to the extent that a Fund may do so in accordance with applicable law and the Fund's Registration Statement, as it may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

  In addition, although each Fund is classified as a non-diversified fund under the Investment Company Act and is not subject to the diversification requirements of the Investment Company Act, each Fund is required to comply with certain requirements under the Internal Revenue Code of 1986, as amended (the "Code"). To ensure that the Funds satisfy these requirements, the Declaration of Trust requires that each Series be managed in compliance with the Code requirements as though such requirements were applicable to the Series. These requirements include limiting its investments so that at the close of each quarter of the taxable year (i) not more than 25% of the market value of a Fund's total assets are invested in the securities of a single issuer, or any two or more issuers which are controlled by the Fund and engaged in the same, similar or related businesses, and (ii) with respect to 50% of the market value of its total assets, not more that 5% of the market value of its total assets are invested in securities of a single issuer, and the Fund does not own more than 10% of the outstanding voting securities of a single issuer. The U.S. Government, its agencies and instrumentalities are not included within the definition of "issuer" for purposes of the diversification requirements of the Code. These requirements will be satisfied at the Series level and not at the level of the Funds based upon a ruling received from the Internal Revenue Service ("IRS") which entitles the Funds to "look through" the shares of the Series to the underlying investments of the Series for purposes of these diversification requirements.

  The Trust has adopted investment restrictions substantially identical to the foregoing, which are fundamental policies of the Trust and may not be changed with respect to any Series without the approval of the holders of a majority of the interests of the Series.

  In addition, the Corporation has adopted non-fundamental restrictions that may be changed by the Directors without shareholder approval. Like the fundamental restrictions, none of the non-fundamental restrictions, including but not limited to restriction (a) below, shall prevent a Fund from investing all of its assets in shares of another registered investment company with the same investment objective (in a master/feeder structure). Under the non-fundamental investment restrictions, a Fund may not:

    (a) Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law. As a matter of policy, however, a Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on
  Section 12(d)(1)(F) or (G) (the "fund of funds" provisions) of the Investment Company Act, at any time the Fund's shares are owned by another investment company that is part of the same group of investment companies as the Fund.

    (b) Invest in securities that cannot be readily resold because of legal or contractual restrictions or that cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its net assets would be invested in such securities. This restriction shall not apply to securities that mature within seven days or securities that the Directors have otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the Securities Act (which are restricted securities that can be resold to qualified institutional buyers, but not to the general public) and determined to be liquid by the Directors are not subject to the limitations set forth in this investment restriction.

    (c) Make any additional investments if the amount of its borrowings exceeds 5% of its total assets. Borrowings do not include the use of investment techniques that may be deemed to create leverage, including, but not limited to, such techniques as dollar rolls, when-issued securities, options and futures.

  If a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

  The Trust has adopted investment restrictions substantially identical to the foregoing, which are nonfundamental policies of the Trust and may be changed with respect to any Series by the Trustees.

  The staff of the Commission has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Corporation and Trust have adopted an investment policy pursuant to which no Series nor Fund will purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transaction, the sum of the market value of OTC options currently outstanding which are held by such Fund or Series, the market value of the underlying securities covered by OTC call options currently outstanding which were sold by the Fund or Series and margin deposits on the Fund or Series's existing OTC options on futures contracts exceeds 15% of the net assets of the Fund or Series taken at market value, together with all other assets of such Fund or Series which are illiquid or are not otherwise readily marketable. However, if the OTC option is sold by a Fund or Series to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if a Fund or Series has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund or Series will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying securities minus the option's strike price). The repurchase price with the primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option, plus the amount by which the option is "in-the-money." This policy as to OTC options is not a fundamental policy of any Fund or Series and may be amended by the Trustees or the Directors without the approval of the shareholders. However, the Directors or Trustees will not change or modify this policy prior to the change or modification by the Commission staff of its position.

  Portfolio securities of each Fund's underlying Series generally may not be purchased from, sold or loaned to the Investment Adviser or its affiliates or any of their directors, general partners, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the Investment Company Act.

  Because of the affiliation of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") with FAM, the Funds and Series are prohibited from engaging in certain transactions involving Merrill Lynch, or its affiliates except for brokerage transactions permitted under the Investment Company Act involving only usual and customary commissions or transactions pursuant to an exemptive order under the Investment Company Act. See "Portfolio Transactions and Brokerage." Rule 10f-3 under the Investment Company Act sets forth the conditions under which a Fund and a Series may purchase from an underwriting syndicate in which Merrill Lynch is a member. Otherwise, the Funds and Series are prohibited from engaging in portfolio transactions with Merrill Lynch or its affiliates acting as principal without an exemptive order.

Portfolio Turnover

  Although each Fund will use a passive, indexing approach to investing, each Fund may engage in a substantial number of portfolio transactions. The rate of portfolio turnover will be a limiting factor when the Investment Adviser considers whether to purchase or sell securities for a Fund only to the extent that the Investment Adviser will consider the impact of transaction costs on a Fund's tracking error. Changes in the securities comprising a Fund's index will tend to increase that Fund's portfolio turnover rate, as the Investment Adviser restructures the Fund's holdings to reflect the changes in the index. The portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund's purchases or sales of securities by the average net asset value of the Fund. High portfolio turnover involves correspondingly greater brokerage commissions for a Fund investing in equity securities and other transaction costs which are borne directly by a Fund. A high portfolio turnover rate may also result in the realization of taxable capital gains, including short-term capital gains taxable at ordinary income rates.

                            MANAGEMENT OF THE FUNDS

Directors and Officers

  The Directors consist of eight individuals, six of whom are not "interested persons" of the Corporation as defined in the Investment Company Act (the "non-interested Directors"). The same individuals serve as Trustees of the Trust. The Directors are responsible for the overall supervision of the operations of each Fund and perform the various duties imposed on the directors of investment companies by the Investment Company Act.

  Information about the Directors, executive officers and portfolio managers of the Corporation, their ages and their principal occupations for at least the last five years are set forth below. Unless otherwise noted, the address of the portfolio's managers, of each executive officer and Director is P.O. Box 9011, Princeton, New Jersey 08543-9011.

  Terry K. Glenn (59)--President and Director(1)(2)--Executive Vice President of FAM and certain of its affiliates (which terms as used herein include their corporate predecessors) since 1983; Executive Vice President and Director of Princeton Services, Inc. ("Princeton Services") since 1993; President of Princeton Funds Distributor, Inc. ("PFD") since 1986 and Director thereof since 1991; President of Princeton Administrators since 1988.

  M. Colyer Crum (67)--Director(2)(3)--104 Westcliff Road, Weston, Massachusetts 02193. Currently James R. Williston Professor of Investment Management Emeritus, Harvard Business School; James R. Williston Professor of Investment Management, Harvard Business School from 1971 to 1996; Director of Cambridge Bancorp.

  Laurie Simon Hodrick (37)--Director(2)(3)--809 Uris Hall, 3022 Broadway, New York, New York 10027. Professor of Finance and Economics, Graduate School of Business, Columbia University since 1998; Associate Professor of Finance and Economics, Graduate School of Business, Columbia University from 1996 to 1998; Associate Professor of Finance, J.L. Kellogg Graduate School of Management, Northwestern University from 1992 to 1996.

  Jack B. Sunderland (71)--Director(2)--P.O. Box 7, West Cornwall, Connecticut 06796. President and Director of American Independent Oil Company, Inc. (energy company) since 1987; Member of Council on Foreign Relations since 1971.

  Stephen B. Swensrud (66)--Director(2)--24 Federal Street, Suite 400, Boston, Massachusetts 02110. Chairman of Fernwood Advisors (investment adviser) since 1996; Principal of Fernwood Associates (financial consultant) since 1975.

  J. Thomas Touchton (61)--Director(2)--Suite 3405, One Tampa City Center, 201 North Franklin Street, Tampa, Florida 33602. Managing Partner of The Witt Touchton Company and its predecessor The Witt Co. (private investment partnership) since 1972; Trustee Emeritus of Washington and Lee University; Director of TECO Energy Inc. (electric utility holding company).

  Fred G. Weiss (58)--Director(2)(3)--16450 Maddalena Place, Delray Beach, Florida 33446. Director of Watson Pharmaceutical, Inc. since 2000; Director of Parkinsons Advocacy Network since 1999; Managing Director of FGW Associates since 1997; Vice President of Planning Investment and Development of Warner Lambert Co. from 1979 to 1997.

  Arthur Zeikel (67)--Director(2)(3)--Chairman of the Manager and FAM from 1997 to 1999 and President thereof from 1977 to 1997; Director thereof from 1993 to 1999 and President thereof from 1993 to 1997; Executive Vice President of Merrill Lynch & Co., Inc. ("ML & Co.") from 1990 to 1999.

  Robert C. Doll (45)--Senior Vice President(1)(2)--Senior Vice President of FAM and certain of its affiliates since 1999; Senior Vice President of Princeton Services since 1999; Chief Investment Officer of Oppenheimer Funds, Inc. in 1999 and Executive Vice President thereof from 1991 to 1999.

  Phillip Green (36)--Senior Vice President(1)(2)--Senior Vice President of FAM and certain of its affiliates since 1999; Managing Director and Portfolio Manager of Global Institutional Services at Bankers Trust from 1997 to 1999; Vice President of Quantitative Equities at Bankers Trust in 1996; Vice President of Asset Allocations Strategies at Bankers Trust from 1994 to 1996; Vice President of Foreign Exchange and Currency Overlay Strategies at Bankers Trust from 1988 to 1999; Assistant Treasurer of Asset Management Group at Bankers Trust from 1985 to 1988.

  Joseph T. Monagle, Jr. (51)--Senior Vice President(1)(2)--Senior Vice President of FAM and certain of its affiliates since 1990; Department Head of the Global Fixed Income Division of FAM and certain of its affiliates since 1997; Senior Vice President of Princeton Services since 1993.

  Christopher G. Ayoub (44)--Senior Vice President and Co-Portfolio Manager of the Mercury Aggregate Bond Index Fund(1)(2)--First Vice President of FAM and certain of its affiliates since 1998; Vice President of FAM and certain of its affiliates from 1985 to 1998.

  Dean D'Onofrio (41)--Senior Vice President(1)(2)-- Managing Director and Head of Quantitative Advisors since 1999; Managing Director in Corporate Institutional Client Group from 1997 through 1999; Managing Director of Bankers Trust from 1981 to 1996; Analyst of Quantitative Investments Group of Bankers

Trust from 1981 to 1982; Portfolio Manager of Quantitative Investments Group of Bankers Trust from 1983 to 1984; Head of Qualitative Investments Group of Bankers Trust from 1985 to 1989; Head of U.S. Equity Derivatives Marketing Group of Bankers Trust from 1990 to 1993; Head of Hedge Funds and Arbitrage Trading Group of Bankers Trust from 1994 to 1996.

  Jeffrey B. Hewson (48)--Vice President and Co-Portfolio Manager of the Mercury Aggregate Bond Index Fund(1)(2)--Director (Global Fixed Income) of FAM and certain of its affiliates since 1998; Vice President of FAM and certain of its affiliates from 1989 to 1998; Portfolio Manager of FAM and certain of its affiliates since 1985.

  Gregory Mark Maunz (47)--Senior Vice President and Co-Portfolio Manager of the Mercury Aggregate Bond Index Fund(1)(2)--First Vice President of FAM and certain of its affiliates since 1997; Vice President of the FAM and certain of its affiliates from 1985 to 1997; Portfolio Manager of FAM and certain of its affiliates since 1984.

  Eric S. Mitofsky (45)--Senior Vice President and Portfolio Manager of the Mercury S&P 500 Index Fund and Mercury Small Cap Index Fund(1)(2)--First Vice President of FAM and certain of its affiliates since 1997; Vice President of FAM and certain of its affiliates from 1992 to 1997.

  Frank Salerno (40)--Senior Vice President(1)(2)--First Vice President of FAM and certain of its affiliates since 1999; Managing Director and Chief Investment Officer of Structured Investments at Bankers Trust from 1995 to 1999; Managing Director and head of Structured Investments at Bankers Trust from 1993 to 1995; Domestic Head of Structured Investments at Bankers Trust from 1991 to 1993; Assistant Vice President of Structured Investments at Bankers Trust from 1985 to 1991.

  Richard Vella (42)--Senior Vice President and Portfolio Manager of the Mercury International Index Fund(1)(2)--First Vice President of FAM and certain of its affiliates since 1999; Managing Director of Global Index Funds of Bankers Trust from 1997 to 1999; Managing Director of International Index Funds of Bankers Trust from 1995 to 1999; Vice President of International Index Funds of Bankers Trust from 1990 to 1995; Assistant Vice President of International Index Funds of Bankers Trust from 1987 to 1990; Assistant Treasurer of Bankers Trust from 1985 to 1986.

  Donald C. Burke (39)--Vice President and Treasurer(1)(2)--Senior Vice President and Treasurer of FAM and certain of its affiliates since 1999; Senior Vice President and Treasurer of Princeton Services since 1999; Vice President of PFD since 1999; First Vice President of FAM and certain of its affiliates from 1997 to 1999; Director of Taxation of FAM and certain of its affiliates since 1990; Vice President of FAM and certain of its affiliates from 1990 to 1997.

  Ira P. Shapiro (37)--Secretary(1)(2)--First Vice President of FAM and certain of its affiliates since 1998; Director (Legal Advisory) of FAM and certain of its affiliates from 1997 to 1998; Vice President of FAM and certain of its affiliates from 1996 to 1997; Attorney with FAM and certain of its affiliates from 1993 to 1997.


----------
(1) Interested person, as defined in the Investment Company Act, of the Corporation.

(2) Such Director or officer is a director, trustee or officer of other investment companies for which FAM or its affiliates act as investment adviser.

(3) Became Director on March 30, 2000.

  As of June 1, 2000, the officers and Directors as a group (twenty persons) owned an aggregate of less than 1% of the outstanding shares of Common Stock of ML & Co. and owned an aggregate of less than 1% of the outstanding shares of any of the Funds.

Compensation of Directors/Trustees

  The Trust expects to pay each individual who serves as a Director/Trustee not affiliated with FAM or an affiliate of FAM (each a "non-affiliated Director/Trustee") for services to all funds that invest in the Trust and all series of the Trust a fee of $5,000 per year plus $500 per Board meeting attended, together with such individual's actual out-of-pocket expenses relating to attendance at meetings. The Trust also expects to compensate members of the Audit and Nominating Committee (the "Committee"), which consists of all of the non-affiliated Directors/Trustees of the funds and the series, with a fee of $1,000 per year for services to all funds that invest in the Trust and all series of the Trust. Through investment in the Trust, the Corporation pays its pro rata share of the fees paid by the Trust to non-affiliated Directors/Trustees.

  The following table sets forth the aggregate compensation the Trust paid to the non-affiliated Directors/Trustees for the fiscal year ended December 31, 1999 and the total compensation paid to non-affiliated Directors/Trustees by all registered investment companies advised by FAM and its affiliates ("FAM and Affiliates-Advised Funds") for the calendar year ended December 31, 1999.

                                                             Total Compensation
                                              Pension or         from Trust
                                              Retirement         and FAM and
                               Aggregate   Benefits Accrued  Affiliates Advised
                              Compensation as Part of Trust     Funds Paid to
   Name of Director/Trustee    From Trust      Expenses     Directors/Trustees(1)
   ------------------------   ------------ ---------------- ---------------------
   Jack B. Sunderland......      $8,000          None             $137,100
   Stephen B. Swensrud.....      $8,000          None             $199,083
   J. Thomas Touchton......      $8,000          None             $137,100

----------

(1) The Directors/Trustees serve on the boards of FAM and Affiliates-Advised Funds as follows: Mr. Sunderland (21 registered investment companies consisting of 46 portfolios); Mr. Swensrud (26 registered investment companies consisting of 72 portfolios); Mr. Touchton (21 registered investment companies consisting of 40 portfolios).

Administration Arrangements

  The Corporation on behalf of the Funds has entered into an administration agreement with Mercury Asset Management US, a division of FAM (the "Administrator") (the "Administration Agreement"). As discussed in the Prospectus, the Administrator receives for its services to the Funds monthly compensation at the annual rates of the average daily net assets of each Fund as follows:

   Name of Fund                                               Administration Fee
   ------------                                               ------------------
   Mercury S&P 500 Index Fund................................       0.245%
   Mercury Small Cap Index Fund..............................       0.29 %
   Mercury Aggregate Bond Index Fund.........................       0.19 %
   Mercury International Index Fund..........................       0.34 %

See "Management and Advisory Arrangements" below for a discussion of certain fee arrangements by the Investment Adviser and the Administrator.

  The Administration Agreement obligates the Administrator to provide certain management and administrative services to the Corporation and the Funds and to pay, or cause its affiliate to pay, for maintaining its staff and personnel necessary to perform its obligations under the Administration Agreement and to provide office space, facilities and necessary personnel for the Corporation. The Administrator is also obligated to pay, or cause its affiliate to pay, the compensation of those officers and Directors/Trustees who are affiliated persons of the Administrator or any of its affiliates. The Corporation pays, or causes to be paid, all other expenses incurred in the operation of the Corporation and the Funds (except to the extent paid by Mercury Funds Distributor, a division of Princeton Funds Distributor, Inc. ("MFD" or the "Distributor")), including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, shareholder reports and prospectuses and statements of additional information, charges of the custodian, any sub-custodian and Financial Data Services, Inc. (the "Transfer Agent"), expenses of portfolio transactions, expenses of redemption of shares, Commission fees, expenses of registering the shares under Federal, state or foreign laws, fees and actual out-of-pocket expenses of Directors who are not affiliated persons of the Administrator, or of an affiliate of the Administrator, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Corporation or a

Fund. The Distributor will pay certain of the expenses of each Fund incurred in connection with the continuous offering of its shares. Accounting services are provided to the Corporation and the Funds by the Administrator, and the Corporation reimburses the Administrator for its costs in connection with such services.

  Duration and Termination. Unless earlier terminated as described below, the Administration Agreement will remain in effect for two years from its effective date. Thereafter it will remain in effect from year to year with respect to each Fund if approved annually (a) by the Directors and (b) by a majority of the Directors who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contract is not assignable and will automatically terminate in the event of its assignment. In addition, such contract may be terminated with respect to one or more Funds by the Directors or with respect to a Fund by the vote of a majority of the outstanding voting securities of such Fund, or by the Administrator, without penalty on 60 days' written notice to the other party.

Management and Advisory Arrangements

  Management Services. Each Fund invests all of its assets in shares of the corresponding Series of the Trust. Accordingly, the Funds do not invest directly in portfolio securities and do not require investment advisory services. All portfolio management occurs at the level of the Trust. The Trust, on behalf of, among others, each Series, has entered into an amended and restated management agreement with the Investment Adviser (the "Management Agreement"). The Investment Adviser provides the Trust and its Series with investment advisory and management services. Subject to the supervision of the Board of Trustees, the Investment Adviser is responsible for the actual management of each Series' portfolio and constantly reviews the Series' holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser. The Investment Adviser performs certain of the other administrative services and provides all the office space, facilities, equipment and necessary personnel for management of the Series.

  Securities held by the Series of the Trust may also be held by, or be appropriate investments for, other funds or investment advisory clients for which the Investment Adviser or its affiliates act as an adviser. Because of different objectives or other factors, a particular security may be bought for one or more clients of the Investment Adviser or an affiliate when one or more clients of the Investment Adviser or an affiliate are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve a Series or other clients or funds for which the Investment Adviser or an affiliate acts as manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser or an affiliate during the same period may increase the demand for securities being purchased or the supply of securities being sold there may be an adverse effect on price.

  As discussed in the Prospectus, the Investment Adviser receives, for its services to the Series, monthly compensation at the annual rates of the average daily net assets of each Series: (i) without taking account of certain voluntary fee waivers as set forth in the "Contractual Management Fee" column, and (ii) after taking account of certain voluntary fee waivers agreed to by the Investment Adviser as set forth in the "Management Fee Net of Fee Waiver" column, in each case, as follows:

                                                        Contractual Management
                                                        Management  Fee Net of
Name of Series                                              Fee     Fee Waiver
--------------                                          ----------- ----------
Master S&P 500 Index Series............................    0.05%      0.005%
Master Small Cap Index Series..........................    0.08%       0.01%
Master Aggregate Bond Index Series.....................    0.06%       0.01%
Master International (Capitalization Weighted) Index
 Series................................................    0.01%       0.01%

  Payment of Series Expenses. The Management Agreement obligates the Investment Adviser to provide investment advisory services and to pay all compensation of and furnish office space for officers and employees of the Trust connected with investment and economic research, trading and investment management of the Trust, as well as the fees of all Trustees who are affiliated persons of the Investment Adviser or any of its affiliates. The Trust pays, or causes to be paid, all other expenses incurred in the operation of the Trust and the Series (except to the extent paid by the Distributor), including, among other things: taxes, expenses for legal and auditing services, costs of printing proxies, stock certificates (if any), shareholder reports, copies of the Registration Statements, charges of the custodian and sub-custodian and Transfer Agent, expenses of portfolio transactions, expenses of redemption of shares, Commission fees, expenses of registering the shares under Federal, state or foreign laws, fees and expenses of non-interested Trustees, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Trust or a Series. Accounting services are provided to the Trust and the Series by the Investment Adviser, and the Trust reimburses the Investment Adviser for its costs in connection with such services. The Distributor will pay certain promotional expenses of the Series incurred in connection with the continuous offering of shares of each of the Series. Certain expenses will be financed by a Series pursuant to account maintenance plans in compliance with Rule 12b-1 under the Investment Company Act. See "Purchase of Shares--Account Maintenance Plan."

  Organization of the Investment Adviser. Mercury Asset Management US, a division of FAM, is located at 800 Scudders Mill Road, Plainsboro, NJ 08536. FAM is a limited partnership, the partners of which are ML & Co., a financial services holding company and the parent of Merrill Lynch, and Princeton Services. ML & Co. and Princeton Services are "controlling persons" of FAM as defined under the Investment Company Act because of their ownership of its voting securities or their power to exercise a controlling influence over its management or policies.

  Duration and Termination. Unless earlier terminated as described below, the Management Agreement will continue in effect for two years from its effective date. Thereafter, it will remain in effect from year to year with respect to each Series if approved annually (a) by the Board of Trustees of the Trust or with respect to any Series by the vote of a majority of the outstanding voting securities of such Series and (b) by a majority of the Trustees who are not parties to the Management Agreement or interested persons (as defined in the Investment Company Act) of any such party. The Management Agreement is not assignable and will automatically terminate in the event of its assignment. In addition, such contract may be terminated with respect to a Series by the vote of a majority of the outstanding voting securities of such series, or by the Investment Adviser, without penalty on 60 days' written notice.

  Transfer Agency Services. Financial Data Services, Inc. (the "Transfer Agent"), an affiliate of FAM, acts as the Corporation's transfer agent pursuant to a Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement (the "Transfer Agency Agreement"). Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee for each shareholder account and reimburses it for out-of-pocket expenses. The fee ranges from $11.00 to $20.00 per account (depending on the level of services required) but is set at 0.10% for certain accounts that participate in certain fee based programs. For purposes of the Transfer Agency Agreement, the term "account" includes any shareholder account.

  Distribution Expenses. The Corporation, on behalf of each Fund, has entered into a distribution agreement with the Distributor with respect to each class of Fund shares in connection with the continuous offering of such class of shares of each Fund (each a "Distribution Agreement"). Each Distribution Agreement obligates the Distributor to pay certain expenses in connection with the offering of the applicable class of shares of the Funds. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor pays for the printing and distribution of copies thereof used in connection with the offering to dealers and investors. The Distributor also pays for other supplementary sales literature and advertising costs. Each Distribution Agreement is subject to the same renewal requirements and termination provisions as the Management Agreement described above.

Code of Ethics

  The Board of Directors of the Corporation has adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act which incorporates the Code of Ethics of the Corporation and of the Investment Adviser (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Investment Adviser and, as described below, impose additional, more onerous, restrictions on fund investment personnel.

  The Codes require that all employees of the Investment Adviser pre-clear any personal securities investment (with limited exceptions, such as government securities). The pre-clearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Investment Adviser include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security that at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Investment Adviser. Furthermore, the Codes provide for trading "blackout periods" which prohibit trading by investment personnel of the Corporation within periods of trading by the Funds in the same (or equivalent) security (15 or 30 days depending upon the transaction).

                              PURCHASE OF SHARES

  Reference is made to "Account Choices--How to Buy, Sell, Transfer and Exchange Shares" in the Prospectus for certain information as to the purchase of Fund shares.

  Shares. Each Fund offers two classes of shares, Class I shares and Class A shares. Each Class I and Class A share of the Fund represents an identical interest in the investment portfolio of the Fund and has the same rights, subject to the following differences. Class I shares of each Fund are offered at a price equal to the next determined net asset value per share without the imposition of any front-end or deferred sales charge, and are not subject to any ongoing account maintenance or distribution fee. Distribution of Class I shares of each Fund is limited to certain eligible investors. Class A shares of each Fund are offered at a price equal to the next determined net asset value per share without the imposition of any front-end or deferred sales charge and are not subject to any ongoing distribution fee, but are subject to an ongoing account maintenance fee at an annual rate of 0.25% of average daily net assets. Class A shares of each Fund have exclusive voting rights with respect to the Rule 12b-1 distribution plan adopted with respect to Class A shares of that particular Fund pursuant to which the ongoing account maintenance fee is charged. Each class has different exchange privileges. See "Shareholder Services--Exchange Privilege." Each class is subject to a redemption fee for shares held less than ninety days. Each Fund charges a different redemption fee. See "Redemption of Shares."

  Distribution Services. MFD, an affiliate of the Investment Adviser and of Merrill Lynch, with offices at 800 Scudders Mill Road, Plainsboro, New Jersey 08536 (mailing address: P.O. Box 9081, Princeton, New Jersey 08543-9081) acts as Distributor for the Funds. Reference is made to "Management of the Funds-- Management and Advisory Arrangements--Distribution Expenses."


  Each Fund or the Distributor may suspend the continuous offering of a Fund's shares of any class at any time in response to conditions in the securities markets or otherwise and may thereafter resume such offering from time to time. Any order may be rejected by a Fund or the Distributor. Neither the Distributor nor the dealers are permitted to withhold placing orders to benefit themselves by a price change. Certain securities dealers may charge a fee to process a sale of shares. For example, the fee charged by Merrill Lynch, Pierce, Fenner & Smith Incorporated is currently $5.35. Purchases made directly through the Transfer Agent are not subject to a processing fee.

  Investors eligible to purchase Class I shares should purchase Class I shares rather than Class A shares because there is an account maintenance fee imposed on Class A shares.

  Eligible Class I Investors. Class I shares are offered to a limited group of investors and also will be issued upon reinvestment of dividends on outstanding Class I shares. Investors that currently own Class I shares of a Fund in a shareholder account are entitled to purchase additional Class I shares of the Fund in that account. Certain employer sponsored retirement or savings plans, including eligible 401(k) plans, may purchase Class I shares at net asset value provided such plans meet the required minimum number of eligible employees or required amount of assets advised by the Investment Adviser or any of its affiliates. Also eligible to purchase Class I shares at net asset value are participants in certain investment programs including certain managed accounts for which a trust institution, thrift, or bank trust department provides discretionary trustee services, certain collective investment trusts for which a trust institution, thrift, or bank trust department serves as trustee, certain purchases made in connection with certain fee-based programs and certain purchases made through certain financial advisers that meet and adhere to standards established by the Investment Adviser. In addition, Class I shares are offered at net asset value to ML & Co. and its subsidiaries and their directors and employees, to members of the Boards of FAM and Affiliates-Advised investment companies, including the Corporation, and to employees or customers of certain selected dealers. Class I shares may also be offered at net asset value to certain accounts over which the Investment Adviser or an affiliate exercises investment discretion.

Account Maintenance Plan

  Reference is made to "Account Choices--Pricing of Shares" in the Prospectus for certain information with respect to the account maintenance plan for Class A shares pursuant to Rule 12b-1 under the Investment Company Act of the Fund (the "Account Maintenance Plan") with respect to the account maintenance paid by the Fund to the Distributor with respect to Class A shares.

  The Account Maintenance Plan for Class A shares provides that the Funds pay the Distributor an account maintenance fee relating to Class A shares accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of the Fund attributable to Class A shares in order to compensate the Distributor and selected dealers (pursuant to sub-agreements) in connection with account maintenance activities.

  The payments under the Account Maintenance Plan are subject to the provisions of Rule 12b-1 under the Investment Company Act, and are based on a percentage of average daily net assets attributable to Class A shares regardless of the amount of expenses incurred. Information with respect to the account maintenance-related expenses is presented to the Directors for their consideration in connection with their deliberations as to the continuance of the Class A Account Maintenance Plan.

  The Funds have no obligation with respect to account maintenance-related expenses incurred by the Distributor and selected dealers in connection with the Class A shares, and there is no assurance that the Directors of the Corporation will approve the continuance of the Account Maintenance Plan from year to year. However, the Distributor intends to seek annual continuation of the Account Maintenance Plan. In their review of the Account Maintenance Plan, the Directors will be asked to take into consideration expenses incurred in connection with the account maintenance of Class A shares. The account maintenance fee received with respect to one class will not be used to subsidize the sale of shares of another class.

  In their consideration of the Account Maintenance Plan, the Directors must consider all factors they deem relevant, including information as to the benefits of the Account Maintenance Plan to each Fund and each related class of shareholders. The Account Maintenance Plan further provides that, so long as the Account Maintenance Plan remains in effect, the selection and nomination of non-interested Directors shall be committed to the discretion of the non-interested Directors then in office. In approving the Account Maintenance Plan in accordance with Rule 12b-1, the non-interested Directors concluded that there is reasonable likelihood that the Account Maintenance Plan will benefit each Fund and its related class of shareholders. The Account Maintenance Plan can be terminated, with respect to any or all of the Funds without penalty, by the vote of a majority of the non-interested Directors or by the vote of the holders of a majority of the outstanding Class A voting securities of the applicable Fund or Funds. The Account Maintenance Plan cannot be amended to increase materially the amount to be spent by a Fund without the approval of the Class A shareholders of the applicable Fund, and all material amendments are required to be approved by the vote of Directors, including a majority of the non-interested Directors who have no direct or indirect financial interest in the Account Maintenance Plan, cast in person at a meeting called for that purpose. Rule 12b-1 further requires that each Fund preserve copies of the Account Maintenance Plan and any report made pursuant to such plan for a period of not less than six years from the date of the Account Maintenance Plan or such report, the first two years in an easily accessible place.

                             REDEMPTION OF SHARES

  Reference is made to "Account Choices--How to Buy, Sell, Transfer and Exchange Shares" in the Prospectus.

  Each Fund is required to redeem for cash all shares of the Fund upon receipt of a written request in proper form. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption, minus any applicable redemption fee. There will be no charge for redemption if the redemption request is sent directly to the Transfer Agent. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption.

  Because of the high cost of maintaining smaller shareholder accounts, the Funds may redeem the shares in your account if the net asset value of your account falls below $500 due to redemptions you have made. You will be notified that the value of your account is less than $500 before the Funds make an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least $500 before the Funds take any action. This involuntary redemption does not apply to retirement plans or Uniform Gifts or Transfers to Minors Act accounts ("UGMA/UTMA accounts").

  The right to redeem shares or to receive payment with respect to any such redemption may be suspended for more than seven days only for periods during which trading on the NYSE is restricted as determined by the Commission or during which the NYSE is closed (other than customary weekend and holiday closings), for any period during which an emergency exists, as defined by the Commission, as a result of which disposal of portfolio securities or determination of the net asset value of a Fund is not reasonably practicable, and for such other periods as the Commission may by order permit for the protection of shareholders of the Funds.

  The value of shares at the time of redemption may be more or less than the shareholder's cost, depending in part on the market value of the securities held by a Fund at such time.

Redemption

  A shareholder wishing to redeem shares held with the Transfer Agent may do so by tendering the shares directly to the appropriate Fund's Transfer Agent, Financial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida 32232-5289. Redemption requests delivered other than by mail should be delivered to Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Proper notice of redemption in the case of shares deposited with the Transfer Agent may be accomplished by a written letter requesting redemption. Redemption requests should not be sent to the Corporation. The redemption request in either event requires the signature(s) of all persons in whose name(s) the shares are registered, signed exactly as such name(s) appear(s) on the Transfer Agent's register. The signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution" as such term is defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, the existence and validity of which may be verified by the Transfer Agent through the use of industry publications. In the event a signature guarantee is required, notarized signatures are not sufficient. In general, signature guarantees are waived on redemptions of less than $50,000 as long as the following requirements are met: (i) all requests require the signature(s) of all persons whose name(s) shares are recorded on the Transfer Agent's register, (ii) all checks must be mailed to the stencil address of record on the Transfer Agent's register and (iii) the stencil address must not have changed within 30 days. Certain rules may apply regarding certain account types such as, but not limited to, UGMA/UTMA accounts, Joint Tenancies With Rights of Survivorship, contra broker transactions, and institutional accounts. In certain instances, the Transfer Agent may require additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority. For shareholders redeeming directly with the Transfer Agent, payments will be mailed within seven days of receipt of a proper notice of redemption.

  At various times a Fund may be requested to redeem shares for which it has not yet received good payment (e.g., cash, Federal funds or certified check drawn on a U.S. bank). A Fund may delay or cause to be delayed the mailing of a redemption check until such time as good payment (e.g., cash, Federal funds or certified check drawn on a U.S. bank) has been collected for the purchase of such Fund shares, which will usually not exceed 10 days.

Repurchase

  Each Fund will also repurchase shares through a shareholder's listed securities dealer. Each Fund will normally accept orders to repurchase shares by wire or telephone from dealers for their customers at the net asset value next computed after the order is placed. Shares will be priced at the net asset value calculated on the day the request is received provided that the request for repurchase is submitted to the dealer prior to the close of business on the NYSE (generally, the NYSE closes at 4:00 p.m., Eastern time) and such request is received by a Fund from such dealer not later than 30 minutes after the close of business on the NYSE on the same day. Dealers have the responsibility of submitting such repurchase requests to a Fund not later than 30 minutes after the close of business on the NYSE in order to obtain that day's closing price.

  These repurchase arrangements are for the convenience of shareholders and do not involve a charge by a Fund (other than any applicable contingent deferred sales charge ("CDSC") or redemption fee, if any). Securities firms that do not have selected dealer agreements with the Distributor, however, may impose a transaction charge on the shareholder for transmitting the notice of repurchase to a Fund. Certain securities dealers may charge a processing fee to confirm a repurchase of shares. For example, the fee currently charged by Merrill Lynch is $5.35. Fees charged by other securities dealers may be higher or lower. Repurchases directly through a Fund's Transfer Agent, on accounts held at the Transfer Agent, are not subject to the processing fee. Each Fund reserves the right to reject any order for repurchase, which right of rejection might adversely affect shareholders seeking redemption through the repurchase procedure. A shareholder whose order for repurchase is rejected by a Fund, however, may redeem shares as set forth above.

Redemption Fee

  Short-term investors, including investors that engage in market timing, should not invest in the Funds because the Funds impose a redemption fee for shares held less than ninety days.

  As discussed in the Prospectus under "Account Choices--Pricing of Shares," if you sell or exchange your shares within ninety days of purchase you will be charged a redemption fee. The redemption fee is 0.25% of your redemption proceeds from shares of the Mercury S&P 500 Index Fund and the Mercury Aggregate Bond Index Fund, and 0.50% of your redemption proceeds from shares of the Mercury Small Cap Index Fund and the Mercury International Index Fund. The redemption fee will be subtracted by the Fund from your redemption proceeds. The redemption fee is not a sales charge or load which is paid to an adviser, distributor or dealer, and is kept by the Fund to offset the additional short-term trading costs which result from short-term trading by some shareholders. The ninety day period will be calculated assuming that the most recent purchase of shares is being redeemed first. This will maximize the amount of the redemption fee that you will pay. The redemption fee will not apply to shares purchased through reinvested distributions or automatic investments.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

  Because the Funds will invest exclusively in shares of their corresponding Series, it is expected that all transactions in portfolio securities will be entered into by the Series. Subject to policies established by the Board of Trustees, the Investment Adviser is primarily responsible for the execution of the Series' portfolio transactions and the allocation of brokerage. The Trust has no obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities and does not use any particular broker or dealer. In executing transactions with brokers and dealers, the Investment Adviser seeks to obtain the best net results for the Series, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm and the firm's risk in positioning a block of securities. While the Investment Adviser generally seeks reasonable competitive commission rates, the Series do not necessarily pay the lowest spread or commission available. In addition, consistent with the Conduct Rules of the NASD and policies established by the Board of Trustees, the Investment Adviser may consider sales of shares of the Series as a factor in the selection of brokers or dealers to execute portfolio transactions for the Trust; however, whether or not a particular broker or dealer sells shares of a Series neither qualifies not disqualifies such broker or dealer to execute transactions for the Trust.

  Subject to obtaining the best net results, brokers who provide supplemental investment research services to the Investment Adviser may receive orders for transactions by the Trust. Such supplemental research services ordinarily consist of assessments and analysis of the business or prospects of a company, industry or economic sector. Information so received will be in addition to and not in lieu of the services required to be performed by the Investment Adviser under its Management Agreement and the expense of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. If in the judgment of the Investment Adviser the Trust will benefit from supplemental research services, the Investment Adviser is authorized to pay brokerage commissions to a broker furnishing such services that are in excess of commissions that another broker may have charged for effecting the same transaction. Certain supplemental research services may primarily benefit one or more other investment companies or other accounts for which the Investment Adviser exercises investment discretion. Conversely, the Trust may be the primary beneficiary of the supplemental research services received as a result of portfolio transactions effected for such other accounts or investment companies.

  The Trust anticipates that its brokerage transactions involving securities of issuers domiciled in countries other than the United States, if any, generally will be conducted primarily on the principal stock exchanges of such countries. Brokerage commissions and other transaction costs on foreign stock exchange transactions generally are higher than in the United States, although the Trust will endeavor to achieve the best net results in effecting its portfolio transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States.

  The Trust may invest in certain securities traded in the OTC market and intends to deal directly with the dealers who make a market in securities involved, except in those circumstances in which better prices and execution are available elsewhere. Under the Investment Company Act, persons affiliated with the Trust and persons who are affiliated with such affiliated persons are prohibited from dealing with the Trust as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Commission. Since transactions in the OTC market usually involve transactions with dealers acting as principal for their own accounts, the Trust will not deal with affiliated persons, including Merrill Lynch and its affiliates, in connection with such transactions. However, an affiliated person of the Trust may serve as its broker in OTC transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, the Trust may not purchase securities during the existence of any underwriting syndicate for such securities of which Merrill Lynch is a member or in a private placement in which Merrill Lynch serves as placement agent except pursuant to procedures adopted by the Board of Trustees of the Trust that either comply with rules adopted by the Commission or with interpretations of the Commission staff. See "Investment Objectives and Policies--Investment Restrictions."

  Section 11(a) of the Exchange Act generally prohibits members of the U.S. national securities exchanges from executing exchange transactions for their affiliates and institutional accounts that they manage unless the member (i) has obtained prior express authorization from the account to effect such transactions, (ii) at least annually furnishes the account with the aggregate compensation received by the member in effecting such transactions, and (iii) complies with any rules the Commission has prescribed with respect to the requirements of clauses (i) and (ii). To the extent Section 11(a) would apply to Merrill Lynch acting as a broker for the Trust in any of its portfolio transactions executed on any such securities exchange of which it is a member, appropriate consents have been obtained from the Trust and annual statements as to aggregate compensation will be provided to the Trust.

  The Board of Trustees of the Trust has considered the possibility of seeking to recapture for the benefit of the Series brokerage commissions and other expenses of possible portfolio transactions by conducting portfolio transactions through affiliated entities. For example, brokerage commissions received by affiliated brokers could be offset against the advisory fee paid by the Series to the Investment Adviser. After considering all factors deemed relevant, the Board of Trustees of the Trust made a determination not to seek such recapture. The Trustees will reconsider this matter from time to time.


  Because of different objectives or other factors, a particular security may be bought for one or more clients of the Investment Adviser or an affiliate when one or more clients of the Investment Adviser or an affiliate are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Trust or other clients or funds for which the Investment Adviser or an affiliate acts as manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser or an affiliate during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

                            PRICING OF SHARES

Determination of Net Asset Value

  Reference is made to "Account Choices--How Shares are Priced" in the Prospectus.

  The net asset value of the shares of all classes of each Fund is determined once daily Monday through Friday after the close of business on the NYSE on each day the NYSE is open for trading based on prices at the time of closing. The NYSE generally closes at 4:00 p.m., Eastern time. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. The NYSE is not open for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

  The net asset value is computed by dividing the value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time, rounded to the nearest cent. Expenses, including the fees payable to the Administrator and the Distributor and the advisory fees payable indirectly by the Series of the Trust to the Investment Adviser, are accrued daily.

  The principal assets of each Fund will normally be its interest in the underlying Series, which will be valued at its net asset value. Net asset value is computed by dividing the value of the securities held by the applicable Series plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time. Expenses, including the management fees and any account maintenance are accrued daily. The per share net asset value of Class A shares generally will be lower than the per share net asset value of Class I shares, reflecting the daily expense accruals of the account maintenance fees applicable with respect to Class A shares. Shares sold or exchanged within ninety days of purchase will have a lower net asset value because a redemption fee is charged on such shares. It is expected, however, that the per share net asset value of the two classes will tend to converge (although not necessarily meet) immediately after the payment of dividends or distributions, which will differ by approximately the amount of the expense accrual differentials between the classes.

  Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions and at the last available ask price for short positions. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees of the Trust as the primary market. Long positions in securities traded in the OTC market are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions in securities traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market. When a Series writes an option, the amount of the premium received is recorded on the books of the Series as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based upon the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased by a Series are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. The value of swaps, including interest rate swaps, caps and floors, will be determined by obtaining dealer quotations. Other investments, including financial futures contracts and related options, are stated at market value. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations. Repurchase agreements will be valued at cost plus accrued interest. Securities and assets for which market quotations are not readily available are generally valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

  Bonds held by the Master Aggregate Bond Index Series are traded primarily in the OTC markets. In determining net asset value, the Master Aggregate Bond Index Series uses the valuations of portfolio securities furnished by a pricing service approved by the Board of Trustees. The pricing service typically values portfolio securities at the bid price or the yield equivalent when quotations are readily available. The bonds for which quotations are not readily available are valued at fair market value on a consistent basis as determined by the pricing service using a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Master Aggregate Bond Index Series under the general supervision of the Board of Trustees of the Trust. The Board of Trustees of the Trust has determined in good faith that the use of a pricing service is a fair method of determining the valuation of portfolio securities.

  Generally, trading in foreign securities, as well as U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of a Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of a Fund's net asset value.

  Each investor in the Trust may add to or reduce its investment in any Series on each day the NYSE is open for trading. The value of each investor's (including the respective Fund's) interest in a Series will be determined after the close of business on the NYSE (generally 4:00 p.m., Eastern time) by multiplying the net asset value of the Series by the percentage, effective for that day, that represents that investor's share of the aggregate interests in such Series. Any additions or withdrawals, which are to be effected on that day, will then be effected. The investor's percentage of the aggregate beneficial interests in a Series will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the applicable Series as of the time or determination on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Series effected on such day, and (ii) the denominator of which is the aggregate net asset value of the applicable Series as of such time on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Series by all investors in such Series. The percentage so determined will then be applied to determine the value of the investor's interest in such Series after the close of business of the NYSE on the next determination of net asset value of the Series.

                             SHAREHOLDER SERVICES

  The Funds offer a number of shareholder services described below that are designed to facilitate investment in its shares. Full details as to each such service and copies of the various plans described below can be obtained from the Funds, the Distributor or your selected dealer.

Investment Account

  Each shareholder whose account is maintained at the Transfer Agent has an Investment Account and will receive statements, at least quarterly, from the Transfer Agent. These statements will serve as transaction confirmations for automatic investment purchases and the reinvestment of dividends. The statements will also show any other activity in the account since the preceding statement. Shareholders will receive separate transaction confirmations for each purchase or sale transaction other than automatic investment purchases and the reinvestment of dividends. A shareholder with an account held at the Transfer Agent may make additions to his or her Investment Account at any time by mailing a check directly to the Transfer Agent.

  The Funds do not issue share certificates. Shareholders may transfer their Class I or Class A shares to another securities dealer that has entered into a selected dealer agreement with the Distributor. Certain shareholder services may not be available for the transferred Class I or Class A shares. After the transfer, the shareholder may purchase additional shares of funds owned before the transfer and all future trading of these assets must be coordinated by the new firm. If a shareholder wishes to transfer his or her Class I or Class A shares to a securities dealer that has not entered into a selected dealer agreement with the Distributor, the shareholder must either (i) redeem his or her Class I or Class A shares, paying any applicable CDSC, if any, or (ii) continue to maintain an Investment Account at the Transfer Agent for those shares. The shareholder may also request the new securities dealer to maintain the Class I or Class A shares in an account at the Transfer Agent registered in the name of the securities dealer for the benefit of the shareholder whether the securities dealer has entered into a selected dealer agreement or not.

  Shareholders considering transferring a tax-deferred retirement account such as an individual retirement account from a selected dealer to another brokerage firm or financial institution should be aware that, if the firm to which the retirement account is to be transferred will not take delivery of shares of a Fund, a shareholder must either redeem the shares, paying any applicable CDSC, if any, so that the cash proceeds can be transferred to the account at the new firm, or such shareholder must continue to maintain a retirement account at a selected dealer for those shares.

Automatic Investment Plan

  A shareholder may make additions to an Investment Account at any time by purchasing Class I shares (if an eligible Class I investor) or Class A shares at the applicable public offering price. These purchases may be made either through the shareholder's securities dealer or by mail directly to the Transfer Agent, acting as agent for such securities dealer. You may also add to your account by automatically investing a specific amount in a Fund on a periodic basis through your selected dealer. The current minimum for such automatic additional investments is $100. This minimum may be waived or revised under certain circumstances.

Automatic Dividend Reinvestment Plan

  Unless specific instructions are given as to the method of payment, dividends will be automatically reinvested, without sales charge, if any, in additional full and fractional shares of a Fund. Such reinvestment will be at the net asset value of shares of a Fund as determined after the close of business on the NYSE on the monthly payment date for such dividends.

  Shareholders may, at any time, by written notification to their selected dealer if the shareholder's account is maintained with a selected dealer, or by written notification or by telephone (1-888-763-2260), if the account is maintained with the Transfer Agent, elect to have subsequent dividends paid in cash, rather than reinvested in shares of a Fund or vice versa provided that, in the event that a payment in an account maintained at the Transfer Agent would amount to $10.00 or less, a shareholder will not receive such payment in cash and such payment will automatically be reinvested in additional shares). Commencing ten days after the receipt by the Transfer Agent of such notice, those instructions will be effected. No Fund is responsible for any failure of delivery to the shareholder's address of record and no interest will accrue on amounts represented by uncashed dividend checks. Cash payments can also be directly deposited to the shareholder's bank account.

Systematic Withdrawal Plan

  A shareholder may elect to make withdrawals from an Investment Account of Class I or Class A shares in the form of payments by check or through automatic payment by direct deposit to such shareholder's bank account on either a monthly or quarterly basis as provided below. Quarterly withdrawals are available for shareholders who have acquired shares of a Fund having a value, based on cost or the current offering price, of $5,000 or more, and monthly withdrawals are available for shareholders with shares having a value of $10,000 or more.

  At the time of each withdrawal payment, sufficient shares are redeemed from those on deposit in the shareholder's account to provide the withdrawal payment specified by the shareholder. The shareholder may specify the dollar amount and class of shares to be redeemed. With respect to shareholders who hold accounts directly at the Transfer Agent, redemptions will be made at net asset value as determined as described herein on the 24th day of each month or the 24th day of the last month of each quarter, whichever is applicable. With respect to shareholders who hold accounts with their broker-dealer, redemptions will be made at net asset value determined as described herein on the first, second, third or fourth Monday of each month, or the first, second, third or fourth Monday of the last month of each quarter, whichever is applicable. If the NYSE is not open for business on such date, the shares will be redeemed at the net asset value determined as of the close of business on the following business day. The check for the withdrawal payment will be mailed, or the direct deposit for withdrawal payment will be made on the next business day following redemption. When a shareholder is making systematic withdrawals, dividends on all shares in the Investment Account are reinvested automatically in shares of a Fund. A shareholder's systematic withdrawal plan may be terminated at any time, without a charge or penalty, by the shareholder, a Fund, a Fund's Transfer Agent or the Distributor.

  Withdrawal payments should not be considered as dividends, yield or income. Each withdrawal is a taxable event. If periodic withdrawals continuously exceed reinvested dividends, the shareholder's original investment may be reduced correspondingly. Purchases of additional shares concurrent with withdrawals are ordinarily disadvantageous to the shareholder because of sales charges and tax liabilities. No Fund will knowingly accept purchase orders for shares of the Fund from investors who maintain a systematic withdrawal plan unless such purchase is equal to at least one year's scheduled withdrawals or $1,200, whichever is greater. Periodic investments may not be made into an Investment Account in which the shareholder has elected to make systematic withdrawals.

Retirement and Education Savings Plans

  The minimum initial purchase to establish a retirement or an education savings plan is $100. Dividends received in each of the plans are exempt from Federal taxation until distributed from the plans. Different tax rules apply to Roth IRA plans and education savings plans. Investors considering participation in any retirement or education savings plan should review specific tax laws relating thereto and should consult their attorneys or tax advisors with respect to the establishment and maintenance of any such plan.



Exchange Privilege

  U.S. shareholders of each class of shares of a Fund have an exchange privilege with the other Funds. The exchange privilege does not apply to any other funds. Under a Fund's pricing system, Class I shareholders may exchange Class I shares of the Fund for Class I shares of a second Fund. If the Class I shareholder wants to exchange Class I shares for shares of a second Fund, but does not hold Class I shares of the second Fund in his or her account at the time of the exchange and is not otherwise eligible to acquire Class I shares of the second Fund, the shareholder will receive Class A shares of the second Fund as a result of the exchange. Class A shares also may be exchanged for Class I shares of a second Fund at any time as long as, at the time of the exchange, the shareholder is eligible to acquire Class I shares of any Fund. Class A shares are exchangeable with shares of the same class of the other Funds.

  Exchanges of Class I or Class A shares of a Fund outstanding ("outstanding Class I or Class A shares") for Class I or Class A shares of another Fund, ("new Class I or Class A shares") are transacted on the basis of relative net asset value per Class I or Class A share.

  A redemption fee will be charged on shares exchanged within ninety days of purchase.

  Before effecting an exchange, shareholders should obtain a currently effective prospectus of the Fund into which the exchange is to be made. To exercise the exchange privilege, shareholders should contact their financial consultant, who will advise the applicable Fund of the exchange. Shareholders of a Fund, and shareholders of the other Funds described above with shares for which certificates have not been issued, may exercise the exchange privilege by wire through their securities dealers. Each Fund reserves the right to require a properly completed Exchange Application. This exchange privilege may be modified or terminated in accordance with the rules of the Commission. Each Fund reserves the right to limit the number of times an investor may exercise the exchange privilege. Certain Funds may suspend the continuous offering of their shares to the general public at any time and may thereafter resume such offering from time to time. The exchange privilege is available only to U.S. shareholders in states where the exchange legally may be made.

Fee-Based Programs

  Certain fee-based programs, including pricing alternatives for securities transactions (each referred to in this paragraph as a "Program"), may permit the purchase of Class I shares of a Fund at net asset value. Under specified circumstances, participants in certain Programs may deposit other classes of shares, which will be exchanged for Class I shares. Initial or deferred sales charges, if any, otherwise due in connection with such exchanges may be waived or modified, as may the conversion period, if any, applicable to the deposited shares. Termination of participation in certain Programs may result in the redemption of shares held therein or the automatic exchange thereof to another class at net asset value. In addition, upon termination of participation in certain Programs, shares that have been held for less than specified periods within such Program may be subject to a fee based upon the current value of such shares. These Programs also generally prohibit such shares from being transferred to another account, to another broker-dealer or to the Transfer Agent. Except in limited circumstances (which may also involve an exchange as described above), such shares must be redeemed and another class of shares of the Fund purchased (which may involve the imposition of initial or deferred sales charges and distribution and account maintenance fees) in order for the investment not to be subject to Program fees. Additional information regarding certain specific Programs offered through particular selected dealers (including charges and limitations on transferability applicable to shares that may be held in such Program) is available in the Program's client agreement and from the shareholder's selected dealer.

                              DIVIDENDS AND TAXES

Dividends

  It is the Corporation's intention to distribute substantially all of its net investment income, if any. Dividends from such net investment income are paid at least annually with respect to each of the Mercury S&P 500 Index Fund, Mercury Small Cap Index Fund and Mercury International Index Fund. Dividends with respect to the Mercury Aggregate Bond Index Fund are declared daily and paid monthly. All net realized capital gains, if any, are distributed to Fund shareholders at least annually. From time to time, a Fund may declare a special distribution at or about the end of the calendar year in order to comply with a Federal income tax requirement that certain percentages or its ordinary income and capital gains be distributed during the taxable year. See "Shareholder Services--Automatic Dividend Reinvestment Plan" for information concerning the manner in which dividends may be reinvested automatically in shares of the Funds. Shareholders may elect in writing to receive any such dividends in cash.

Taxes

  The Funds intend to continue to qualify for the special tax treatment afforded regulated investment companies ("RICs") under the Code. As long as a Fund so qualifies, such Fund will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains which it distributes to shareholders. In order to qualify, a Fund generally must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities, or other income (including but not limited to gains from options or futures) derived with respect to its business of investing in such stock or securities; (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year; (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other RICs, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer; and (iv) at the end of each fiscal quarter have no more than 25% of its assets invested in the securities (other than those of the government or other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses.

  Dividends paid by each Fund from its ordinary income or from an excess of net realized short-term capital gains over net long-term capital losses (together referred to hereafter as "ordinary income dividends") are taxable to shareholders as ordinary income. Distributions made from a Fund's net realized capital gains (including long-term gains from certain transactions in futures and options) ("capital gain dividends") are taxable to shareholders as capital gains, regardless of the length of time the shareholder has owned Fund shares. The maximum capital gains rate for individuals is 20%. Not later than 60 days after the close of its taxable year, each Fund will provide shareholders with a written notice designating the amounts of any ordinary income dividends or capital gains dividends. Distributions in excess of a Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset).

  Dividends are taxable to shareholders even though they are reinvested in additional shares of a Fund. A portion of the ordinary income dividends paid by the Mercury S&P 500 Index Fund and Mercury Small Cap Index Fund may be eligible for the 70% dividends received deduction allowed to corporations under the Code, if certain requirements are met. For this purpose, each Fund will allocate dividends eligible for the dividends received deduction between the Class I and Class A shareholders according to a method that is based upon the gross income that is allocable to the Class I and Class A shareholders during the taxable year, or such other method as the Internal Revenue Service may prescribe. Dividends paid by the Mercury Aggregate Bond Index Fund and the Mercury International Index Fund will not be eligible for the dividends received deduction. If a Fund pays a dividend in January which was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

  Redemptions and exchanges of Fund shares are taxable events, and, accordingly, shareholders may realize gains or losses on such events. A loss realized on a sale or exchange of shares of a Fund will be disallowed if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Fund shares held for six months or less, which is not disallowed, will be treated as long-term capital loss to the extent of any capital gains distributions received by the shareholder with respect to such shares.

  Ordinary income dividends paid by a Fund to shareholders who are nonresident aliens or foreign entities generally will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under the applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

  Dividends and interest received by the Mercury International Index Fund and the Mercury Aggregate Bond Index Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Shareholders of the Mercury International Index Fund may be able to claim U.S. foreign tax credits with respect to such taxes, subject to certain holding period requirements and limitations contained in the Code. For example, certain retirement accounts cannot claim foreign tax credits on investments in foreign securities held by the Fund. The Mercury International Index Fund expects to be eligible, and intends, to file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to include their proportionate share of such withholding taxes in their U.S. income tax returns as gross income, treat such proportionate share as taxes paid by them, and deduct such proportionate share in computing their taxable incomes or, alternatively, subject to certain limitations, restrictions, and holding period requirements use them as foreign tax credits against their U.S. income taxes. No deductions for foreign taxes, however, may be claimed by noncorporation shareholders who do not itemize deductions. A shareholder that is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from a Fund's election described in this paragraph but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. The Mercury International Index Fund will report annually to its shareholders the amount per share of such withholding taxes. For this purpose, the Mercury International Index Fund will allocate foreign taxes and foreign source income among the Class I and Class A shareholders according to a method similar to that described above for the allocation of dividends eligible for the dividends received deduction.

  The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar basis, and 98% of its capital gains, determined in general, on an October 31 year end, plus certain undistributed amounts from previous years. For purposes of determining its distribution requirements, each Fund will account for its share of items of income, gain, loss and deductions of the Series as they are taken into account by the Series. While each Fund intends to distribute its income and capital gains in the manner necessary to avoid imposition of the 4% excise tax, there can be no assurance that sufficient amounts of the Fund's taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, the Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

  Under certain provisions of the Code, some shareholders may be subject to a 31% withholding tax on reportable dividends, capital gains distributions and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom a certified taxpayer identification number is not on file with the Corporation or who, to the Corporation's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

Tax Treatment of Options and Futures Transactions

  Each Fund may purchase or sell options and futures. Options and futures contracts that are "Section 1256 contracts" will be "marked to market" for Federal income tax purposes at the end of each taxable year, i.e., each such option or futures contract will be treated as sold for its fair market value on the last day of the taxable year.

  In general, unless such contract is a forward foreign exchange contract, or is a non-equity or a regulated futures contract for a non-U.S. currency for which a Fund elects to have gain or loss treated as ordinary gain or loss under Code Section 988 (as described below), gain or loss from Section 1256 contracts will be 60% long-term and 40% short-term capital gain or loss.

  Code Section 1259 will require the recognition of gain (but not loss) if a Fund makes a "constructive sale" of an appreciated financial position (e.g., stocks). A Fund generally will be considered to make a constructive sale of an appreciated financial position if it sells the same or substantially identical property short, enters into a futures or forward contract to deliver the same or substantially identical property, or enters into certain other similar transactions.

  Code Section 1092, which applies to certain "straddles," may affect the taxation of each Fund's transactions in options and futures contracts. Under
Section 1092, a Fund may be required to postpone recognition for tax purposes of losses incurred in certain closing transactions in options and futures. Similarly, Code Section 1091, which deals with "wash sales," may cause a Fund to postpone recognition of certain losses for tax purposes; and Code Section 1258, which deals with "conversion transactions," may apply to recharacterize certain capital gains as ordinary income for tax purposes.

Special Rules for Certain Foreign Currency Transactions

  In general, gains from "foreign currencies" and from foreign currency options, foreign currency futures and forward foreign exchange contracts relating to investments in stock, securities or foreign currencies will be qualifying income for purposes of determining whether a Series qualifies as a RIC. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument or how foreign currency options, foreign currency futures and forward foreign exchange contracts will be valued for purposes of the RIC diversification requirements applicable to a Series.

  Under Code Section 988, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the United States dollar). In general, foreign currency gains or losses from certain forward contracts, from futures contracts that are not "regulated futures contracts" and from unlisted options will be treated as ordinary income or loss under Code Section 988. In certain circumstances, a Series may elect capital gain or loss treatment for such transactions. In general, however, Code Section 988 gains or losses will increase or decrease the amount of a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gains. Additionally, if Code Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, and any distributions made before the losses were realized but in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing the basis of each shareholder's Fund shares.

The Series

  The Trust and each Fund have received a private letter ruling from the IRS in which the IRS ruled that each Series is classified as a partnership for tax purposes and, based upon that ruling, that each Fund will be entitled to look to the underlying assets of the Series in which it has invested for purposes of satisfying the diversification requirements and other requirements of the Code applicable to RICs. If any of the facts upon which such ruling is premised change in any material respect (e.g., if the Trust were required to register its interests under the Securities Act) and the Trust is unable to obtain a revised private letter ruling from the IRS indicating that each Series will continue to be classified as a partnership, then the Board of Directors of the Corporation will determine, in its discretion, the appropriate course of action for the Funds. One possible course of action would be to withdraw the Funds' investments from the Series and to retain an investment adviser to manage the Funds' assets in accordance with the investment policies applicable to the respective Fund. See "Investment Objectives and Policies."

  The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect, and does not address the state and local tax, or estate or inheritance tax, consequences of an investment in a Fund. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative or administrative action either prospectively or retroactively.

  Ordinary income and capital gain dividends may also be subject to state and local taxes.

  Shareholders are urged to consult their own tax advisers regarding specific questions as to Federal, state, local or foreign taxes or estate or inheritance tax. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in a Fund.

                               PERFORMANCE DATA

  From time to time a Fund may include its average annual total return and other total return data, as well as yield, in advertisements or information furnished to present or prospective shareholders. Total return and yield figures are based on a Fund's historical performance and are not intended to indicate future performance. Average annual total return and yield are determined separately for Class I and Class A shares of each Fund in accordance with a formula specified by the Commission.

  Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses. Dividends paid by a Fund with respect to all shares, to the extent any dividends are paid, will be calculated in the same manner at the same time on the same day and will be in the same amount, except that account maintenance and distribution charges and any incremental transfer agency costs relating to each class of shares will be borne exclusively by the class. A Fund will include performance data for both classes of shares of that Fund in any advertisement or information including performance data of the Fund.

  Each Fund also may quote annual, average annual and annualized total return and aggregate total return performance data both as a percentage and as a dollar amount based on a hypothetical $1,000 investment, for various periods other than those noted below. Such data will be computed as described above, except that as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data, may be quoted.

  Actual annual or annualized total return data generally will be lower than average annual total return data since the average rates of return reflect compounding of return; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time. A Fund's total return may be expressed either as a percentage or as a dollar amount in order to illustrate such total return on a hypothetical $1,000 investment in the Fund at the beginning of each specified period.

  Yield quotations will be computed based on a 30-day period by dividing (a) the net income based on the yield of each security earned during the period by
(b) the average number of shares outstanding during the period that were entitled to receive dividends multiplied by the maximum offering price per share on the last day of the period.

  A Fund's total return and yield will vary depending on market conditions, the securities comprising the Fund's portfolio, the Fund's operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in the Fund will fluctuate and investor's shares, when redeemed, may be worth more or less than their original cost.

  Each Fund will generally compare its performance to the index it attempts to replicate. A Fund may also compare its performance to data contained in publications such as Lipper Analytical Services, Inc., or performance data published by Morningstar Publications, Inc. ("Morningstar"), Money Magazine, U.S. News and World Report, Business Week, CDA Investment Technology, Inc., Forbes Magazine and Fortune Magazine or other industry publications. When comparing its performance to a market index, a Fund may refer to various statistical measures derived from the historical performances of the Fund and the index, such as standard deviation and beta. In addition, from time to time, a Fund may include its Fund's Morningstar risk-adjusted performance ratings in advertisements or supplemental sales literature. A Fund may from time to time quote in advertisement or other materials other applicable measures of performance and may also make references to awards that may be given to the Investment Adviser. As with other performance data, performance comparisons should not be considered indicative of a Fund's relative performance for any future period.

                              GENERAL INFORMATION

Description of Shares

  The Corporation is a Maryland corporation incorporated on July 30, 1999. It has an authorized capital of 1,000,000,000 shares of Common Stock, par value $0.0001 per share, of which the Corporation is authorized to issue 125,000,000 shares each of Class I and Class A shares for each of the four Funds: Mercury S&P 500 Index Fund, Mercury Small Cap Index Fund, Mercury Aggregate Bond Index Fund and Mercury International Index Fund. Class I and Class A shares of a Fund represent interests in the same assets of the Series and are identical in all respects except that the Class A shares bear certain expenses related to the account maintenance associated with such shares. Class A shares have exclusive voting rights with respect to matters relating to the class' account maintenance expenditures.

  Shareholders are entitled to one vote for each full share held and to fractional votes for fractional shares held in the election of directors of the Corporation (to the extent hereafter provided) and on other matters submitted to the vote of shareholders. All shares of each Fund have equal voting rights, except that each Fund has exclusive voting rights to matters affecting only such Fund, and except that as noted above, Class A shares have exclusive voting rights with respect to matters relating to the class' account maintenance expenditures.

  There normally will be no meeting of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by the shareholders, at which time the Directors then in office will call a shareholders' meeting for the election of Directors. Shareholders may, in accordance with the terms of the Articles of Incorporation, cause a meeting of shareholders to be held for the purpose of voting on the removal of Directors. Also, the Corporation will be required to call a special meeting of shareholders in accordance with the requirements of the Investment Company Act to seek approval of new management and advisory arrangements, of a material increase in account maintenance fees or of a change in fundamental policies, objectives or restrictions. Except as set forth above, the Directors shall continue to hold office and appoint successor Directors. Each issued and outstanding share of Class I and Class A Common Stock is entitled to participate equally in dividends declared and in net assets upon liquidation or dissolution remaining after satisfaction of outstanding liabilities, except for any expenses which may be attributable to only one class. Shares issued are fully-paid and non-assessable by the Fund. Voting rights for Directors are not cumulative.

  The Trust consists of eight Series, and is organized as a Delaware business trust. Whenever a Fund is requested to vote on a fundamental policy of a Series, the Corporation will hold a meeting of the investing Fund's shareholders and will cast its vote as instructed by such Fund's shareholders.

  FAM provided the initial capital for the Funds by purchasing 2,500 shares of each of the Funds, for an aggregate of $100,000. Such shares were acquired for investment and can only be disposed of by redemption. To the extent the organizational expenses of the Corporation are paid by the Corporation they will be expensed and immediately charged to net asset value. See "Pricing of Shares--Determination of Net Asset Value."

  Prior to the offering of the Funds' shares, FAM will be the Funds' sole shareholder and deemed a controlling person of the Funds.

Computation of Offering Price Per Share

  An illustration of the computation of the offering price for Class I and Class A shares of each Fund based on the projected value of the Fund's estimated net assets and projected number of shares outstanding on the date its shares are offered for sale to public investors is as follows:

                        Mercury S&P 500 Index Fund

                                                                Class I Class A
                                                                ------- -------
      Net Assets............................................... $13,081 $13,074
                                                                ======= =======
      Number of Shares Outstanding.............................   1,250   1,250
                                                                ======= =======
      Net Asset Value Per Share (net assets divided by
       number of shares outstanding)........................... $ 10.46 $ 10.46
                                                                ------- -------
      Offering Price........................................... $ 10.46 $ 10.46
                                                                ======= =======

                       Mercury Small Cap Index Fund

                                                                Class I Class A
                                                                ------- -------
      Net Assets............................................... $11,783 $11,776
                                                                ======= =======
      Number of Shares Outstanding.............................   1,250   1,250
                                                                ======= =======
      Net Asset Value Per Share (net assets divided by
       number of shares outstanding)........................... $  9.43 $  9.42
                                                                ------- -------
      Offering Price........................................... $  9.43 $  9.42
                                                                ======= =======

                    Mercury Aggregate Bond Index Fund

                                                                Class I Class A
                                                                ------- -------
      Net Assets............................................... $12,691 $12,688
                                                                ======= =======
      Number of Shares Outstanding.............................   1,265   1,265
                                                                ======= =======
      Net Asset Value Per Share (net assets divided by
       number of shares outstanding)........................... $ 10.03 $ 10.03
                                                                ------- -------
      Offering Price........................................... $ 10.03 $ 10.03
                                                                ======= =======

                     Mercury International Index Fund

                                                                Class I Class A
                                                                ------- -------
      Net Assets............................................... $12,216 $12,209
                                                                ======= =======
      Number of Shares Outstanding.............................   1,250   1,250
                                                                ======= =======
      Net Asset Value Per Share (net assets divided by
       number of shares outstanding)........................... $  9.77 $  9.77
                                                                ------- -------
      Offering Price........................................... $  9.77 $  9.77
                                                                ======= =======

Independent Auditors

  Deloitte & Touche LLP, Princeton Forrestal Village, 116-300 Village Boulevard, Princeton, New Jersey 08540-6400, has been selected as the independent auditors of the Corporation and the Trust. The independent auditors are responsible for auditing the annual financial statements of the Funds.

Custodian

  Merrill Lynch Trust Company, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, acts as custodian of the assets of the Master S&P 500 Index Series, Master Small Cap Index Series and the Master Aggregate Bond Index Series. The Chase Manhattan Bank ("Chase"), 4 Chase MetroTech, 18th Floor, Brooklyn, New York 11245, acts as the custodian of the assets of Mercury International Index Series. Under its contract with the Trust, Chase is authorized, among other things, to establish separate accounts in foreign currencies and to cause foreign securities owned by the Master International Index Series to be held in its offices outside the United States and with certain foreign banks and securities depositories. Each custodian is responsible for safeguarding and controlling the Series' cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on investments. The Funds have implemented self-custody procedures, pursuant to which each Fund's holdings of the applicable Series are custodied with the Series' Transfer Agent.

Transfer Agent

  Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, acts as the Transfer Agent of the Corporation. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts. See "Account Choices--How to Buy, Sell, Transfer and Exchange Shares" in the Prospectus.

  To facilitate custody of each Fund's interests in the applicable Series without the need of a separate custodian for the Funds, the Trust has appointed the Transfer Agent as the transfer agent for the Series.

Legal Counsel

  Swidler Berlin Shereff Friedman, LLP, The Chrysler Building, 405 Lexington Avenue, New York, New York 10174, is counsel for the Corporation and the Trust.

Reports to Shareholders

  The fiscal year of the Funds ends on December 31 of each year. The Corporation sends to its shareholders at least quarterly reports showing the Funds' portfolio and other information. An annual report, containing financial statements audited by independent auditors, is sent to shareholders each year. After the end of each year shareholders will receive Federal income tax information regarding dividends and capital gains distributions.

Additional Information

  The Prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Corporation has filed with the Commission, Washington, D.C., under the Securities Act and the Investment Company Act, to which reference is hereby made. Under a separate agreement, FAM has granted the Corporation, on its own behalf and on behalf of the Funds, the right to use the "Mercury" name and has reserved the right to withdraw its consent to the use of such name by the Corporation and the Funds at any time or to grant the use of such name to any other company.

                           FINANCIAL STATEMENTS

  The Series' audited financial statements are incorporated into this Statement of Additional Information by reference to their 1999 annual reports to shareholders. You may request copies of the annual and semi-annual reports by calling (800) 456-4587 Ext. 789 between 8:00 a.m. and 8:00 p.m.

                       INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholder,

Mercury Index Funds, Inc.:

We have audited the accompanying statements of assets and liabilities of Mercury S&P 500 Index Fund, Mercury Small Cap Index Fund, Mercury Aggregate Bond Index Fund, and Mercury International Index Fund (the "Funds"), all series of the Mercury Index Funds, Inc. as of April 30, 2000. These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such statements of assets and liabilities present fairly, in all material respects, the financial position of Mercury S&P 500 Index Fund, Mercury Small Cap Index Fund, Mercury Aggregate Bond Index Fund, and Mercury International Index Fund of the Mercury Index Funds, Inc. as of April 30, 2000, in accordance with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Princeton, New Jersey

June 8, 2000

                         MERCURY INDEX FUNDS, INC.

                   STATEMENTS OF ASSETS AND LIABILITIES

                           As of April 30, 2000

                                Mercury    Mercury      Mercury        Mercury
                                S&P 500   Small Cap  Aggregate Bond International
                               Index Fund Index Fund   Index Fund    Index Fund
                               ---------- ---------- -------------- -------------
ASSETS
  Investments in Quantitative
   Master Series Trust
   (Note 1)*..................  $ 26,181   $ 23,583     $ 25,421      $ 24,452
  Prepaid Registration Fees
   (Note 1c)..................    79,201     79,201       79,201        79,201
  Prepaid Offering Costs (Note
   1c)........................    80,712     80,712       80,712        80,712
  Other assets................    10,820     10,823       11,734        10,823
                                --------   --------     --------      --------
    Total assets..............   196,914    194,319      197,068       195,188
                                --------   --------     --------      --------
LIABILITIES
  Payables:
   Dividends to Shareholders..       --         --      $     31           --
   Administrative fees........  $     13   $     15           10      $     17
   Distributor................         6          6            7             6
  Accrued expenses and other
   liabilities................   170,740    170,739      171,641       170,740
                                --------   --------     --------      --------
    Total liabilities.........   170,759    170,760      171,689       170,763
                                --------   --------     --------      --------
NET ASSETS....................  $ 26,155   $ 23,559     $ 25,379      $ 24,425
                                ========   ========     ========      ========
NET ASSETS CONSIST OF:
  Class I Shares of Common
   Stock, $.0001 par value,
   125,000,000 shares
   authorized.................       -- +       -- +         -- +          -- +
  Class A Shares of Common
   Stock, $.0001 par value,
   125,000,000 shares
   authorized.................       -- +       -- +         -- +          -- +
  Paid-in capital in excess of
   par........................  $ 25,000   $ 25,000     $ 25,315      $ 25,000
  Undistributed investment
   income--net................        35         59          --             76
  Accumulated realized capital
   gains/losses on investments
   from the Series--net.......      (110)       803         (352)          (42)
  Unrealized
   appreciation/depreciation
   on investments from the
   Series--net................     1,230     (2,303)         416          (609)
                                --------   --------     --------      --------
NET ASSETS....................  $ 26,155   $ 23,559     $ 25,379      $ 24,425
                                ========   ========     ========      ========
NET ASSET VALUE:
  Class I:
   Net Assets.................  $ 13,081   $ 11,783     $ 12,691      $ 12,216
                                ========   ========     ========      ========
   Shares outstanding.........     1,250      1,250        1,265         1,250
                                ========   ========     ========      ========
   Net Asset Value............  $  10.46   $   9.43     $  10.03      $   9.77
                                ========   ========     ========      ========
  Class A:
   Net Assets.................  $ 13,074   $ 11,776     $ 12,688      $ 12,209
                                ========   ========     ========      ========
   Shares outstanding.........     1,250      1,250        1,265         1,250
                                ========   ========     ========      ========
   Net Asset Value............  $  10.46   $   9.42     $  10.03      $   9.77
                                ========   ========     ========      ========
* Identified Cost.............  $ 24,951   $ 25,886     $ 25,005      $ 25,061
                                ========   ========     ========      ========

+Amount is less than $1.00.

                     See Notes to Financial Statements

                        MERCURY INDEX FUNDS, INC.

1. Significant Accounting Policies:

  Mercury Index Funds, Inc. (the "Corporation") was organized as a Maryland corporation on July 30, 1999 and consists of four portfolios or series:
Mercury S&P 500 Index Fund, Mercury Small Cap Index Fund, Mercury Aggregate Bond Index Fund and Mercury International Index Fund (the "Funds"). The Corporation is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. Prior to commencement of operations on February 15, 2000, the Corporation had no operations other than those relating to organizational matters and the sale of 5,000 Class I shares and 5,000 Class A shares of Common Stock (1,250 shares of each class of each Fund) to Mercury Asset Management US, a division of Fund Asset Management L.P. (the "Administrator") for $100,000 ($25,000 for each Fund). The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Mercury S&P 500 Index Fund, Mercury Small Cap Index Fund, Mercury Aggregate Bond Index Fund and Mercury International Index Fund seek to achieve their investment objective by investing all of their assets in the Master S&P 500 Index Series, Master Small Cap Index Series, Master Aggregate Bond Index Series and Master International (Capitalization Weighted) Series (the "Series"), respectively, of the Quantitative Master Series Trust, which has the same investment objective as the Funds. The value of each Fund's investments in their respective Series reflects each Fund's proportionate interest in the net assets of each of their respective Series. The performance of each Fund is directly affected by the performance of each of their respective Series. The financial statements of each Series, including the Schedule of Investments, should be read in conjunction with each of their respective Fund's financial statements. Each Fund offers two classes of shares, Class I and Class A. Shares of Class I and Class A are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A shares bear certain expenses related to the account maintenance of such shares and has exclusive voting rights with respect to matters relating to its account maintenance expenditures. The following is a summary of significant accounting policies followed by the Funds.

  (a) Income--The Funds' net investment income consists of each Fund's pro rata share of the net investment income of their respective Series, less all actual and accrued expenses of each Fund determined in accordance with accounting principles generally accepted in the United States of America.

  (b) Income taxes--It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

  (c) Prepaid registration fees and offering costs--Prepaid registration fees are charged to income as the related shares are issued. Prepaid offering costs consist of legal and printing fees related to preparing the initial registration statement, and will be amortized over a 12 month period beginning with the commencement of operations of the Funds. The Administrator, on behalf of the Funds, will incur organization costs estimated at $262,180.

  (d) Dividends and distributions--Dividends and distributions paid by each Fund are recorded on the ex-dividend dates.

  (e) Investment transactions--Investment transactions are accounted for on a trade date basis.

2. Transactions with Affiliates:

  The Corporation has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc.
("ML & Co."), which is the limited partner. Mercury S&P 500 Index Fund, Mercury Small Cap Index Fund, Mercury Aggregate Bond Index Fund and Mercury International Index Fund pay a monthly fee at an annual rate of .245%, .29%,
 .19% and .34% of each Fund's average daily net assets, respectively, for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Funds. FAM reimbursed Mercury S&P 500 Index Fund, Mercury Small Cap Index Fund, Mercury Aggregate Bond Index Fund and Mercury International Index Fund $10,820, $10,823, $11,734, and $10,823, respectively, in additional expenses.

  The Corporation has also entered into a Distribution Agreement and Distribution Plan with Merrill Lynch Funds Distributor ("MLFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Funds pay the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of .25% based upon the average daily net assets of Class A shares of each Fund.

  Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance services to the Funds. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A shareholders.

  Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Funds' transfer agent.

  Accounting services are provided to the Funds by FAM at cost.

  Certain officers and/or directors of the Corporation are officers and/or directors of FAM, PSI, PFD, FDS, and/or ML & Co.

                                   APPENDIX

                      RATINGS OF FIXED INCOME SECURITIES

Description of Moody's Investors Service Inc.'s ("Moody's") Corporate Ratings

Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds that are rated Baa are considered as medium grade obligations;
    i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds that are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Note: Moody's may apply numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of Moody's Commercial Paper Ratings

  The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's makes no representations as to whether such commercial paper is by any other definition "commercial paper" or is exempt from registration under the Securities Act of 1933, as amended (the "Securities Act").

  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

  Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

  --Leading market positions in well established industries

  --High rates of return on funds employed

  --Conservative capitalization structures with moderate reliance on debt and ample asset protection

  --Broad margins in earnings coverage of fixed financial charges and high internal cash generation

  --Well established access to a range of financial markets and assured sources of alternate liquidity

  Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

  Issuers rated Not Prime do not fall within any of the Prime rating categories.

  If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within parentheses beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement. You are cautioned to review with your counsel any questions regarding particular support arrangements.

Description of Moody's Preferred Stock Ratings

  Because of the fundamental differences between preferred stocks and bonds, a variation of the bond rating symbols is being used in the quality ranking of preferred stocks. The symbols, presented below, are designed to avoid comparison with bond quality in absolute terms. It should always be borne in mind that preferred stocks occupy a junior position to bonds within a particular capital structure and that these securities are rated within the universe of preferred stocks.

  Preferred stock rating symbols and their definitions are as follows:

aaa An issue that is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa An issue that is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

a
    An issue that is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa An issue that is rated "baa" is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba An issue that is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b An issue that is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa An issue that is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca An issue that is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

c This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Note: Moody's may apply numerical modifiers 1, 2 and 3 in each rating classification from "aa" through "b" in its preferred stock rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of Standard & Poor's Corporate Debt Ratings

  A Standard & Poor's corporate or municipal rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees.

  The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

  The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information or for other reasons.

  The ratings are based, in varying degrees, on the following considerations:
(1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and
(3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA Debt rated AAA has the highest rating assigned by Standard & Poor's.
    Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB
    Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

    Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payment. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC Debt rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

CC The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

C The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

CI The rating CI is reserved for income bonds on which no interest is being paid.

D Debt rated D is in default. The D rating is assigned on the day an interest or principal payment is missed. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

  Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major ratings categories.

  Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood or risk of default upon failure of such completion. The investor should exercise judgment with respect to such likelihood and risk.

L The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp. and interest is adequately collateralized.

* Continuance of the rating is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

NR Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

  Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

  Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA," "AA," "A," "BBB," commonly known as "investment grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

Description of Standard & Poor's Commercial Paper Ratings

  A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

A-2 Capacity for timely payment on issues with this designation is strong.
    However, the relative degree of safety is not as high as for issues designated "A-l."

A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated "B" are regarded as having only adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D This rating indicates that the issue is either in default or is expected to be in default upon maturity.

  The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Description of Standard & Poor's Preferred Stock Ratings

  A Standard & Poor's preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the bond rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

  The preferred stock ratings are based on the following considerations:

    I. Likelihood of payment--capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation.

    II. Nature of, and provisions of, the issue.

    III. Relative position of the issue in the event of bankruptcy, reorganization, or other arrangements affecting creditors' rights.

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated "AA" also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

A
    An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

BB Preferred stock rated "BB," "B," and "CCC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. "BB" indicates the lowest degree of speculation and "CCC" the highest degree of speculation. While such issues will likely have some quality and protection characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating "CC" is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

C   A preferred stock rated "C" is a non-paying issue.

D A preferred stock rated "D" is a non-paying issue with the issuer in default on debt instruments.

  NR indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

  Plus (+) or minus (-): To provide more detailed indications of preferred stock quality, the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  The preferred stock ratings are not a recommendation to purchase or sell a security, inasmuch as market price is not considered in arriving at the rating. Preferred stock ratings are wholly unrelated to Standard & Poor's earnings and dividend rankings for common stocks.

  The ratings are based on current information furnished to Standard & Poor's by the issuer, and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information.

                      [This page intentionally left blank]

Code # 19107-0600

                           PART C. OTHER INFORMATION

Item 23. Exhibits:

 Exhibit
 Number
 -------
   1     --Articles of Incorporation of Registrant./1/
   2     --By-Laws of Registrant./1/
   3     --Instrument defining Rights of Shareholders. Incorporated by reference to Exhibits 1 and 2 above.
   4     --Not applicable.
   5(a)  --Form of Class I Shares Distribution Agreement between Registrant and
          Mercury Funds Distributor, a division of Princeton Funds Distributor,
          Inc., and Form of Class I Shares of Common Stock Selected Dealer
          Agreement.
   5(b)  --Form of Class A Shares Distribution Agreement between Registrant and
          Mercury Funds Distributor, a division of Princeton Funds Distributor,
          Inc., and Form of Class A Shares of Common Stock Selected Dealer
          Agreement.
   6     --None.
   7     --Not Applicable.
   8(a)  --Administration Agreement between Registrant and Mercury Asset
          Management US, a division of Fund Asset Management, L.P.
   8(b)  --Form of Transfer Agency, Dividend Disbursing Agency and Shareholder
          Servicing Agency Agreement between Registrant and Financial Data
          Services, Inc.
   8(c)  --License Agreement relating to Use of Name among Mercury Asset
          Management International Ltd., Mercury Asset Management Group Ltd.
          and Mercury Funds Distributor, a division of Princeton Funds
          Distributor, Inc./2/
   8(d)  --License Agreement relating to Use of Name between Fund Asset
          Management, L.P., and Registrant.
   9     --Opinion and consent of Swidler Berlin Shereff Friedman, LLP, counsel for Registrant.
  10     --Consent of Deloitte & Touche LLP, independent auditors for the
          Registrant.
  11     --None.
  12     --Certificate of Fund Asset Management, L.P.
  13     --Form of Class A Account Maintenance Plan and Form of Class A Shares
          Account Maintenance Plan Sub-Agreement.
  14(a)  --Rule 18f-3 Plan.
  14(b)  --Power of Attorney./1/
  14(c)  --Power of Attorney for Officers, Directors and Trustees.
  15     --Not Applicable.
  16     --Code of Ethics.

----------

/1/Incorporated by reference to identically numbered exhibit to Registrant's initial Registration Statement on Form N-1A (File Nos. 333-88405 and 811-09605).

/2/Incorporated by reference to Exhibit No. 8(c) to Pre-Effective Amendment
  No. 1 of Mercury Pan-European Growth Fund of Mercury Asset Management Funds, Inc.'s Registration Statement on Form N-1A (File Nos. 333-56205 and 811-08797).

Item 24. Persons Controlled By or Under Common Control with Registrant.

  Prior to the effective date of this Registration Statement, the Registrant will sell shares of its series, Mercury S&P 500 Index Fund, Mercury Small Cap Index Fund, Mercury Aggregate Bond Index Fund and Mercury International Index Fund to Mercury Asset Management US, a division of Fund Asset Management, L.P. ("Investment Adviser"). Accordingly, prior to the offering of each Fund's shares, the Investment Adviser will be each Fund's sole shareholder and deemed to be a controlling person of each Fund.

  The Investment Adviser is a Delaware limited partnership and an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. and Princeton Services. Therefore, prior to the offering of each Fund's shares, the Funds, the Registrant and the Investment Adviser will be under common control.

Item 25. Indemnification.

  Reference is made to Article V of Registrant's Articles of Incorporation,
Article VI of Registrant's By-Laws and Section 2-418 of the Maryland General Corporation Law.

  Article V of the Articles of Incorporation provides that each acting and former Director and officer of the Registrant shall be indemnified by the Registrant to the full extent permitted by the Maryland General Corporation Law, subject to the requirements of the Investment Company Act of 1940, as amended.

  Article VI of the By-Laws provides that each officer and Director of the Registrant shall be indemnified by the Registrant to the full extent permitted under the Maryland General Corporation Law, except that such indemnity shall not protect any such person against any liability to the Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Absent a court determination that an officer or Director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination by special legal counsel in a written opinion or the vote of a majority of a quorum of the Directors who are neither "interested persons," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, nor parties to the proceeding ("non-party independent Directors"), after review of the facts, that such officer or Director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

  Each officer and Director of the Registrant claiming indemnification within the scope of Article VI of the By-Laws shall be entitled to advances from the Registrant for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permitted under the Maryland General Corporation Law without a preliminary determination as to his or her ultimate entitlement to indemnification (except as set forth below); provided, however, that the person seeking indemnification shall provide to the Registrant a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Registrant has been met and a written undertaking to repay any such advance, if it should ultimately be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Registrant for his undertaking; (b) the Registrant is insured against losses arising by reason of the advance; (c) a majority of a quorum of non-party independent Directors, or independent legal counsel in a written opinion, shall determine, based on a review of facts readily available to the Registrant at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

  The Registrant may purchase insurance on behalf of an officer or Director protecting such person to the full extent permitted under the Maryland General Corporation Law, from liability arising from his activities as officer or Director of the Registrant. The Registrant, however, may not purchase insurance on behalf of any officer or Director of the Registrant that protects or purports to protect such person from liability to the Registrant or to its stockholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

  The Registrant may indemnify, make advances or purchase insurance to the extent provided in Article VI of the By-Laws on behalf of an employee or agent who is not an officer or Director of the Registrant.

  In Section 9 of each Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify and hold harmless the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the "Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information, or annual or interim reports.

  Insofar as indemnification for liabilities arising under the Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.

  The address of Mercury Asset Management US (the "Investment Adviser"), a division of Fund Asset Management ("FAM"), is P.O. Box 9011, Princeton, New Jersey 08543-9011. FAM, doing business as FAM or Mercury Asset Management US, acts as the investment adviser for the following open-end registered investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Mercury Master U.S. Small Cap Growth Portfolio of Mercury Asset Management Master Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Focus Twenty Fund, Inc., Merrill Lynch Funds for Institutions Series, Merrill Lynch Large Cap Series Funds, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Premier Growth Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc. and The Municipal Fund Accumulation Program, Inc.; and the following closed-end investment companies:
Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund, Inc., Debt Strategies Fund II, Inc., Debt Strategies Fund III, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniHoldings Fund, Inc., MuniHoldings Fund II, Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings California Insured Fund II, Inc., MuniHoldings California Insured Fund III, Inc., MuniHoldings California Insured Fund IV, Inc., MuniHoldings California Insured Fund V, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings Florida Insured Fund III, MuniHoldings Florida Insured Fund IV, MuniHoldings Florida Insured Fund V, MuniHoldings Insured Fund, Inc., MuniHoldings Insured Fund II, Inc., MuniHoldings Insured Fund III, Inc., MuniHoldings Insured Fund IV, Inc., MuniHoldings Michigan Insured Fund, Inc., MuniHoldings Michigan Insured Fund II, Inc., MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New Jersey Insured Fund II, Inc., MuniHoldings New Jersey Insured Fund III, Inc., MuniHoldings New Jersey Insured Fund IV, Inc., MuniHoldings New York Fund, Inc., MuniHoldings New York Insured Fund, Inc., MuniHoldings New York Insured Fund II, Inc., MuniHoldings New York Insured Fund III, Inc., Muniholdings New York Insured Fund IV, Inc., MuniHoldings Pennsylvania Insured Fund, MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc., Quantitative Master Series Trust, and Worldwide DollarVest Fund, Inc.

  Set forth below is a list of each executive officer and partner of FAM indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since December 31, 1997 for his or her own account or in the capacity of director, officer, employer, partner or trustee.

                             Positions with the         Other Substantial Business,
Name                         Investment Adviser      Profession, Vocation or Employment
----                         ------------------      ----------------------------------
Merrill Lynch & Co.,     Limited Partner            Financial Services Holding Company;
 Inc. ..................                             Limited Partner of Merrill Lynch
                                                     Asset Management, L.P. ("MLAM")


                             Positions with the         Other Substantial Business,
Name                         Investment Adviser      Profession, Vocation or Employment
----                         ------------------      ----------------------------------
Fund Asset Management,   Limited Partner
 Inc. ..................                            Investment Advisory Service

Princeton Services...... General Partner            General Partner of MLAM

Jeffrey M. Peek......... President                  President of MLAM; President and
                                                     Director of Princeton Services;
                                                     Executive Vice President of ML &
                                                     Co.; Managing Director and Co-Head
                                                     of the Investment Banking Division
                                                     of Merrill Lynch in 1997.

Terry K. Glenn.......... Executive Vice President   Executive Vice President of MLAM;
                                                     Executive Vice President and
                                                     Director of Princeton Services;
                                                     President and Director of Princeton
                                                     Funds Distributor, Inc.; Director
                                                     of FDS; President of Princeton
                                                     Administrators, L.P.

Gregory A. Bundy........ Chief Operating Officer    Chief Operating Officer and Managing
                          and Managing Director      Director of MLAM and FAM; Chief
                                                     Operating Officer and Managing
                                                     Director of Princeton Services; Co-
                                                     CEO of Merrill Lynch Australia from
                                                     1997 to 1999.

Donald C. Burke......... Senior Vice President      Senior Vice President and Treasurer
                          and Treasurer              of FAM; Senior Vice President and
                                                     Treasurer of MLAM since 1999;
                                                     Senior Vice President and Treasurer
                                                     of Princeton Services; Vice
                                                     President of Princeton Funds
                                                     Distributor, Inc.; First Vice
                                                     President of MLAM from 1997 to
                                                     1999; Vice President of MLAM from
                                                     1990 to 1997; Director of Taxation
                                                     of MLAM since 1990.

Michael G. Clark........ Senior Vice President      Senior Vice President of MLAM;
                                                     Senior Vice President of Princeton
                                                     Services; Director and Treasurer of
                                                     Princeton Funds Distributor, Inc.

Robert C. Doll.......... Senior Vice President      Senior Vice President of MLAM and
                                                     FAM; Senior Vice President of
                                                     Princeton Services; Chief
                                                     Investment Officer of Oppenheimer
                                                     Funds, Inc. in 1999 and Executive
                                                     Vice President thereof from 1991 to
                                                     1999.

Linda L. Federici....... Senior Vice President      Senior Vice President of MLAM;
                                                     Senior Vice President of Princeton
                                                     Services.

Vincent R. Giordano..... Senior Vice President      Senior Vice President of MLAM;
                                                     Senior Vice President of Princeton
                                                     Services.


                              Positions with the         Other Substantial Business,
Name                          Investment Adviser      Profession, Vocation or Employment
----                          ------------------      ----------------------------------
Michael J. Hennewinkel..  Senior Vice President,     Senior Vice President, Secretary and
                           Secretary and General      General Counsel of MLAM; Senior
                           Counsel                    Vice President of Princeton
                                                      Services.

Philip L. Kirstein......  Senior Vice President      Senior Vice President of MLAM;
                                                      Senior Vice President, General
                                                      Counsel, Director and Secretary of
                                                      Princeton Services.

Debra W. Landsman-        Senior Vice President      Senior Vice President of MLAM;
 Yaros..................                              Senior Vice President of Princeton
                                                      Services; Vice President of
                                                      Princeton Funds Distributor, Inc.

Stephen M. M. Miller....  Senior Vice President      Executive Vice President of
                                                      Princeton Administrators; Senior
                                                      Vice President of Princeton
                                                      Services.

Joseph T. Monagle,        Senior Vice President      Senior Vice President of MLAM;
 Jr. ...................                              Senior Vice President of Princeton
                                                      Services.

Brian A. Murdock........  Senior Vice President      Senior Vice President of MLAM;
                                                      Senior Vice President of Princeton
                                                      Services.

Gregory D. Upah.........  Senior Vice President      Senior Vice President of MLAM;
                                                      Senior Vice President of Princeton
                                                      Services.

  Mr. Glenn is President and Mr. Burke is Vice President and Treasurer of all or substantially all of the investment companies described in the following two paragraphs. Mr. Glenn is director of such companies. Messrs. Doll, Giordano, and Monagle are officers of one or more of such companies.

  MLAM, with an address at P.O. Box 9011, Princeton, New Jersey 08543-9011, an affiliate of the Investment Adviser, acts as investment adviser for the following open-end registered investment companies: Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Index Funds, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Funds, Inc. and Hotchkis and Wiley Funds (advised by Hotchkis and Wiley, a division of MLAM); and for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Senior Floating Rate Fund, Inc. and Merrill Lynch Senior Floating Rate Fund II, Inc. MLAM also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.

  Mercury Asset Management International Ltd., an affiliate of MLAM, acts as the investment adviser for the following open-end registered investment companies: Mercury Master Global Balanced Portfolio of Mercury Asset Management Master Trust (the "Trust"); Mercury Master Gold and Mining Portfolio of the Trust; Mercury Master International Portfolio of the Trust; Mercury Master Pan-European Growth Portfolio of the Trust; Mercury Master U.S. Large Cap Portfolio of the Trust and Mercury V.I. U.S. Large Cap Fund of Mercury Asset Management V.I. Funds, Inc.

Item 27. Principal Underwriters

  (a) Mercury Funds Distributor, a division of Princeton Funds Distributor, Inc. ("MFD" or the "Distributor") acts as the principal underwriter for the Registrant and for each of the following open-end investment companies:

    Mercury Gold and Mining Fund of Mercury Asset Management Funds, Inc.; Mercury U.S. Large Cap Fund of Mercury Asset Management Funds, Inc.; Mercury International Fund of Mercury Asset Management Funds, Inc.; Mercury Pan-European Growth Fund of Mercury Asset Management Funds, Inc.; Mercury Global Balanced Fund of Mercury Asset Management Funds, Inc.; Mercury U.S. Small Cap Growth Fund of Mercury Asset Management Funds, Inc.; Summit Cash Reserves Fund of Financial Institutions Series Trust; Mercury V.I. U.S. Large Cap Fund of Mercury Asset Management V.I. Funds, Inc.

  A separate division of Princeton Funds Distributor, Inc. acts as the principal underwriter of other investment companies.

  (b) Set forth below is information concerning each director and officer of the Distributor. The principal business address of each such person is P.O. Box 9081, Princeton, New Jersey 08543-9081, except that the address of Messrs. Crook, Aldrich, Breen, Fatseas and WaseI is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.

                                   (2)                        (3)
  (1)                     Positions and Offices      Positions and Offices
Name                       with the Distributor         with Registrant
-----                     ---------------------      ---------------------
Terry K. Glenn.......... President and Director   Executive Vice President
Michael G. Clark........ Director and Treasurer   None
Thomas J. Verage........ Director                 None
Robert W. Crook......... Senior Vice President    None
Michael J. Brady........ Vice President           None
William M. Breen........ Vice President           None
James T. Fatseas........ Vice President           None
Debra W. Landsman-
 Yaros.................. Vice President           None
Michelle T. Lau......... Vice President           None
Donald C. Burke......... Vice President           Vice President and Treasurer
Salvatore Venezia....... Vice President           None
William Wasel........... Vice President           None
Robert Harris........... Secretary                None

Item 28. Location of Accounts and Records.

  All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at the offices of:

    (1) the registrant, Mercury Index Funds, Inc., P.O. Box 9011, Princeton, New Jersey 08543-9011.

    (2) the transfer agent, Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

    (3) the custodian, for the Master S&P 500 Index Series, the Master Small Cap Index Series and the Master Aggregate Bond Index Series, Merrill Lynch Trust Company, 800 Scudders Mill Road, Plainsboro, New Jersey 08536 and for the Master International Index Series, the Chase Manhattan Bank, 4 Chase MetroTech, 18th Floor, Brooklyn, New York 11245.

    (4) the investment adviser and administrator, Mercury Asset Management US, a division of Fund Asset Management, L.P., 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

Item 29. Management Services.

  Other than as set forth under the caption "Management of the Fund" in the Prospectus constituting Part A of the Registration Statement and under "Management of the Fund--Management and Advisory Arrangements" in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not party to any management related service contract.

Item 30. Undertakings.

  None.

                                  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Pre-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 8th day of June, 2000.

                                         Mercury Index Funds, Inc.
                                           (Registrant)

                                                 /s/ Donald C. Burke
                                         By: __________________________________

                                             (Donald C. Burke, Vice President

                                                    and Treasurer)

  Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

              Signatures                         Title                   Date
              ----------                         -----                   ----

                  *                    President and Director
______________________________________  (Principal Executive
           (Terry K. Glenn)             Officer)

                  *                    Vice President and
______________________________________  Treasurer (Principal
          (Donald C. Burke)             Financial Accounting
                                        Office and Principal
                                        Accounting Officer)

                  *                    Director
______________________________________
           (M. Colyer Crum)

                  *                    Director
______________________________________
        (Laurie Simon Hodrick)

                  *                    Director
______________________________________
         (Jack B. Sunderland)

                  *                    Director
______________________________________
        (Stephen B. Swensrud)

                  *                    Director
______________________________________
         (J. Thomas Touchton)

                  *                    Director
______________________________________
           (Fred G. Weiss)

                  *                    Director
______________________________________
           (Arthur Zeikel)

*This registration statement has been
   signed by each of the persons so
   indicated by the undersigned as
          Attorney-in-Fact.

         /s/ Donald C. Burke                                         June 8, 2000
*By: _________________________________
 (Donald C. Burke, Attorney-in-Fact)

                                  SIGNATURES

  Quantitative Master Series Trust has caused this Pre-Effective Amendment No. 1 to the Registration Statement of Mercury Index Funds, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro and State of New Jersey on the 8th day of June, 2000.

                                         Quantitative Master Series Trust

                                                 /s/ Donald C. Burke
                                         By: __________________________________

                                             (Donald C. Burke, Treasurer)

  The Pre-Effective Amendment No. 1 to the Registration Statement of Mercury Index Funds, Inc. has been signed below by the following persons in the capacities and on the dates indicated.

              Signatures                         Title                   Date
              ----------                         -----                   ----

                  *                    President and Trustee
______________________________________  (Principal Executive
           (Terry K. Glenn)             Officer)

                  *                    Treasurer (Principal
______________________________________  Financial Accounting
          (Donald C. Burke)             Officer) and Trustee

                  *                    Trustee
______________________________________
         (Jack B. Sunderland)

                  *                    Trustee
______________________________________
        (Stephen B. Swensrud)

                  *                    Trustee
______________________________________
         (J. Thomas Touchton)

*This registration statement has been
   signed by each of the persons so
   indicated by the undersigned as
          Attorney-in-Fact.

         /s/ Donald C. Burke                                         June 8, 2000
*By: _________________________________
 (Donald C. Burke, Attorney-in-Fact)

                               INDEX TO EXHIBITS

 Exhibit
 Number                                Description
 -------                               -----------
   5(a)  --Form of Class I Shares Distribution Agreement between Registrant and
          Mercury Funds Distributor, a division of Princeton Funds Distributor,
          Inc., and Form of Class I Shares of Common Stock Selected Dealer
          Agreement.
   5(b)  --Form of Class A Shares Distribution Agreement between Registrant and
          Mercury Funds Distributor, a division of Princeton Funds Distributor,
          Inc., and Form of Class A Shares of Common Stock Selected Dealer
          Agreement.
   8(a)  --Administration Agreement between Registrant and Mercury Asset
          Management US, a division of Fund Asset Management, L.P.
   8(b)  --Form of Transfer Agency, Dividend Disbursing Agency and Shareholder
          Servicing Agency Agreement between Registrant and Financial Data
          Services, Inc.
   8(d)  --License Agreement relating to Use of Name among Fund Asset
          Management, L.P., and Registrant.
   9     --Opinion and consent of Swidler Berlin Shereff Friedman, LLP, counsel for Registrant.
  10     --Consent of Deloitte & Touche LLP, independent auditors for the
          Registrant.
  12     --Certificate of Fund Asset Management, L.P.
  13     --Form of Class A Account Maintenance Plan and Form of Class A Shares
          Account Maintenance Plan Sub-Agreement.
  14(a)  --Rule 18f-3 Plan.
  14(c)  --Power of Attorney for Officers, Directors and Trustees.
  16     --Code of Ethics.